As filed with the Securities and Exchange Commission on January 18, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒	Pre-Effective Amendment No.	1	☐	Post-Effective Amendment No.

(Check appropriate box or boxes)

Old Mutual Funds II

(Exact Name of Registrant as Specified in Charter)

720-200-7600

(Area Code and Telephone Number)

4643 South Ulster Street, Suite 600

Denver, Colorado 80237

(Address of Principal Executive Offices)

Julian F. Sluyters

4643 South Ulster Street, Suite 600

Denver, Colorado 80237

(Name and Address of Agent for Service)

Copies to:

John N. Ake, Esq.	Andra C. Ozols, Esq.
Ballard Spahr Andrews & Ingersoll, LLP	Old Mutual Capital, Inc.
1735 Market Street, 51st Floor	4643 South Ulster Street, Suite 600
Philadelphia, PA 19103-7599	Denver, CO 80237
(215) 864-8600	(720) 200-7600

It is proposed that this filing will become effective on January 22, 2008 pursuant to Rule 488.

No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

This pre-effective amendment is being filed to revise certain portions of Parts A and B of the registration statement, and to include an exhibit to Part C of the registration statement.

OLD MUTUAL FUNDS II

ON BEHALF OF THE

OLD MUTUAL LARGE CAP FUND

January 22, 2008

Dear Shareholder:

The Old Mutual Large Cap Fund’s Board of Trustees (the “Board”) requests your vote on a proposal to merge the Old Mutual Large Cap Fund (the “Large Cap Fund”) into the Old Mutual Focused Fund (the “Focused Fund” and together with the Large Cap Fund, the “Funds”). If the merger is approved by shareholders, you will receive shares of the Focused Fund equivalent in dollar value to your shares in the Large Cap Fund at the time of the merger.

The Board’s recommendation to merge these Funds is based primarily on the Funds’ compatibility. Both Funds are advised by Old Mutual Capital, Inc., sub-advised by Liberty Ridge Capital, Inc. and primarily invest in large capitalization companies that demonstrate sustainable long-term growth prospects. Merging the Funds will enable you to maintain your exposure to large capitalization, growth oriented companies while also enabling you to potentially benefit from the Focused Fund’s non-diversified investment strategy and ability to invest in small and medium capitalization companies. The non-diversified investment strategy allows the Focused Fund to own larger positions in a smaller number of securities while the ability to invest in small and mid capitalization companies may offer greater potential for capital appreciation than investments in larger, more established companies.

In addition to the foregoing, the Board recommends merging the Funds so that shareholders may realize additional benefits such as an equal or potentially lower expense ratios than the Large Cap Fund’s current expense ratios, enhanced portfolio management and operational efficiencies. It is also noteworthy that the merger is designed to be a tax-free reorganization, so you should not realize a tax gain or loss as a direct result of the merger. Additional details about the proposed merger are described in the enclosed Proxy Statement.

This proposal will be presented to shareholders at a special meeting of shareholders to be held on April 22, 2008 in Denver, Colorado. This package contains important information about the proposal, a proxy, a business reply envelope permitting you to vote by mail and simple instructions on how to vote by phone or via the Internet. We encourage you to read the entire Proxy Statement, which describes the proposal in detail.

THE LARGE CAP FUND’S BOARD HAS CAREFULLY CONSIDERED THE PROPOSAL, BELIEVES THE PROPOSAL TO BE IN THE BEST INTERESTS OF LARGE CAP FUND SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

You can vote in one of four ways:

BY MAIL using the enclosed proxy card;

BY INTERNET through the website listed in the proxy voting instructions;

BY TELEPHONE by calling 1-888-221-0697 and following the recorded instructions; or

IN PERSON at the Special Meeting of Shareholders on April 22, 2008.

Your vote is extremely important, no matter how many shares you own. If we do not receive sufficient votes to approve the proposal, we may have to send additional mailings or conduct telephone solicitations. If you have any questions about the proposal, please call our proxy solicitor, Broadridge at 1-866-586-0633.

Thank you for your response and we look forward to preserving your trust as a valued shareholder over the long term.

Sincerely,

Leigh A. Wilson
Chairman
Old Mutual Funds II

OLD MUTUAL FUNDS II

Old Mutual Large Cap Fund

NOTICE OF MEETING OF SHAREHOLDERS

To Be Held on April 22, 2008

4643 South Ulster Street, Suite 600

Denver, Colorado 80237

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Old Mutual Large Cap Fund (the “Large Cap Fund”) of Old Mutual Funds II (the “Trust”) will be held at the offices of Old Mutual Capital, Inc. (“Old Mutual Capital”) located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237 on April 22, 2008, at 10:30 a.m. Mountain time (the “Meeting”), for the purpose of voting on the proposal set forth below and to transact such other business that may properly come before the Meeting, or any adjournments thereof:

To approve a Plan of Reorganization that provides for the merger of the Large Cap Fund into the Old Mutual Focused Fund.

The proposal is discussed in greater detail in the attached Prospectus/Proxy Statement. You are entitled to vote at the Meeting or any adjournments thereof if you owned shares of the Large Cap Fund at the close of business on January 1, 2008. If you attend the Meeting or any adjournments thereof, you may vote your shares in person. Whether or not you intend to attend the Meeting or any adjournments thereof in person, you may vote in any of the following ways:

(1)	Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;
(2)

Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)

Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

By order of the Board of Trustees,

Andra C. Ozols, Secretary
Old Mutual Funds II

Dated: January 22, 2008

Denver, Colorado

COMBINED PROSPECTUS AND PROXY STATEMENT

January 22, 2008

Relating to the Acquisition of Assets of

OLD MUTUAL LARGE CAP FUND

By and In Exchange for Shares of Beneficial Interest of

OLD MUTUAL FOCUSED FUND

EACH A SERIES PORTFOLIO OF

OLD MUTUAL FUNDS II

4643 South Ulster Street, Suite 600

Denver, Colorado 80237

888-772-2888

This document is being furnished to you in connection with the Special Meeting of Shareholders of Old Mutual Large Cap Fund (the “Large Cap Fund”), a series portfolio of Old Mutual Funds II, a Delaware statutory trust (“Old Mutual Funds II”), to be held on April 22, 2008 (the “Special Meeting”). At the Special Meeting, you will be asked to approve a Plan of Reorganization (the “Plan of Reorganization”) for the Large Cap Fund and the consummation of the transactions described therein, as further described in this Combined Prospectus and Proxy Statement (“Prospectus/Proxy Statement”). The Board of Trustees of Old Mutual Funds II has unanimously approved the Plan of Reorganization as being in the best interests of Large Cap Fund shareholders and recommends that you vote “FOR” the proposal.

The Plan of Reorganization provides for the reclassification of the shares of the Large Cap Fund and the change of the outstanding shares of the Large Cap Fund into shares of the Old Mutual Focused Fund (“Focused Fund” and together with the Large Cap Fund, the “Funds”) based upon the net asset values of the two Funds (the “Merger”). All of the assets and liabilities of the Large Cap Fund will become assets and liabilities of the Focused Fund, and Class A shares of the Large Cap Fund will be reclassified as Class A shares of the Focused Fund, Class C shares of the Large Cap Fund will be reclassified as Class C shares of the Focused Fund, Institutional Class shares of the Large Cap Fund will be reclassified as Institutional Class shares of the Focused Fund, and Class Z shares of the Large Cap Fund will be reclassified as Class Z shares of the Focused Fund. The value of your account in the Focused Fund immediately after the Merger will be the same as the value of your account in the Large Cap Fund immediately before the Merger.

The Large Cap Fund is classified as a diversified series portfolio and the Focused Fund is classified as a non-diversified series portfolio of Old Mutual Funds II, an open-end, series management investment company. The difference between a diversified and a non-diversified portfolio is explained in the Question and Answer section of this Prospectus/Proxy Statement. Old Mutual Capital, Inc. (“Old Mutual Capital”) serves as the investment advisor to both Funds.

The investment objectives of the Large Cap Fund and the Focused Fund are similar in that both Funds invest primarily in large capitalization companies that demonstrate sustainable long-term growth prospects. In addition, both Funds are sub-advised by Liberty Ridge Capital, Inc. (“Liberty Ridge”). The Focused Fund seeks to provide investors with above-average total returns over a three to five year market cycle by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large capitalization companies. While the Focused Fund may invest in companies of any market capitalization, the Fund generally invests in large capitalization companies that

Liberty Ridge believes have sustainable long-term growth prospects but are currently trading at modest relative valuations. Similarly, the Large Cap Fund seeks to provide investors with long-term capital growth by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies. For additional information regarding the Funds’ investment strategies, see the “Introduction - Comparison of Investment Objectives and Policies” section of this Prospectus/Proxy Statement.

This Prospectus/Proxy Statement sets forth the information that you should know before voting on the Plan of Reorganization. It should be read in its entirety and retained for future reference. The Statement of Additional Information related to this Prospectus/Proxy Statement dated January 22, 2008, is available upon request and without charge by contacting Old Mutual Funds II at the address or telephone number above, and is hereby incorporated by reference.

Like shares of the Large Cap Fund, shares of the Focused Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve risk, including the possible loss of the principal amount invested.

The current prospectus for Class A and Class C shares of both Large Cap Fund and Focused Fund and the current prospectus for Class Z and Institutional Class shares for both Large Cap Fund and Focused Fund, each dated June 4, 2007, as supplemented, together with the related statement of additional information for Class A, Class C, Institutional Class and Class Z shares of both Large Cap Fund and Focused Fund dated November 19, 2007, as supplemented, are on file with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Prospectus/Proxy Statement by reference. A copy of the current prospectus is included as Appendix II to this Prospectus/Proxy Statement. The prospectuses, as well as the most recent annual report and semi-annual report for Old Mutual Funds II, are available without charge by writing to Old Mutual Funds II, P.O. Box 219534, Kansas City, Missouri 64121-9534, or by calling 888-772-2888. The SEC maintains a website at http://www.sec.gov that contains the prospectuses and statement of additional information described above, material incorporated by reference, and other information about Old Mutual Funds II. You can obtain additional information about the Large Cap Fund and the Focused Fund on the Old Mutual Funds II website located at oldmutualfunds.com.

As with all mutual fund securities, the SEC has not approved or disapproved these securities or determined whether the information in this Prospectus/Proxy Statement is adequate or accurate. Any representation to the contrary is a criminal offense.

[End of Front Cover Page]

OLD MUTUAL FUNDS II

Old Mutual Large Cap Fund

Page

INTRODUCTION	1
A. Questions and Answers Regarding the Merger	1
B. Comparison of Investment Objectives and Policies	5
C. Comparison of Distribution, Purchase and Redemption Policies, and Exchange Rights	5
D. Comparison of Risk Factors	8
E. Comparison of Fees and Expenses	9
F. Comparison of Performance	12
THE MERGER	14
A. Information About The Merger	14
B. Reasons for the Merger	15
C. Federal Income Tax Consequences	16
D. Other Conditions	18
E. Shareholders' Rights	19
F.Capitalization	19
OTHER INFORMATION ABOUT THE FUNDS	20
A. Investment Advisor and Sub-Advisor	20
B. Portfolio Manager	21
C. Financial Highlights	21
D. Additional Information About the Funds	26
OWNERSHIP OF FUND SHARES	26
LEGAL MATTERS	30
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION	30
VOTING INFORMATION	30

APPENDIX I	Plan of Reorganization
APPENDIX II	Prospectus of Old Mutual Funds II

i

INTRODUCTION

The “Introduction” section of this Prospectus/Proxy Statement provides a brief overview of the key features and other matters typically of interest to shareholders considering a proposed merger between mutual funds. These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and details regarding the proposed merger. The description of the Merger is qualified by reference to the full text of the Plan of Reorganization, which is attached as Appendix I.

A.	Questions and Answers Regarding the Merger
Q.	WHAT IS BEING PROPOSED?
A.

The Plan of Reorganization provides for the reclassification and change of the issued and outstanding Large Cap Fund shares into Focused Fund shares (the “Merger”). If shareholders of the Large Cap Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of the Large Cap Fund will become the assets and liabilities of the Focused Fund, and the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Large Cap Fund will be converted into Class A, Class C, Institutional Class and Class Z shares, respectively, of the Focused Fund that have a net asset value equal to the value of the Large Cap Fund net assets immediately prior to the Merger. The value of each Large Cap Fund shareholder’s account in the Focused Fund immediately after the Merger will be the same as the value of such shareholder’s account with Large Cap Fund immediately prior to the Merger.

Q.	WHY IS THE MERGER IN THE BEST INTERESTS OF SHAREHOLDERS?

A.        The Board of Trustees (the “Board”) of Old Mutual Funds II, including each of the independent Trustees, determined that the Merger would be in the best interests of both Funds and their shareholders based on the following factors, among others:

•	The compatibility of the investment objectives and principal investment strategies of the two Funds.
•	The continuity of management given that Old Mutual Capital and Liberty Ridge are the advisor and sub-advisor, respectively, to both Funds.
•

Old Mutual Capital’s agreement to extend the expense limitations for the Focused Fund’s Class A, Class C, Institutional Class and Class Z shares to 1.40%, 2.15%, 0.80% and 1.15%, respectively, through March 31, 2009.

•	Equal or potentially lower expense ratios for the combined Fund resulting from increased asset levels and corresponding economies of scale.
•

Old Mutual Capital’s belief that the combined Fund will have improved marketability based upon its historical performance record and thus will be better poised to attract new assets and enable shareholders to benefit from economies of scale.

•	The potential operating efficiencies that may result from combining the Funds.
•	The tax-free nature of the Merger for Federal income tax purposes, so shareholders should not realize a tax gain or loss as a direct result of the Merger.

•	The high percentage of portfolio holdings continuity between the Funds.
Q.	WHAT IS THE RECOMMENDATION OF THE BOARD OF TRUSTEES?
A.	The Board recommends that you vote “FOR” the Merger.
Q.	DO THE FUNDS HAVE THE SAME INVESTMENT OBJECTIVE?

A.        The investment objectives of the Large Cap Fund and the Focused Fund are similar in that both Funds are sub-advised by Liberty Ridge and invest primarily in large capitalization companies. However, the Large Cap Fund seeks to provide investors with long-term capital growth by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies, while the Focused Fund seeks to provide investors with above-average total returns over a three to five year market cycle by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large capitalization companies. The Focused Fund may invest in companies of any market capitalization, however, the Fund generally invests in large capitalization companies that Liberty Ridge believes have sustainable long-term growth prospects but are currently trading at modest relative valuations.

Q.        WHAT ARE THE PRIMARY DIFFERENCES IN THE INVESTMENT STRATEGIES AND RISKS OF THE FUNDS?

A.

While the Large Cap Fund is classified as a “diversified” fund, the Focused Fund is classified as a “non-diversified” fund, which means that the Focused Fund may own larger positions in a smaller number of securities than funds that are classified as “diversified”. The Focused Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Focused Fund’s share price may also be more volatile than those of funds classified as “diversified”.

In addition, the Large Cap Fund normally invests at least 80% of its net assets in securities of large capitalization issuers, while the Focused Fund normally invests at least 80% of its net assets in securities of small, medium and large capitalization issuers but generally invests in large capitalization companies. This means that to the extent the Fund invests in small and medium capitalization issuers, it may be exposed to greater risk of loss and price fluctuation. In addition, trading markets for small and medium capitalization issuers may be less liquid and more volatile than trading markets for large capitalization issuers.

Q.	HOW DO THE FUNDS COMPARE IN SIZE?

A.        As of December 31, 2007, the Large Cap Fund’s net assets were $70.7 million and the Focused Fund’s net assets were $49.0 million. The asset size of each Fund fluctuates on a daily basis and the asset size of the Focused Fund after the Merger may be larger or smaller than the combined assets of the Funds as of December 31, 2007.

Q.	WILL THE PROPOSED MERGER RESULT IN HIGHER INVESTMENT ADVISORY FEE OR OTHER FUND EXPENSES?

A.        The investment advisory fee and the current net expense ratios for the Large Cap Fund and the Focused Fund are the same. The projected total expense ratios of the Focused Fund following the completion of the Merger are expected to be equal to or lower than the current expense ratios of the Large Cap Fund. In addition, Old Mutual Capital has agreed to cap the total expenses of the Focused Fund’s Class A, Class C, Institutional Class and Class Z shares to 1.40%, 2.15%, 0.80% and 1.15%, respectively, through March 31, 2009.

Q.	WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED MERGER?
A.

Legal counsel to the Large Cap Fund and the Focused Fund will issue an opinion to Old Mutual Funds II that the Merger will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders are not expected to be subject to Federal income taxes as a direct result of the Merger.

Q.	WILL THE SHAREHOLDER SERVICES PROVIDED BY OLD MUTUAL CAPITAL CHANGE?
A.

No. Old Mutual Capital manages the Large Cap Fund and the Focused Fund. The custodian, transfer agent and distributor are also the same for both Funds. Purchase, exchange and redemption privileges are also the same for both Funds. Please consult your financial intermediary for information on any services provided by them to the Funds.

Q.	CAN I CONTINUE TO ADD TO MY LARGE CAP FUND ACCOUNT?
A.	Yes. Large Cap Fund shareholders may continue to make investments in the Large Cap Fund until at least the date of shareholder approval (anticipated on April 22, 2008).
Q.	WHAT HAPPENS IF THE MERGER IS NOT APPROVED?
A.

Any shares you held in the Large Cap Fund would remain Large Cap Fund shares. The Large Cap Fund and the Focused Fund would each continue to operate separately and the Board would determine what further action, if any, to take.

Q.        WILL EITHER FUND PAY FOR THE PROXY SOLICITATION, LEGAL AND OTHER COSTS ASSOCIATED WITH THE PROPOSED MERGER?

A.

The Funds will incur all costs associated with the Merger, subject to current expense limitations. Costs associated with the Merger generally include printing and mailing costs, solicitation costs, legal costs, costs paid to the Funds’ independent registered public accounting firm, and other miscellaneous costs. All costs associated with the Merger will be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets. Broadridge has been retained to assist in the solicitation of shareholder proxies, at an estimated cost of $37,000, plus expenses.

Q.	IF APPROVED, WHEN WILL THE PROPOSED MERGER TAKE PLACE?
A.

If approved, the Merger will occur on or about April 25, 2008, or as soon as reasonably practicable after shareholder approval is obtained. Shortly after completion of the Merger, shareholders will receive a confirmation statement reflecting the Merger.

Q.	WHAT IF I WANT TO EXCHANGE MY SHARES FOR ANOTHER OLD MUTUAL FUND PRIOR TO THE MERGER?

A.

You may exchange your shares into other mutual funds advised by Old Mutual Capital (each an “Old Mutual Fund”) before the Closing Date by calling 888-772-2888 or contacting your financial intermediary. If you choose to exchange your Large Cap Fund shares for another Old Mutual Fund, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-deferred account, such as an IRA. If you exchange your shares before the date of the Special Meeting or any adjournments thereof, you will still be asked to cast your vote on the Merger.

Q.	HOW MANY VOTES AM I ENTITLED TO CAST?

A.        You are entitled to one vote for each dollar of net asset value of shares held in your name as of January 1, 2008, as determined as of the close of business on December 31, 2007 (the “Record Date”).

Q.	HOW CAN I VOTE MY SHARES?
A.

You are entitled to vote at the Special Meeting or any adjournments thereof if you owned shares of the Fund at the close of business on January 1, 2008. If you attend the Special Meeting or any adjournments thereof, you may vote your shares in person. Whether or not you intend to attend the Special Meeting or any adjournments thereof in person, you may vote in any of the following ways:

(1)	Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;
(2)

Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)

Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

Q.	IF I VOTE MY PROXY NOW, CAN I CHANGE MY VOTE LATER?
A.

If you vote your proxy now, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Old Mutual Funds II. In addition, although mere attendance at the Special Meeting will not revoke a proxy, if you attend the Special Meeting you may withdraw your proxy and vote in person.

Q.	WHAT IS THE REQUIRED VOTE TO APPROVE THE PROPOSED MERGER?
A.

At the Special Meeting, a quorum being present, approval of the Merger requires the affirmative vote of a “majority of the outstanding voting securities” of the Large Cap Fund as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). This means the lesser of: (a) the affirmative vote of 67% or more of the voting securities of Large Cap Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of Large Cap Fund are present or represented by proxy; or (b) the affirmative vote of more than 50% of the outstanding voting securities of Large Cap Fund.

Q.	WHOM SHOULD I CALL FOR ADDITIONAL INFORMATION ABOUT THIS PROSPECTUS/PROXY STATEMENT?

A.        Please call the proxy solicitor, Broadridge, at 1-866-586-0633 to obtain additional information regarding the proposed merger.

B.	Comparison of Investment Objectives and Policies

The investment objectives of the Large Cap Fund and the Focused Fund are similar in that both Funds invest primarily in large capitalization companies. In addition, both Funds are advised by Old Mutual Capital and sub-advised by Liberty Ridge. The Large Cap Fund seeks to provide investors with long-term capital growth by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies. The Focused Fund seeks to provide investors with above-average total returns over a three to five year market cycle by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large capitalization companies. While the Focused Fund may invest in companies of any market capitalization, the Fund generally invests in large capitalization companies that Liberty Ridge believes have sustainable long-term growth prospects but are currently trading at modest relative valuations.

Merging the Funds will enable Large Cap Fund shareholders to primarily maintain exposure to large capitalization, growth oriented companies while increasing exposure to small and medium capitalization companies. In addition, because the Large Cap Fund is classified as a diversified investment company and the Focused Fund is classified as a non-diversified investment company, merging the Funds will enable Large Cap Fund shareholders to potentially benefit from the Focused Fund’s non-diversified investment strategy. The non-diversified investment strategy allows the Focused Fund to own larger positions (up to 25% of its total assets) in a smaller number of securities. Both Funds use the Standard & Poor’s (“S&P”) 500® Index as a benchmark. The Focused Fund also uses the Russell 3000® Index as an additional benchmark.

The annual portfolio turnover rate for the Large Cap Fund was 176.89% for the fiscal year ended March 31, 2007. The Focused Fund’s portfolio turnover rate for the same period was 95.63%. A fund with a higher rate of portfolio turnover will result in higher transaction costs and may result in additional taxes for shareholders as compared to a fund with less portfolio turnover.

C.	Comparison of Distribution, Purchase and Redemption Policies, and Exchange Rights

Shares of the Large Cap Fund and the Focused Fund are distributed by Old Mutual Investment Partners, a wholly-owned subsidiary of Old Mutual Capital. Both the Large Cap Fund and the Focused Fund pay Old Mutual Investment Partners a service fee at an annual rate of 0.25% of the average daily net assets attributable to Class A shares and a distribution fee and service fee at an annual combined rate of 1.00% of the average daily net assets attributable to Class C shares. For more information on distribution and service fees, refer to the Old Mutual Funds II prospectus attached as Appendix II to this Prospectus/Proxy Statement.

Purchase, exchange and redemption procedures are the same for the Large Cap Fund and the Focused Fund. These procedures, as well as other features related to investing in the Funds are summarized below. A more complete description may be found in the Old Mutual Funds II prospectus attached as Appendix II to this Prospectus/Proxy Statement.

Purchase Procedures

Purchases of shares of each Fund may be made on any day on which the New York Stock Exchange (“NYSE”) is open for business. The price per share you will pay to invest in each Fund is its NAV next calculated after your order is accepted.

Shares may be purchased through the following methods:

Through a Financial Intermediary:

Contact your broker, investment advisor, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:

Complete the application.

Mail your completed application and a check to:

Regular Mail:

Old Mutual Funds II

P.O. Box 219534

Kansas City, Missouri 64121-9534

Overnight Mail:

Old Mutual Funds II

210 West 10th Street, 8th Floor

Kansas City, Missouri 64105

By Telephone:

Call us at 888-772-2888 to receive an account application and receive an account number.

By Wire:

Call us at 888-772-2888 to receive an application and account number. Wire your investment to the bank listed below.

United Missouri Bank of Kansas City, N.A.

ABA # 10-10-00695

Account # 98705-23469

Include the following information with the wiring instructions:

Fund name in which you wish to invest

Your name

Your Social Security or tax ID number

Your account number

Return the account application.

The minimum investment is $2,500 per Fund for non-retirement accounts. For certain tax-deferred accounts, the minimum investment is $2,000. For UGMA/UTMA, Coverdell Education Savings Accounts or Systematic Investment Plans, the minimum investment is $500. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional investment information. Institutional Class shares are available to certain categories of eligible investors with a minimum initial investment of $1 million in each Fund.

Other institutional investors who invest at least $2 million in each Fund are eligible to purchase Institutional Class shares.

The NAV per share class of each Fund is calculated by dividing the total net assets of each class of each Fund by the total number of that class’s shares outstanding of that Fund. NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

The Funds use pricing services to determine the market value of the securities in their portfolios. The Funds generally use the market price of securities as of the close of regular trading on the NYSE to value equity securities held in the Funds’ portfolios, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

There is no initial sales charge applicable to Class C, Institutional Class and Class Z shares of either the Large Cap Fund or the Focused Fund. Both Large Cap Fund and Focused Fund Class A shares are sold with an initial sales charge ranging from 2.00% to 5.75% of the offering price on purchases up to $1 million. In addition, if you purchase $1,000,000 or more of Class A shares and redeem those shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge at the time of redemption. Large Cap Fund and Focused Fund Class C shares have a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. For more information, see the Old Mutual Funds II prospectus attached as Appendix II to this Prospectus/Proxy Statement.

You will not pay a sales charge in connection with the acquisition of Focused Fund shares pursuant to the Merger. In addition, the holding period for purposes of calculating any contingent deferred sales charge applicable to Class A or Class C shares of the Focused Fund received pursuant to the Merger will be the date of original purchase of the corresponding Class A or Class C shares of the Large Cap Fund and not the date of the Merger.

Exchange Procedures

Generally, you may exchange some or all shares of a particular class of a Fund for the same class of another Fund advised by Old Mutual Capital that offers such class of shares. In addition, Class Z shares may be exchanged for Institutional Class shares of the same Fund, subject to the investment qualifications and minimums of Institutional Class shares.

Redemption Procedures

You may sell your shares at the shares’ NAV any day the NYSE is open for business. Sale orders received by the Funds’ transfer agent or other authorized representatives by 4:00 p.m. Eastern time will be priced at the Fund’s next calculated NAV. The Funds generally send payment for your shares the business day after your order is accepted.

The Funds impose a 2.00% redemption/exchange fee subject to certain exceptions as described in the Funds’ prospectus on the total redemption proceeds before applicable deferred sales charges or on the NAV of shares exchanged within 10 calendar days of their purchase. The holding period for purposes of calculating whether a redemption or exchange fee applies will be the date of original purchase of the shares, and not the date of the Merger.

D.	Comparison of Risk Factors

Each Fund may invest in various types of securities or use certain investment techniques to achieve its investment objective. The following is a summary of the principal risks associated with such securities and investment techniques. Additional information about these risks is included in the Funds’ prospectus attached as Appendix II to this Prospectus/Proxy Statement. As with any security, an investment in either Fund involves certain risks, including loss of principal. An investment in the Funds is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The fact that a particular risk is not identified does not indicate that a Fund does not invest its assets in, or is precluded from investing its assets in, securities that give rise to that risk.

Similar Risk Factors of the Funds

Like all investments in securities, you risk losing money by investing in the Funds. The main risks of investing in each Fund are as follows:

Stock Market Risk. The value of the stocks and other securities owned by the Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize Liberty Ridge’s determination of an investment’s value or Liberty Ridge may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Funds may focus their investments in certain industries within a sector, which may cause the Funds’ performance to be susceptible to the economic, business or other developments that affect those industries.

Primary Differences in Risk Factors of the Funds

Non-Diversified Fund Risk. Unlike the Large Cap Fund, the Focused Fund is classified as a “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Focused Fund may invest up to 25% of its total assets in the securities of any one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share price may also be more volatile than those of funds classified as “diversified”.

Small and Mid-Cap Company Risk. Although the Focused Fund primarily invests in large capitalization companies, unlike the Large Cap Fund the Focused Fund may invest more of its assets in small and medium capitalization companies. Small and medium capitalization companies may offer greater potential for capital appreciation than larger more established companies but they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small and medium capitalization issues may be less liquid and more volatile than securities of larger companies, and the Focused Fund may have greater difficulty buying or selling a security of a small or medium capitalization issuer at an acceptable price, especially in periods of market volatility.

More information regarding the risks of investing in the Funds is included in the Old Mutual Funds II prospectus included as Appendix II.

E.	Comparison of Fees and Expenses

The following tables compare the fees and expenses you may incur directly or indirectly as an investor in the Large Cap Fund and the Focused Fund and show the projected estimated fees and expenses of the Focused Fund (“pro forma”) assuming the Merger is approved and is consummated on the Closing Date. Annual operating expenses for the Funds shown below have been restated to reflect expenses as of September 30, 2007 and were determined based on each Fund’s net assets as of September 30, 2007. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your investment advisor or broker.

Fees and Expenses Table

	Class A	Class C	Institutional Class	Class Z
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%	None	None

Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)	2.00%(2)	2.00%(2)

Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees(3)	Distribution (12b-1) Fees	Service Fees	Other Expenses	Total Other Expenses	Total Annual Operating Expenses	Expense (Reduction)/ Recoupment	Net Annual Operating Expenses(4)
Class A
Large Cap Fund (Unaudited)	0.75%	None	0.25%	4.15%	4.40%	5.15%	(3.75%)	1.40%

Focused Fund (Unaudited)	0.75%	None	0.25%	0.79%	1.04%	1.79%	(0.39%)	1.40%

Focused Fund (Estimated Pro Forma) (Unaudited)	0.75%	None	0.25%	0.73%	0.98%	1.73%	(0.33%)	1.40%

Class C
Large Cap Fund (Unaudited)	0.75%	0.75%	0.25%	11.97%	12.22%	13.72%	(11.57%)	2.15%

Focused Fund (Unaudited)	0.75%	0.75%	0.25%	6.14%	6.39%	7.89%	(5.74%)	2.15%

Focused Fund (Estimated Pro Forma) (Unaudited)	0.75%	0.75%	0.25%	4.60%	4.85%	6.35%	(4.20%)	2.15%

Institutional Class
Large Cap Fund (Unaudited)	0.75%	None	None	2,440.91%	2,440.91%	2,441.66%	(2,440.81%)	0.85%

Focused Fund (Unaudited)	0.75%	None	None	2,467.81%	2,467.81%	2,468.56%	(2,467.76%)	0.80%

Focused Fund (Estimated Pro Forma) (Unaudited)	0.75%	None	None	1,983.04%	1,983.04%	1,983.79%	(1,982.99%)	0.80%

Class Z
Large Cap Fund (Unaudited)	0.75%	None	None	0.50%	0.50%	1.25%	(0.10%)	1.15%

Focused Fund (Unaudited)	0.75%	None	None	0.62%	0.62%	1.37%	(0.22%)	1.15%

Focused Fund (Estimated Pro Forma) (Unaudited)	0.75%	None	None	0.45%	0.45%	1.20%	(0.05%)	1.15%

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Funds from being adversely affected by the transaction costs associated with short-term trading activity, the Funds will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Funds for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading” section of the Funds’ prospectus attached as Appendix II to this Prospectus/Proxy Statement for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in these Funds as a result of Old Mutual Capital’s contractual agreement to waive through March 31, 2009 that portion, if any, of the annual management fee payable by the Funds and to pay certain expenses of the Funds to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.40%, 2.15%, 1.15% and 0.85% for the Large Cap Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively; 1.40%, 2.15%, 1.15% and 0.80% for the Focused Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively; and 1.40%, 2.15%, 1.15% and 0.80% for the post-Merger Focused Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Funds’ total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). The Large Cap Fund’s fund level expenses are limited to 0.81% for each class and class level expenses are limited to 0.59%, 1.34%, 0.34% and 0.04% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively. The Focused Fund’s and the post-Merger Focused Fund’s fund level expenses are limited to 0.80% for each class and class level expenses are limited to 0.60%, 1.35%, 0.35% and 0.00% for the Funds’ Class A, Class C, Class Z and Institutional Class shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Through December 31, 2008, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Thereafter through March 31, 2009, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Old Mutual Capital has also contractually agreed to limit the operating expenses of the Funds (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00%, 3.75%, 2.75% and 2.75% for the Funds’ Class A, Class C, Class Z and Institutional Class shares, respectively, through December 31, 2018. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed.

This example is intended to help you compare the cost of investing in the Funds and in the combined Fund on a pro forma basis. The examples make four assumptions: 1) you invest $10,000 in each Fund and in the Focused Fund after the Merger for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Tables

	Large Cap Fund				Focused Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$709	$1,307	$1,929	$3,596	$709	$1,070	$1,454	$2,530
Class C	$318	$999	$1,800	$3,891	$318	$999	$1,800	$3,891
Class Z	$117	$386	$676	$1,502	$117	$412	$729	$1,627
Institutional Class	$87	$673	$1,286	$2,942	$82	$668	$1,281	$2,938

	Estimated Pro Forma:
	Focused Fund
	1 Year	3 Years	5 Years	10 Years
Class A	$709	$1,058	$1,430	$2,472
Class C	$318	$999	$1,800	$3,891
Class Z	$117	$376	$655	$1,450
Institutional Class	$82	$668	$1,281	$2,938

You would pay the following if you did not redeem your shares:

	Large Cap Fund				Focused Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class C	$218	$999	$1,800	$3,891	$218	$999	$1,800	$3,891

	Estimated Pro Forma:
	Focused Fund
	1 Year	3 Years	5 Years	10 Years

Class C	$218	$999	$1,800	$3,891

F.	Comparison of Performance

The following bar charts and performance tables illustrate the risks of investing in the Funds by showing changes in each Fund’s performance year to year and by showing how each Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Funds’ past performance, both before and after taxes, does not guarantee how they will perform in the future. Performance reflects a limitation on the total expenses of the Funds pursuant to arrangements with the Funds’ current and former investment advisors. The Funds’ returns would have been lower if the expense limitations had not been in effect.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Funds’ Class Z shares. Performance for the Funds’ other share classes will vary due to differences in fees and expenses.

Large Cap Fund Year-by-Year Total Returns through December 31, 2007 – Class Z Shares

1998	34.74%
1999	11.06%
2000	23.97%
2001	(1.41)%
2002	(24.45)%
2003	19.12%
2004	6.78%
2005	1.92%
2006	22.37%
2007	1.69%

Best Quarter:	Q4 1998	28.21%
Worst Quarter:	Q3 2002	(21.27)%

Focused Fund Year-by-Year Total Returns through December 31, 2007 – Class Z Shares

2000	24.81%
2001	3.44%
2002	(28.63)%
2003	33.36%
2004	14.13%
2005	1.93%
2006	22.86%
2007	2.99%

Best Quarter:	Q1 2000	29.53%
Worst Quarter:	Q3 2002	(18.74)%

The table below compares the Large Cap Fund’s average annual total return information to the S&P 500® Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. The table also compares the Focused Fund’s average annual total return information to the S&P 500® Index and the Russell 3000® Index, a widely recognized, unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Focused Fund’s benchmark was changed from the Russell 3000® Index to the S&P 500® Index to more accurately reflect Liberty Ridge’s management style of the Fund.

Average Annual Total Returns as of December 31, 2007

				Past
				10 Years or
	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception+
Large Cap Fund
Class Z	12/31/96

Before Taxes		1.69%	10.04%	8.35%

After Taxes on Distributions		1.53%	9.88%	6.52%

After Taxes on Distributions
and Sale of Fund Shares		1.10%	8.70%	6.10%

Class A	9/30/03

Before Taxes		(4.40%)	N/A	7.87%

Class C	9/30/03

Before Taxes		(0.35%)	N/A	8.57%

Institutional Class	12/20/06

Before Taxes		1.66%	N/A	1.29%

S&P 500® Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		5.49%	12.83%	5.91%

Focused Fund
Class Z	2/12/99

Before Taxes		2.99%	14.44%	11.73%

After Taxes on Distributions		1.85%	14.15%	11.08%

After Taxes on Distributions and
Sale of Fund Shares		2.30%++	12.57%	10.03%

Class A	9/30/03

Before Taxes		(3.13%)	N/A	11.32%

Class C	9/30/03

Before Taxes		0.99%	N/A	12.03%

Institutional Class	12/20/06

Before Taxes		3.01%	N/A	2.34%

Russell 3000® Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		5.14%	13.63%	13.12%

S&P 500® Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		5.49%	12.83%	3.67%

+       Returns are for past 10 years or since inception, whichever is less. Index returns for the Large Cap Fund is for past 10 years. Index returns for the Focused Fund are since February 12, 1999.

++

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

THE MERGER

A.	Information About The Merger

Shareholders of the Large Cap Fund are being asked to approve the Plan of Reorganization, which sets forth the terms and conditions under which the Merger will be implemented. The Plan of Reorganization provides for the reclassification and change of the issued and outstanding Large Cap Fund shares into Focused Fund shares. If shareholders of the Large Cap Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of the Large Cap Fund will become the assets and liabilities of the Focused Fund, and the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Large Cap Fund will be converted into Class A, Class C, Institutional Class and Class Z shares, respectively, of the Focused Fund that have a net asset value equal to the value of the Large Cap Fund net assets immediately prior to the Merger. The value of each Large Cap Fund shareholder’s account in the Focused Fund immediately after the Merger will be the same as the value of such shareholder’s account with Large Cap Fund immediately prior to the Merger.

The value of the Large Cap Fund’s assets to be acquired and the amount of its liabilities to be assumed by the Focused Fund and the NAV of a share of the Large Cap Fund will be determined as of the close of regular trading on the NYSE on the Closing Date, after the declaration of any dividends on the Closing

Date (described below), and will be determined in accordance with the valuation procedures described in the Trust’s and the Funds’ currently effective prospectus and statement of additional information. The Closing Date is expected to be on or about April 25, 2008.

As soon as practicable after the Closing Date, the Large Cap Fund will distribute pro rata to its shareholders of record the shares of the Focused Fund it receives in the Merger, so that each shareholder of the Large Cap Fund will receive a number of full and fractional shares of the Focused Fund equal in value to his or her holdings in the Large Cap Fund, and the Large Cap Fund will be liquidated. Such distribution will be accomplished by opening accounts on the books of the Focused Fund in the names of the corresponding Large Cap Fund shareholders and by transferring thereto the shares of the Focused Fund previously credited to the account of the Large Cap Fund on those books. Each shareholder account shall be credited with the pro rata number of the Focused Fund’s shares due to that shareholder. Accordingly, immediately after the Merger, each former shareholder of the Large Cap Fund will own shares of the Focused Fund that will be equal to the value of that shareholder’s shares of the Large Cap Fund as of the Closing Date. Any special options (for example, automatic investment plans on current Large Cap Fund shareholder accounts) will automatically transfer to the new accounts.

The implementation of the Merger is subject to a number of conditions as set forth in the Plan of Reorganization, including approval of the shareholders of the Large Cap Fund. The Plan of Reorganization also requires receipt of a tax opinion indicating that, for federal income tax purposes, the Merger qualifies as a tax-free reorganization. The Plan of Reorganization may be terminated and the Merger abandoned at any time prior to the Closing Date by the Board if it is determined that the Merger would disadvantage either of the Funds. Please review the Plan of Reorganization carefully. A copy of the Plan of Reorganization is attached as Appendix I to this Prospectus/Proxy Statement.

The Focused Fund is classified as a non-diversified investment portfolio of Old Mutual Funds II, an open-end series management investment company registered under the 1940 Act. The principal offices of Old Mutual Funds II are located in Denver, Colorado, and the telephone number is 888-772-2888.

B.	Reasons for the Merger

The Board of Old Mutual Funds II, including each of the independent trustees, determined that the reorganization of the Large Cap Fund into the Focused Fund would be in the best interests of both Funds and their shareholders and that the interests of the shareholders of each Fund would not be diluted as a result of the Merger.

In evaluating the proposed Merger, the Board considered a number of factors, including:

•	The compatibility of the investment objectives and principal investment strategies of the two Funds.
•	The relative size and investment performance of each Fund.
•

That capital loss carryforwards available to offset future capital gains of the Large Cap Fund would succeed to the Focused Fund assuming the Merger qualifies as a “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended.

•	Whether the interests of either Fund’s current shareholders would be diluted in connection with the proposed Merger.

•	The potential benefits of the Merger to shareholders of each Fund.
•	The continuity of management given that Old Mutual Capital and Liberty Ridge are the advisor and sub-advisor, respectively, to both Funds.
•

Old Mutual Capital’s agreement to extend the expense limitations for the Focused Fund’s Class A, Class C, Institutional Class and Class Z shares to 1.40%, 2.15%, 0.80% and 1.15%, respectively, through March 31, 2009.

•	Equal or potentially lower expense ratio for the combined Fund resulting from increased asset levels and corresponding economies of scale.
•

Old Mutual Capital’s belief that the combined Fund will have improved marketability based upon its historical performance record and thus will be better poised to attract new assets and enable shareholders to benefit from economies of scale.

•	The potential operating efficiencies that may result from combining the Funds.
•	The tax consequences of the Merger, including the tax-free nature of the Merger for Federal income tax purposes, so shareholders should not realize a tax gain or loss as a direct result of the Merger.
•	The high percentage of portfolio holdings continuity between the Funds.

In addition to the foregoing, the Board noted that approximately 81% of the Large Cap Fund is comprised of portfolio holdings that are also held by the Focused Fund, and that approximately 95% of the Focused Fund is comprised of portfolio holdings that are also held by the Large Cap Fund. Given the high percentage of overlapping securities between the two Funds, the Board considered this a positive factor in determining that it would be appropriate to consolidate the Funds in an effort to take advantage of potential economies of scale.

Old Mutual Capital advised the Board that although the Class Z and Institutional Class shares’ gross annual operating expenses of the Focused Fund are higher than the corresponding gross annual operating expenses of the Large Cap Fund, the expense cap for the Focused Fund’s Class Z shares is the same as the expense cap for the Large Cap Fund’s Class Z shares and the expense cap for the Focused Fund’s Institutional Class shares is lower than the expense cap for the Large Cap Fund’s Institutional Class shares. Therefore, operating expenses for Large Cap Fund Class Z shareholders would not increase as a result of the merger and operating expenses for Large Cap Fund Institutional Class shareholders would decrease as a result of the merger. In addition, Old Mutual Capital advised the Board that it had agreed to extend the expense caps for all share classes through March 31, 2009.

Old Mutual Capital advised the Board that in light of the compatibility of investment objectives and principal investment strategies, continuity of management, extension of the expense limitations through March 31, 2009, better historical performance and high level of holdings continuity, the merger of Large Cap Fund into Focused Fund would be in the best interests of both Funds and their shareholders and that the interests of the shareholders of each Fund would not be diluted as a result of the Merger. After considering alternatives for the future of the Large Cap Fund, the Board concluded that the Large Cap Fund should be merged into the Focused Fund.

C.	Federal Income Tax Consequences

The following is a general summary of the material Federal income tax consequences of the Merger and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Merger, under currently applicable law, are as follows:

•	The Merger will qualify as a “reorganization” within the meaning of Section 368(a) of the Code;
•	No gain or loss will be recognized by the Large Cap Fund upon the reclassification of its assets to the Focused Fund;
•	No gain or loss will be recognized by any shareholder of the Large Cap Fund upon the exchange of shares of the Large Cap Fund solely for shares of the Focused Fund;
•

The tax basis of the shares of the Focused Fund to be received by a shareholder of the Large Cap Fund will be the same as the tax basis of the shares of the Large Cap Fund surrendered in exchange therefor;

•

The holding period of the shares of the Focused Fund to be received by a shareholder of the Large Cap Fund will include the holding period for which such shareholder held the shares of the Large Cap Fund exchanged therefor, provided that such shares of the Large Cap Fund are capital assets in the hands of such shareholder as of the date the Merger is consummated;

•

No gain or loss will be recognized by the Focused Fund upon the issuance of its shares as consideration for the reclassification of the assets of the Large Cap Fund as part of the assets of the Focused Fund;

•	The tax basis of the assets of the Large Cap Fund in the hands of the Focused Fund will be the same as the tax basis of such assets in the hands of the Large Cap Fund immediately prior to the Merger;
•

The holding period of the assets of the Large Cap Fund to be received by the Focused Fund will include the holding period of such assets in the hands of the Large Cap Fund immediately prior to the Merger; and

•

Pursuant to Sections 381(a) and (b) of the Code and Sections 1.381(a)-1 and 1.381(b)-1 of the Income Tax Regulations, the tax year of the Large Cap Fund will end on the date the Merger is consummated and the Focused Fund will succeed to and take into account the items of the Large Cap Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the regulations thereunder.

Old Mutual Funds II has not requested and will not request an advance ruling from the IRS as to the Federal income tax consequences of the Merger. As a condition to closing, the law firm Ballard Spahr Andrews & Ingersoll, LLP (“BSA&I”) shall have rendered a favorable opinion to Old Mutual Funds II as to the foregoing Federal income tax consequences of the Merger, which opinion will be conditioned upon the accuracy, as of the date of closing, of certain representations made by Old Mutual Funds II upon which BSA&I will rely in rendering its opinion. The conclusions reached in BSA&I’s opinion could be jeopardized if the representations of Old Mutual Funds II are incorrect in any material respect.

The Large Cap Fund has capital loss carryforwards available to offset future capital gains of approximately $83,739,414 as of September 30, 2007.  Absent realized capital gain net income, approximately $83,739,000 of these capital loss carryforwards will expire in the fiscal years ending March 31, 2011.  Under Section 381 of the Code, the Focused Fund would succeed to the capital loss carryforwards of the Large Cap Fund if, as described above, the transfer of the assets of the Large Cap Fund to the Focused Fund qualifies as a “reorganization” under Section 368(a) of the Code.  No additional limitation will be imposed on the utilization of these capital loss carryforwards by the Focused Fund if the Reorganization is consummated.

The Focused Fund has de minimis capital loss carryforwards available to offset future capital gains as of September 30, 2007.

The description of the Federal income tax consequences of the Reorganization provided above is made without regard to the particular facts and circumstances of any shareholder of the Large Cap Fund.  Large Cap Fund shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other tax laws.

D.	Other Conditions

Completion of the Merger is subject to various conditions, including the following:

•

All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the SEC and state securities commissions, to permit the parties to carry out the transactions contemplated by the Plan of Reorganization shall have been received;

•

The Plan of Reorganization and related Trust matters shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Large Cap Fund shareholders present at the Special Meeting. This means the lesser of: (a) the affirmative vote of 67% or more of the voting securities of the Large Cap Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Large Cap Fund are present or represented by proxy; or (b) the affirmative vote of more than 50% of the outstanding voting securities of the Large Cap Fund;

•

The net assets of the Large Cap Fund to be acquired by the Focused Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Large Cap Fund immediately prior to the reclassification;

•	The dividend or dividends as described in the Plan of Reorganization shall have been declared;
•

Old Mutual Funds II and the Large Cap Fund shall have received an opinion of BSA&I to the effect that consummation of the transactions contemplated by the Plan of Reorganization will constitute a “reorganization” within the meanings of Section 368(a) of the Code, and that the shareholders of the Large Cap Fund will recognize no gain or loss to the extent that they receive shares of the Focused Fund in exchange for their shares of the Large Cap Fund in accordance with the Plan of Reorganization; and

•

Old Mutual Funds II shall have received an opinion of BSA&I addressed to and in form and substance satisfactory to Old Mutual Funds II, to the effect that the Plan of Reorganization has been duly authorized and approved by all requisite action of Old Mutual Funds II and the holders of the shares of the Large Cap Fund.

E.	Shareholders’ Rights

The Large Cap Fund and the Focused Fund are each separate series of shares of beneficial interest of Old Mutual Funds II, a Delaware statutory trust. Since both Funds are part of the same entity, there are no differences in shareholders’ rights. Shareholders are entitled to participate equally in dividends and distributions declared by the Board with respect to a class of shares and, upon liquidation, to participate proportionately in a Fund’s net assets allocable to a class after satisfaction of the outstanding liabilities allocable to that class. Fractional shares of the Focused Fund have proportionately the same rights, including voting rights as are provided for full shares.

Each Large Cap Fund shareholder is entitled to one vote for each dollar of NAV of shares held as of the Record Date.

F.	Capitalization

The following table sets forth as of September 30, 2007 (i) the capitalization of the Large Cap Fund’s Class A shares, (ii) the capitalization of the Focused Fund’s Class A shares and (iii) the pro forma capitalization of the Focused Fund’s Class A shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Large Cap Fund Class A Shares	Focused Fund Class A Shares	Adjustment	Focused Fund Class A Shares Pro Forma

Net Assets	$670,926	$3,387,027	$-	$4,057,953
Shares Outstanding	40,515	131,326	(14,500)	157,341
Net Asset Value Per Shares	$16.56	$25.79		$25.79

The following table sets forth as of September 30, 2007 (i) the capitalization of the Large Cap Fund’s Class C shares, (ii) the capitalization of the Focused Fund’s Class C shares and (iii) the pro forma capitalization of the Focused Fund’s Class C shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Large Cap Fund Class C Shares	Focused Fund Class C Shares	Adjustment	Focused Fund Class C Shares Pro Forma

Net Assets	$73,748	$436,619	$-	$510,367
Shares Outstanding	4,528	17,372	(1,593)	20,307
Net Asset Value Per Shares	$16.29	$25.13		$25.13

The following table sets forth as of September 30, 2007 (i) the capitalization of the Large Cap Fund’s Class Z shares, (ii) the capitalization of the Focused Fund’s Class Z shares and (iii) the pro forma capitalization of the Focused Fund’s Class Z shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Large Cap Fund Class Z Shares	Focused Fund Class Z Shares	Adjustment	Focused Fund Class Z Shares Pro Forma

Net Assets	$80,849,416	$24,048,541	$-	$104,897,957
Shares Outstanding	4,862,644	925,890	(1,749,459)	4,039,075
Net Asset Value Per Shares	$16.63	$25.97		$25.97

The following table sets forth as of September 30, 2007 (i) the capitalization of the Large Cap Fund’s Institutional Class shares, (ii) the capitalization of the Focused Fund’s Institutional Class shares and (iii) the pro forma capitalization of the Focused Fund’s Institutional Class shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Large Cap Fund Institutional Class Shares	Focused Fund Institutional Class Shares	Adjustment	Focused Fund Institutional Class Shares Pro Forma

Net Assets	$318	$321	$-	$639
Shares Outstanding	19	12	(6)	25
Net Asset Value Per Shares	$63	$25.98		$25.98

OTHER INFORMATION ABOUT THE FUNDS

A.	Investment Advisor and Sub-Advisor

Old Mutual Capital, located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment advisor to both Funds. Old Mutual Capital was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is an indirect wholly-owned subsidiary of Old Mutual plc, a London Stock Exchange listed international financial services firm. Old Mutual Capital managed approximately $4.9 billion in mutual fund assets as of December 31, 2007.

Liberty Ridge, located at 1205 Westlakes Drive, Suite 230, Berwyn, Pennsylvania 19312, is the sub-advisor to the Large Cap Fund and the Focused Fund. Liberty Ridge was appointed sub-advisor to the Funds effective January 1, 2006. Prior to that date, Liberty Ridge was the investment advisor to Old Mutual Funds II. Liberty Ridge manages and supervises the investments of the Large Cap Fund and the Focused Fund on a discretionary basis, subject to the supervision of Old Mutual Capital. Liberty Ridge is a wholly-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital. Liberty Ridge managed approximately $424 million in assets as of December 31, 2007.

Old Mutual Capital was appointed investment advisor to the Funds effective January 1, 2006. As investment advisor, Old Mutual Capital oversees the investment decisions made by Liberty Ridge, including monitoring the performance, security holdings and portfolio trading. Old Mutual Capital also oversees Liberty Ridge’s compliance with prospectus limitations and other relevant investment restrictions. In addition to providing investment advisory services to the Funds, Old Mutual Capital provides certain administrative services for the Funds. Each Fund pays Old Mutual Capital a management fee which is calculated daily and paid monthly at the annual rate of 0.75% of the Fund’s average daily net assets. In exchange for providing sub-advisory services, Liberty Ridge is entitled to receive a fee from Old Mutual Capital equal to equal to 0.40% of the average daily net assets of each Fund.

The basis for the Board’s approval of the management agreement with Old Mutual Capital and the sub-advisory agreement with Liberty Ridge is contained in the Funds’ Annual Report to shareholders dated March 31, 2007.

Information regarding material pending legal proceedings involving the Funds’ former advisor and the Funds is contained in the Funds’ current prospectus, included as Appendix II.

B.	Portfolio Manager

The portfolio manager for the Funds is Jerome J. Heppelmann, CFA. Mr. Heppelmann joined Liberty Ridge in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Liberty Ridge’s investment team. Prior to joining Liberty Ridge, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments. The Funds’ statement of additional information dated November 19, 2007, which is incorporated herein by reference, provides additional information about the structure and method of Mr. Heppelmann’s compensation.

C.	Financial Highlights

Shown below are the financial highlights for Class A, Class C, Institutional Class and Class Z shares of the Large Cap Fund and the Focused Fund for the fiscal years ended March 31, 2003 through March 31, 2007 audited by PricewaterhouseCoopers, LLP. The “Report of Independent Registered Public Accounting Firm” and financial statements are included in the Large Cap Fund’s and the Focused Fund’s annual report to shareholders for the fiscal year ended March 31, 2007. The Large Cap Fund’s and the Focused Fund’s annual report to shareholders dated March 31, 2007 is available without charge upon request to Old Mutual Funds II at the address or telephone number appearing on the cover page of this Prospectus/Proxy Statement.

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Large Cap Fund
Class A
2007	$ 13.12	$ 0.04	[1]	$ 2.19	$ 2.23	$ (0.03)	$ -	$ (0.03)
2006	$ 12.12	$ 0.05	[1]	$ 0.99	$ 1.04	$ (0.04)	$ -	$ (0.04)
2005	$ 11.92	$ 0.06	[1]	$ 0.24	$ 0.30	$ (0.10)	$ -	$ (0.10)
2004 ††	$ 11.08	$ 0.05	[1]	$ 0.93	$ 0.98	$ (0.14)	$ -	$ (0.14)

Class C
2007	$ 13.02	$ (0.06)	[1]	$ 2.17	$ 2.11	$ -	$ -	$ -
2006	$ 12.09	$ (0.05)	[1]	$ 0.98	$ 0.93	$ -	$ -	$ -
2005	$ 11.89	$ (0.03)	[1]	$ 0.25	$ 0.22	$ (0.02)	$ -	$ (0.02)
2004 ††	$ 11.08	$ 0.01	[1]	$ 0.92	$ 0.93	$ (0.12)	$ -	$ (0.12)

Class Z
2007	$ 13.13	$ 0.09	[1]	$ 2.19	$ 2.28	$ (0.05)	$ -	$ (0.05)
2006	$ 12.13	$ 0.08	[1]	$ 0.99	$ 1.07	$ (0.07)	$ -	$ (0.07)
2005	$ 11.93	$ 0.08	[1]	$ 0.25	$ 0.33	$ (0.13)	$ -	$ (0.13)
2004	$ 9.50	$ 0.15	[1]	$ 2.43	$ 2.58	$ (0.15)	$ -	$ (0.15)
2003	$ 13.34	$ 0.13	[1]	$ (3.82)	$ (3.69)	$ (0.15)	$ -	$ (0.15)

Institutional Class
2007[2]	$ 15.68	$ 0.03	[1]	$ (0.33)	$ (0.30)	$ -	$ -	$ -

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A

2007	$ -	$ 15.32	16.99%	$ 374	1.40%	4.48%	0.29%	176.89%
2006	$ -	$ 13.12	8.61%	$ 61	1.48%	1.49%	0.38%	77.33%
2005	$ -	$ 12.12	2.50%	$ 56	1.46%	1.46%	0.47%	152.98%
2004 ††	$ -	$ 11.92	8.91%	$ 54	1.45%	1.46%	0.86%	252.96%

Class C
2007	$ -	$ 15.13	16.21%	$ 125	2.15%	7.38%	(0.42)%	176.89%
2006	$ -	$ 13.02	7.69%	$ 59	2.23%	2.24%	(0.37)%	77.33%
2005	$ -	$ 12.09	1.81%	$ 55	2.21%	2.21%	(0.29)%	152.98%
2004 ††	$ -	$ 11.89	8.49%	$ 54	2.20%	2.21%	0.11%	252.96%

Class Z
2007	$ -	$ 15.36	17.32%	$ 101,625	1.15%	1.22%	0.58%	176.89%
2006	$ -	$ 13.13	8.86%	$ 83,294	1.23%	1.24%	0.64%	77.33%
2005	$ -	$ 12.13	2.73%	$ 122,043	1.21%	1.21%	0.69%	152.98%
2004	$ -	$ 11.93	27.20%	$ 214,710	1.20%	1.21%	1.34%	252.96%
2003	$ -	$ 9.50	(27.73)%	$ 283,989	1.20%	1.20%	1.18%	428.30%

Institutional Class
2007[2]	$ -	$ 15.38	(1.91)%	$ -	0.87%	2,589.54%	0.68%	176.89%

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Focused Fund
Class A
2007	$ 20.29	$ 0.12	[1]	$ 3.03	$ 3.15	$ (0.05)	$ -	$ (0.05)
2006	$ 18.55	$ (0.03)	[1]	$ 1.81	$ 1.78	$ (0.04)	$ -	$ (0.04)
2005	$ 17.17	$ 0.03	[1]	$ 1.35	$ 1.38	$ -	$ -	$ -
2004 ††	$ 14.79	$ (0.03)	[1]	$ 2.41	$ 2.38	$ -	$ -	$ -

Class C

2007	$ 19.95	$ (0.07)	[1]	$ 3.00	$ 2.93	$ -	$ -	$ -
2006	$ 18.34	$ (0.17)	[1]	$ 1.78	$ 1.61	$ -	$ -	$ -
2005	$ 17.10	$ (0.10)	[1]	$ 1.34	$ 1.24	$ -	$ -	$ -
2004 ††	$ 14.79	$ (0.09)	[1]	$ 2.40	$ 2.31	$ -	$ -	$ -

Class Z
2007	$ 20.36	$ 0.13	[1]	$ 3.10	$ 3.23	$ (0.06)	$ -	$ (0.06)
2006	$ 18.61	$ 0.02	[1]	$ 1.82	$ 1.84	$ (0.09)	$ -	$ (0.09)
2005	$ 17.19	$ 0.07	[1]	$ 1.35	$ 1.42	$ -	$ -	$ -
2004	$ 12.01	$ (0.02)	[1]	$ 5.20	$ 5.18	$ -	$ -	$ -
2003	$ 16.20	$ (0.02)		$ (4.17)	$ (4.19)	$ -	$ -	$ -

Institutional Class
2007[2]	$ 24.26	$ 0.06	[1]	$ (0.78)	$ (0.72)	$ -	$ -	$ -

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 23.39	15.52%	$ 3,265	1.40%	1.73%	0.50%	95.63%
2006	$ -	$ 20.29	9.59%	$ 69	1.64%	1.72%	(0.15)%	110.47%
2005	$ -	$ 18.55	8.04%	$ 63	1.74%	1.87%	0.20%	192.04%
2004 ††	$ -	$ 17.17	16.09%	$ 58	1.77%	1.85%	(0.36)%	240.63%

Class C
2007	$ -	$ 22.88	14.69%	$ 238	2.15%	5.22%	(0.33)%	95.63%
2006	$ -	$ 19.95	8.78%	$ 67	2.39%	2.47%	(0.90)%	110.47%
2005	$ -	$ 18.34	7.25%	$ 62	2.49%	2.62%	(0.55)%	192.04%
2004 ††	$ -	$ 17.10	15.62%	$ 58	2.52%	2.60%	(1.11)%	240.63%

Class Z
2007	$ -	$ 23.53	15.85%	$ 25,555	1.15%	1.44%	0.57%	95.63%
2006	$ -	$ 20.36	9.88%	$ 17,566	1.39%	1.47%	0.08%	110.47%

2005	$ -	$ 18.61	8.26%	$ 19,724	1.49%	1.62%	0.42%	192.04%
2004	$ -	$ 17.19	43.13%	$ 26,574	1.50%	1.54%	(0.15)%	240.63%
2003	$ -	$ 12.01	(25.86)%	$ 23,293	1.50%	1.50%	(0.23)%	281.70%

Institutional Class
2007[2]	$ -	$ 23.54	(2.97)%	$ -	0.83%	2,604.40%	0.91%	95.63%

*	Ratios for periods of less than one year have been annualized.
†	For periods less than one year, total return and portfolio turnover rate have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
^^^

Legal, printing and/or compliance audit expenses relating to the SEC and NYAG examinations and the Civil Litigation described in the "Litigation" section of this prospectus were incurred and the Advisor and/or Liberty Ridge has paid these expenses on behalf of the Trust. Had the Advisor and/or Liberty Ridge not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2007, 2006, 2005 and 2004.

1	Per share calculations were performed using average shares for the period.
2	Class commenced operations on December 20, 2006.

Amounts designated as “—” are either $0 or have been rounded to $0.

D.	Additional Information About the Funds

For more information about Old Mutual Funds II, the Large Cap Fund and the Focused Fund, please refer to the Funds’ current prospectus, included as Appendix II. Please see the “Fund Summaries – Old Mutual Focused Fund” section of the prospectus for further information regarding the Focused Fund’s performance and expenses. Please see the “The Investment Advisor and Sub-Advisors” section for further information regarding management of the Focused Fund. Please see the “About Your Investment” section for further information regarding share pricing, purchase and redemption of shares, dividends and distribution arrangements for shares.

OWNERSHIP OF FUND SHARES

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, owned beneficially or of record 5% or more of the outstanding shares of the Large Cap Fund as of January 1, 2008:

Title of Class	Name and Address	Amount and Nature of Beneficial Ownership*	Percent of Class
Class A
	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	7,728.17	16.70%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY, NJ 07303-2052	3,354.49	7.25%
	MS&CO FBO 2654 W HORIZON RIDGE PARKWAY SUITE B5-268 HENDERSON NV 89052-2803	3,066.29	6.63%
	A G EDWARDS & SONS INC 1 N JEFFERSON AVE SAINT LOUIS MO 63103-2287	2,393.15	5.17%
Class C
	LPL FINANCIAL SERVICES CUST 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	1,857.24	33.07%
	MERRILL LYNCH 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,088.01	19.37%
	A G EDWARDS & SONS INC 1 N JEFFERSON AVE SAINT LOUIS MO 63103-2287	528.28	9.41%
	LPL FINANCIAL SERVICES CUST 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	484.50	8.63%
	A G EDWARDS & SONS C/F 347 GREENWAY AVE NEWBURY PARK CA 91320-4822	470.11	8.37%
Class Z
	CHARLES SCHWAB & CO. INC. ATTN: MUTUAL FUND DEPARTMENT 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4151	1,537,500.02	34.82%

	NATIONAL FINANCIAL SERVICES CORP FOR THE EXCLUSIVE BEN OF OUR CUST. 200 LIBERTY ST. ONE WORLD FIN. CNTR. ATTN: MUTUAL FUNDS DEPT. 5TH FL NEW YORK, NY 10281	867,690.64	19.65%
	AMERICAN UNITED LIFE INS. COMPANY P.O. BOX 1995 INDIANAPOLIS, IN 46206-9102	360,509.96	8.16%
Institutional Class
	OLD MUTUAL CAPITAL, INC. FBO OLD MUTUAL (US) HOLDINGS 4743 SOUTH ULSTER STREET, SUITE 600 DENVER, CO 80237	19.28	100.00%

*    None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, owned beneficially or of record 5% or more of the outstanding shares of the Focused Fund as of January 1, 2008:

Title of Class	Name and Address	Amount and Nature of Beneficial Ownership*	Percent of Class
Class A
	PERSHING LLC P.O. BOX 2052 JERSEY CITY, NJ 07303-2052	52,151.72	35.87%
	MERRILL LYNCH 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	18,249.58	12.55%
Class C
	MERRILL LYNCH 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	12,253.09	55.52%
	FIRST CLEARING, LLC 1 INLET TER SEAVILLE NJ 08230-1506	3,518.09	15.94%
	STATE STREET BK & TR CO CUST 125 PLANTERS DR GAFFNEY SC 29341-3541	1,249.89	5.66%
Class Z
	CHARLES SCHWAB & CO. INC. ATTN: MUTUAL FUND DEPARTMENT 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4151	196,028.51	22.01%
	NATIONAL FINANCIAL SERVICES CORP FOR THE EXCLUSIVE BEN OF OUR CUST. 200 LIBERTY ST. ONE WORLD FIN. CNTR. ATTN: MUTUAL FUNDS DEPT. 5TH FL NEW YORK, NY 10281	125,024.75	14.04%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY, NJ 07303-2052	53,568.46	6.02%
Institutional Class
	Old Mutual Asset Allocation Moderate Growth Portfolio 4643 SOUTH ULSTER STREET, SUITE 600 DENVER, CO 80237	388,292.63	38.46%
	Old Mutual Asset Allocation GROWTH PORTFOLIO 4643 SOUTH ULSTER STREET, SUITE 600 DENVER, CO 80237	356,216.54	35.28%

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO 4643 SOUTH ULSTER STREET, SUITE 600 DENVER, CO 80237	226,538.23	22.44%

*    None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

The beneficial ownership of shares of the Large Cap Fund or the Focused Fund by trustees and officers of Old Mutual Funds II as a group constituted less than 1% of the outstanding shares of each Fund as of January 1, 2008.

LEGAL MATTERS

Certain legal matters concerning Old Mutual Funds II and its participation in the Merger, the issuance of shares of the Focused Fund in connection with the Merger and the tax consequences of the Merger will be opined upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, 51st Floor, Philadelphia, PA 19103-7599.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

This Prospectus/Proxy Statement and the related statement of additional information do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual reports that Old Mutual Funds II has filed with the SEC pursuant to the requirements of the Securities Act of 1933 and the 1940 Act, to which reference is hereby made. The SEC file number for the Old Mutual Funds II registration statement containing the current prospectuses and statement of additional information relating to both the Large Cap Fund and the Focused Fund is Registration No. 2-99810.

Old Mutual Funds II is subject to the informational requirements of the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by Old Mutual Funds II (including the registration statement of Old Mutual Funds II relating to the Focused Fund on Form N-14 of which this Prospectus/Proxy Statement is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the public reference facilities maintained by the SEC in Washington, D.C., 20549-0102, and at the following regional office of the SEC: 500 West Madison Street, 14th Floor, Chicago, Illinois 60661. Copies of such material may be obtained from the SEC at the prescribed rates. The SEC maintains a website at http://www.sec.gov that contains information regarding Old Mutual Funds II and other registrants that file electronically with the SEC.

VOTING INFORMATION

The Large Cap Fund expects to solicit proxies principally by mail, but may also solicit proxies by telephone, facsimile, telegraph or personal interview. Large Cap Fund officers will not receive any additional or special compensation for solicitation activities. The Large Cap Fund also engaged the services of Broadridge to assist in the solicitation of proxies. In all cases where a telephonic proxy is solicited, the Broadridge representative will ask for each shareholder’s full name and address or the zip code or employer identification number and to confirm that the shareholder has received this Prospectus/Proxy Statement and proxy card in the mail. If the shareholder is a corporation or other entity, the Broadridge representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Broadridge, then the Broadridge representative may explain the voting process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on each proposal. Although the Broadridge representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, but he or she may read any recommendation set forth in the Prospectus/Proxy Statement. The telephone solicitor will record the shareholder’s voting instructions on the card. Within 72 hours, the shareholder will be sent a confirming letter or mailgram to confirm his or her vote and asking the shareholder to call 1-866-586-0633 immediately if his or her instructions are not correctly reflected in the confirmation.

The cost of the solicitation of proxies is anticipated to be approximately $37,000, plus expenses. This will include costs incurred in preparing, printing and mailing proxy, prospectus and other materials for the Special Meeting and proxy solicitation costs. These costs will be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets.

All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions they contain. If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the Plan of Reorganization and in accordance with the Board’s recommendations on other matters. The presence in person or by proxy of one-third of the outstanding shares of Large Cap Fund entitled to vote at the Special Meeting will constitute a quorum.

At the Special Meeting, a quorum being present, approval of the Plan of Reorganization requires the affirmative vote of the lesser of: (a) the affirmative vote of 67% or more of the voting securities of Large Cap Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of Large Cap Fund are present or represented by proxy; or (b) the affirmative vote of more than 50% of the outstanding voting securities of Large Cap Fund. Abstentions and broker non-votes will be counted as shares present at the Special Meeting for quorum purposes but will not be considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against the Plan of Reorganization. Broker non-votes arise from a proxy returned by a broker holding shares for a customer which indicates that the broker has not been authorized by the customer to vote on a proposal. If you return a proxy, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Old Mutual Funds II. In addition, although mere attendance at the Special Meeting will not revoke a proxy, if you attend the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

Shareholders of record as of January 1, 2008, as determined as of the close of business on December 31, 2007 (the “Record Date”), are entitled to vote at the Special Meeting. On the Record Date, there were 46,270.379 Class A shares, 5,615.704 Class C shares, 19.277 Institutional Class shares and 4,415,617.310 Class Z shares of Large Cap Fund outstanding. Each share held entitles a shareholder to one vote for each dollar of net asset value of shares held by the shareholder.

This Prospectus/Proxy Statement and the accompanying proxy will be mailed on or about January 28, 2008.

APPENDIX I

TO THE

COMBINED PROSPECTUS AND PROXY STATEMENT

DATED JANUARY 22, 2008

Relating to the Acquisition of Assets of

OLD MUTUAL LARGE CAP FUND

By and In Exchange for Shares of Beneficial Interest of

OLD MUTUAL FOCUSED FUND

PLAN OF REORGANIZATION

for

OLD MUTUAL LARGE CAP FUND

A Series Portfolio of

Old Mutual Funds II

This Plan of Reorganization provides for the reorganization of the Old Mutual Large Cap Fund (the “Large Cap Fund”), a series portfolio of Old Mutual Funds II (the “Trust”), into the Old Mutual Focused Fund (the “Focused Fund”), also a series portfolio of the Trust. The Focused Fund is sometimes referred to herein as the “Surviving Fund”, and the Large Cap Fund is sometimes referred to herein as the “Reclassified Fund”. The Surviving Fund and the Reclassified Fund are sometimes collectively referred to herein as the “Funds”.

WHEREAS, the Trust is a Delaware statutory trust and a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Funds are each series portfolios of the Trust representing separate series of shares of beneficial interest of the Trust;

WHEREAS, the Funds are authorized to issue an unlimited number of Class A, Class C, Institutional Class and Class Z shares;

WHEREAS, the Focused Fund has outstanding Class A, Class C, Institutional Class and Class Z shares and the Large Cap Growth Fund has outstanding Class A, Class C, Institutional Class and Class Z shares; and

WHEREAS, the Board of Trustees (the “Board”) of the Trust has determined that it would be in the best interests of the Funds’ beneficial owners to reorganize the Reclassified Fund by reclassifying the shares of the Large Cap Fund as shares of the Focused Fund in the manner described below.

NOW, THEREFORE, the Large Cap Fund shall be reorganized into the Focused Fund on the following terms and conditions.

1. Plan of Reorganization.

(a) Reclassification of Shares. At the Effective Time described in Section 3 below, all of the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Large Cap Fund shall be reclassified and changed into and become Class A, Class C, Institutional Class and Class Z shares, respectively, of the Focused Fund based upon their respective net asset values, and thereafter shall have the attributes of Class A, Class C, Institutional Class and Class Z shares of the Focused Fund.

The stock transfer books of the Large Cap Fund will be permanently closed at the Effective Time (described in Section 3 below) and only requests for the redemption of shares of the Large Cap Fund received in proper form prior to the close of trading on the New York Stock Exchange on the date of the Effective Time shall be accepted. Thereafter, redemption requests received by the Large Cap Fund shall be deemed to be redemption requests for the Focused Fund shares into which such Large Cap Fund shares were reclassified under this Plan of Reorganization.

(b) Attribution of Assets and Liabilities. At the Effective Time described in Section 3 below, the proportionate undivided interest in the assets and liabilities of the Large Cap Fund attributable to its Class A, Class C, Institutional Class and Class Z shares shall become a part of the proportionate undivided interest in the assets and liabilities of the Focused Fund attributable to its Class A, Class C, Institutional Class and Class Z shares, respectively, and any expenses, costs, charges and reserves allocated to the Class A, Class C, Institutional Class and Class Z shares of the Large Cap Fund immediately prior to the Effective Time shall become expenses, costs, charges and reserves allocated to the Class A, Class C, Institutional Class and Class Z shares, respectively, of the Focused Fund. The Trust shall instruct its custodian to reflect in the custodian’s records for the Focused Fund the attribution of the assets of the Large Cap Fund in the manner described above.

(c) Beneficial Owner Accounts. At the Effective Time described in Section 3 below, each beneficial owner of record of Class A, Class C, Institutional Class and Class Z shares of the Large Cap Fund will receive that number of Class A, Class C, Institutional Class and Class Z shares, respectively, of the Focused Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A, Class C, Institutional Class and Class Z shares, respectively, of the Large Cap Fund held by such beneficial owner immediately prior to the Effective Time.

The Trust will establish an open account on the records of the Focused Fund in the name of each beneficial owner of record of the Large Cap Fund to which will be credited the respective number of shares of the Focused Fund due such beneficial owner. Fractional shares of the Focused Fund will be carried to the third decimal place. Certificates representing shares of the Focused Fund will not be issued. The net asset value of the shares of the Large Cap Fund and the net value of the assets of the Focused Fund will be determined at the Effective Time in accordance with the policies and procedures of the Trust.

2. Termination of Reclassified Fund. Immediately after the Effective Time described in Section 3 below, the Reclassified Fund shall cease to be an investment portfolio of the Trust and the Trust’s Board hereby authorizes the officers of the Trust to amend Schedule A to the Trust’s Agreement and Declaration of Trust and to take any other necessary action to terminate the Reclassified Fund as a separate investment portfolio of the Trust.

3. Effective Time of the Reorganization. The reorganization of the Reclassified Fund contemplated by this Plan of Reorganization shall occur on April 22, 2008, at 4:30 p.m. Eastern time, or such other date and time as the officers of the Trust shall determine (the “Effective Time”).

4. Approval of Beneficial Owners. A meeting of the holders of the Large Cap Fund shares shall be duly called and constituted for the purpose of acting upon this Plan of Reorganization and the transactions contemplated herein. Approval by such beneficial owners of this Plan of Reorganization shall authorize the Trust to take the actions required to effect the Plan of Reorganization for the Reclassified Fund.

2

5. Conditions Precedent. The Trust will consummate the Plan of Reorganization only after satisfaction of each of the following conditions:

(a) All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the Securities and Exchange Commission and state securities commissions, to permit the parties to carry out the transactions contemplated by this Plan of Reorganization shall have been received.

(b) This Plan of Reorganization shall have been approved by the beneficial owners of shares of the Reclassified Fund at a special meeting by the affirmative vote of a “majority of the outstanding voting securities” of the Reclassified Fund, as defined in the 1940 Act. This means the lesser of: (a) the affirmative vote of 67% or more of the voting securities of Reclassified Fund present or represented by proxy at the special meeting, if the holders of more than 50% of the outstanding voting securities of the Reclassified Fund are present or represented by proxy; or (b) the affirmative vote of more than 50% of the outstanding voting securities of Reclassified Fund.

(c) The assets of the Large Cap Fund to be acquired by the Focused Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Large Cap Fund immediately prior to the reclassification. For purposes of this paragraph 5(c), any assets used by the Reclassified Fund to pay the expenses it incurs in connection with this Plan of Reorganization and to effect all beneficial owner redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the 1940 Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of the Reclassified Fund’s business as a portfolio of an open-end management investment company) after the commencement of negotiations regarding the Reorganization shall be included as assets of the Reclassified Fund held immediately prior to the reclassification.

(d) The dividend described in the last sentence of paragraph 6(a)(i) shall have been declared.

(e) The Trust shall have received an opinion of Ballard Spahr Andrews & Ingersoll, LLP (“BSA&I”) to the effect that consummation of the transaction contemplated by this Plan of Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code (the “Code”), and that the beneficial owners of the Reclassified Fund will recognize no gain or loss to the extent that they receive shares of the Surviving Fund in exchange for their shares of the Reclassified Fund in accordance with this Plan of Reorganization. In rendering such opinion, BSA&I may request and rely upon representations contained in certificates of officers of the Trust and others, and the officers of the Trust shall use their best efforts to make available such truthful certificates.

(f) The Trust shall have received an opinion of BSA&I, dated as of the Effective Time, addressed to and in form and substance satisfactory to the Trust, to the effect that this Plan of Reorganization has been duly authorized and approved by all requisite action of the Trust and the beneficial owners of the shares of the Reclassified Fund.

At any time prior to the Effective Time, any of the foregoing conditions may be waived by the Trust if, in the judgment of its Board of Trustees, such waiver will not have a material adverse effect on the benefits intended under this Plan of Reorganization for the Reclassified Fund’s beneficial owners.

6. Old Mutual Large Cap Fund and Old Mutual Focused Fund Tax Matters.

3

(a) Old Mutual Large Cap Fund.

(i) The Large Cap Fund has elected to be a regulated investment company under Subchapter M of the Code. The Large Cap Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending at the Effective Time. The Large Cap Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of the Large Cap Fund as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Large Cap Fund arising by reason of undistributed investment company taxable income or net capital gain, the Large Cap Fund will declare on or prior to the Effective Time to the beneficial owners of the Large Cap Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of the Large Cap Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended March 31, 2008 and for the short taxable year beginning on April 1, 2008 and ending at the Effective Time and (B) all of the Large Cap Fund’s net capital gain for the taxable year ended March 31, 2008 and for such short taxable year.

(ii) The Large Cap Fund has timely filed all tax returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the Large Cap Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the Large Cap Fund.

(b) Old Mutual Focused Fund.

(i) The Focused Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The Focused Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. The Focused Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(ii) The Focused Fund has timely filed all returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the Focused Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the Focused Fund.

7. Termination. The Trust may terminate this Plan of Reorganization with the approval of its Board at any time prior to the Effective Time, notwithstanding approval thereof by the Reclassified Fund’s respective beneficial owners if, in the judgment of the Board, proceeding with the Plan of Reorganization would be inadvisable.

8. Further Assurances. The Trust shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

9. Expenses. Each of the Funds shall bear any expenses each incurs in connection with this

4

Plan of Reorganization and the transactions contemplated hereby. Neither Large Cap Fund nor Focused Fund (nor any Person related to Large Cap Fund or Focused Fund) will pay or assume any expenses of the Large Cap Fund Shareholders (including, but not limited to, any expenses of Large Cap Fund Shareholders that are solely and directly related to the Reorganization).

This Plan of Reorganization was approved and adopted by the Board of the Trust on December 18, 2007.

5

APPENDIX II

TO THE

COMBINDED PROSPECTUS AND PROXY STATEMENT

DATED JANUARY 22, 2008

Relating to the Acquisition of Assets of

OLD MUTUAL LARGE CAP FUND

By and In Exchange for Shares of Beneficial Interest of

OLD MUTUAL FOCUSED FUND

Old Mutual Funds II Class A and Class C Prospectus dated June 4, 2007 and Old Mutual Funds II Class Z and Institutional Class Prospectus dated June 4, 2007 (filed June 1, 2007):

http://www.sec.gov/Archives/edgar/data/775180/000077518007000069/0000775180-07-000069-index.htm

Supplements to the Old Mutual Funds II Prospectuses:

July 3, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000084/0000775180-07-000084-index.htm

July 17, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000086/0000775180-07-000086-index.htm

August 2, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000088/0000775180-07-000088-index.htm

August 23, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000095/0000775180-07-000095-index.htm

October 1, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000107/0000775180-07-000107-index.htm

10/22/2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000110/0000775180-07-000110-index.htm

October 22, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000112/0000775180-07-000112-index.htm

December 7, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000128/0000775180-07-000128-index.htm

December 14, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000130/0000775180-07-000130-index.htm

December 21, 2007:

Class Z and Institutional Class:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000132/0000775180-07-000132-index.htm

Class A and Class C:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000134/0000775180-07-000134-index.htm

OLD MUTUAL FUNDS II

ON BEHALF OF THE

OLD MUTUAL LARGE CAP GROWTH FUND

January 22, 2008

Dear Shareholder:

Old Mutual Large Cap Growth Fund’s (“Large Cap Growth Fund” or the “Fund”) Board of Trustees (the “Board”) requests your vote on a proposal to merge the Large Cap Growth Fund into Old Mutual Large Cap Growth Concentrated Fund (“Large Cap Growth Concentrated Fund” or the “Fund” and, together with the Large Cap Growth Fund, the “Funds”). If the merger is approved by shareholders, you will receive shares of the Large Cap Growth Concentrated Fund equivalent in dollar value to your shares in the Large Cap Growth Fund at the time of the merger.

The Board’s recommendation to merge the Funds is based primarily on the Funds’ similarities. Both Funds are advised by Old Mutual Capital, Inc., sub-advised by Ashfield Capital Partners, LLC and Turner Investment Partners, Inc., and seek long-term capital growth. Merging the Funds will enable you to maintain your exposure to large capitalization, growth oriented companies while also enabling you to potentially benefit from the Large Cap Growth Concentrated Fund’s investment approach that each sub-advisor normally invests the portion of the Fund it manages in not more than 40 large-cap companies.

In addition to the foregoing, the Board recommends merging the Funds so that shareholders may realize additional benefits such as an equal or potentially lower expense ratios than the Large Cap Growth Fund’s current expense ratios, enhanced portfolio management, and operational efficiencies. It is also noteworthy that the merger is designed to be a tax-free reorganization, so you should not realize a tax gain or loss as a direct result of the merger. Additional details about the proposed merger are described in the enclosed combined Prospectus and Proxy Statement.

This proposal will be presented to shareholders at a special meeting of shareholders to be held on April 22, 2008 in Denver, Colorado. This package contains important information about the proposal, a proxy, a business reply envelope permitting you to vote by mail and simple instructions on how to vote by phone or via the Internet. We encourage you to read the entire combined Prospectus and Proxy Statement, which describes the proposal in detail.

THE LARGE CAP GROWTH FUND’S BOARD HAS CAREFULLY CONSIDERED THE PROPOSAL, BELIEVES THE PROPOSAL TO BE IN THE BEST INTERESTS OF LARGE CAP GROWTH FUND SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

You can vote in one of four ways:

BY MAIL using the enclosed proxy card;

BY INTERNET through the website listed in the proxy voting instructions;

BY TELEPHONE by calling 1-866-586-0633 (toll-free) and following the recorded instructions; or

IN PERSON at the Special Meeting of Shareholders on April 22, 2008

Your vote is extremely important, no matter how many shares you own. If we do not receive sufficient votes to approve the proposal, we may have to send additional mailings or conduct telephone solicitations. If you have any questions about the proposal, please call our proxy solicitor, Broadridge Financial Solutions, Inc. at 1-866-586-0633.

Thank you for your response and we look forward to preserving your trust as a valued shareholder over the long term.

Sincerely,

Leigh A. Wilson
Chairman
Old Mutual Funds II

2

OLD MUTUAL FUNDS II

Old Mutual Large Cap Growth Fund

NOTICE OF MEETING OF SHAREHOLDERS

To Be Held on April 22, 2008

4643 South Ulster Street, Suite 600

Denver, Colorado 80237

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of Old Mutual Large Cap Growth Fund (the “Large Cap Growth Fund”) of Old Mutual Funds II (the “Trust”) will be held at the offices of Old Mutual Capital, Inc. (“Old Mutual Capital”) located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237 on April 22, 2008, at 10:00 a.m. Mountain time (the “Meeting”), for the purpose of voting on the proposal set forth below and to transact such other business that may properly come before the Meeting, or any adjournments thereof:

To approve a Plan of Reorganization that provides for the merger of Old Mutual Large Cap Growth Fund into Old Mutual Large Cap Growth Concentrated Fund.

The proposal is discussed in greater detail in the attached Prospectus/Proxy Statement. You are entitled to vote at the Meeting or any adjournments thereof if you owned shares of the Fund at the close of business on January 1, 2008. If you attend the Meeting or any adjournments thereof, you may vote your shares in person. Whether or not you intend to attend the Meeting or any adjournments thereof in person, you may vote in any of the following ways:

(1)	Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;
(2)

Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)

Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

By order of the Board of Trustees,

Andra C. Ozols, Secretary
Old Mutual Funds II

Dated: January 22, 2008

Denver, Colorado

COMBINDED PROSPECTUS AND PROXY STATEMENT

January 22, 2008

Relating to the Acquisition of Assets of

OLD MUTUAL LARGE CAP GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of

OLD MUTUAL LARGE CAP GROWTH CONCENTRATED FUND

EACH A SERIES PORTFOLIO OF

OLD MUTUAL FUNDS II

4643 South Ulster Street, Suite 600

Denver, Colorado 80237

888-772-2888

This document is being furnished to you in connection with the Special Meeting of Shareholders of Old Mutual Large Cap Growth Fund (“Large Cap Growth Fund” or a “Fund”), a series portfolio of Old Mutual Funds II, a Delaware statutory trust (“Old Mutual Funds II”), to be held on April 22, 2008 (the “Special Meeting”). At the Special Meeting, you will be asked to approve a Plan of Reorganization (the “Plan of Reorganization”) for the Large Cap Growth Fund and the consummation of the transactions described therein, as further described in this Combined Prospectus and Proxy Statement (“Prospectus/Proxy Statement”). The Board of Trustees of Old Mutual Funds II has unanimously approved the Plan of Reorganization as being in the best interests of Large Cap Growth Fund shareholders and recommends that you vote “FOR” the proposal.

The Plan of Reorganization provides for the reclassification of the shares of the Large Cap Growth Fund and the change of the outstanding shares of the Large Cap Growth Fund into shares of the Old Mutual Large Cap Growth Concentrated Fund (“Large Cap Growth Concentrated Fund” or a “Fund” and, together with the Large Cap Growth Fund, the “Funds”) based upon the net asset values of the two Funds (the “Merger”). All of the assets and liabilities of the Large Cap Growth Fund will become assets and liabilities of the Large Cap Growth Concentrated Fund, and Class A shares of the Large Cap Growth Fund will be reclassified as Class A shares of the Large Cap Growth Concentrated Fund, Class C shares of the Large Cap Growth Fund will be reclassified as Class C shares of the Large Cap Growth Concentrated Fund, Institutional Class shares of the Large Cap Growth Fund will be reclassified as Institutional Class shares of the Large Cap Growth Concentrated Fund, and Class Z shares of the Large Cap Growth Fund will be reclassified as Class Z shares of the Large Cap Growth Concentrated Fund. The value of your account in the Large Cap Growth Concentrated Fund immediately after the Merger will be the same as the value of your account in the Large Cap Growth Fund immediately before the Merger.

The Large Cap Growth Fund is classified as a diversified portfolio and the Large Cap Growth Concentrated Fund is classified as a non-diversified portfolio of Old Mutual Funds II, an open-end, series management investment company. The difference between funds classified as diversified and those classified as non-diversified fund is explained in the Question and Answer section of this Prospectus/Proxy Statement. Old Mutual Capital, Inc. (“Old Mutual Capital”) serves as the investment advisor to both funds.

The investment objectives of Large Cap Growth Concentrated Fund and Large Cap Growth Fund are the same; each Fund seeks long-term capital growth. Each Fund seeks to meet its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospects. For Large Cap Growth Concentrated Fund, each sub-advisor normally invests the portion of the Fund it manages in not more than 40 large-cap companies. See “Introduction - Comparison of Investment Objectives, and Policies” section of this Prospectus/Proxy Statement for more information about the Funds.

This Prospectus/Proxy Statement sets forth the information that you should know before voting on the Plan of Reorganization. It should be read in its entirety and retained for future reference. The Statement of Additional Information related to this Prospectus/Proxy Statement, dated January 22, 2008, is available upon request and without charge by contacting Old Mutual Funds II at the address or telephone number above, and is hereby incorporated by reference.

Like shares of the Large Cap Growth Fund, shares of the Large Cap Growth Concentrated Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve risk, including the possible loss of the principal amount invested.

The current prospectus for Class A and Class C shares of both Large Cap Growth Fund and Large Cap Growth Concentrated Fund and the current prospectus for Class Z and Institutional Class shares for both Large Cap Growth Fund and Large Cap Growth Concentrated Fund, each dated June 4, 2007, as supplemented, together with the related Statement of Additional Information for Class A, Class C, Institutional Class and Class Z shares of both Large Cap Growth Fund and Large Cap Growth Concentrated Fund dated November 19, 2007, as supplemented, are on file with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Prospectus/Proxy Statement by reference. A copy of the current prospectus is included as Appendix II to this Prospectus/Proxy Statement. These documents, as well as the most recent annual report and semi-annual report for Old Mutual Funds II, are available without charge by writing to Old Mutual Funds II, P.O. Box 219534, Kansas City, Missouri 64121-9534, or by calling 888-772-2888. The SEC maintains a web site at http://www.sec.gov that contains the prospectuses and statements of additional information described above, material incorporated by reference, and other information about Old Mutual Funds II. You can obtain additional information about the Large Cap Growth Fund and the Large Cap Growth Concentrated Fund on the Old Mutual Funds II website located at oldmutualfunds.com.

As with all mutual fund securities, the SEC has not approved or disapproved these securities or determined whether the information in this Prospectus/Proxy Statement is adequate or accurate. Any representation to the contrary is a criminal offense.

[End of Front Cover Page]

OLD MUTUAL FUNDS II

Old Mutual Large Cap Growth Fund

Page

INTRODUCTION	2
A. Questions and Answers Regarding the Merger	2
B. Comparison of Investment Objectives and Policies	6
C. Comparison of Distribution, Purchase and Redemption Policies, and Exchange Rights	6
D. Comparison of Risk Factors	8
E. Comparison of Fees and Expenses	9
F. Comparison of Performance	13
THE MERGER	16
A.Information About The Merger	16
B. Reasons for the Merger	17
C. Federal Income Tax Consequences	18
D. Other Conditions	20
E. Shareholders' Rights	20
F. Capitalization	21
OTHER INFORMATION ABOUT THE FUNDS	22
A. Investment Advisor and Sub-Advisors	22
B. Portfolio Management	23
C. Financial Highlights	24
D. Additional Information About the Funds	27
OWNERSHIP OF FUND SHARES	27
LEGAL MATTERS	28
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION	28
VOTING INFORMATION	28

APPENDIX I	Plan of Reorganization
APPENDIX II	Prospectus of Old Mutual Funds II

i

INTRODUCTION

The “Introduction” section of this Prospectus/Proxy Statement provides a brief overview of the key features and other matters typically of interest to shareholders considering a proposed merger between mutual funds. These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and details regarding the proposed Merger (described below). The description of the Merger is qualified by reference to the full text of the Plan of Reorganization, which is attached as Appendix I.

A.	Questions and Answers Regarding the Merger
Q.	WHAT IS BEING PROPOSED?
A.

The Plan of Reorganization provides for the reclassification and change of the issued and outstanding Large Cap Growth Fund shares into Large Cap Growth Concentrated Fund shares (the “Merger”). If shareholders of the Large Cap Growth Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of the Large Cap Growth Fund will become the assets and liabilities of the Large Cap Growth Concentrated Fund, and the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Large Cap Growth Fund will be converted into Class A, Class C, Institutional Class and Class Z shares, respectively, of the Large Cap Growth Concentrated Fund that have a net asset value equal to the value of the Large Cap Growth Fund net assets immediately prior to the Merger. The value of each Large Cap Growth Fund shareholder’s account in the Large Cap Growth Concentrated Fund immediately after the Merger will be the same as the value of such shareholder’s account with Large Cap Growth Fund immediately prior to the Merger.

Q.	WHY IS THE MERGER IN THE BEST INTERESTS OF SHAREHOLDERS?

A.    The Board of Old Mutual Funds II, including each of the independent Trustees, determined that the Merger would be in the best interests of both Funds and their shareholders based on the following factors, among others:

•	The compatibility of the investment objectives and principal investment strategies of the two Funds.
•

The continuity of management given that Old Mutual Capital is the advisor, and Ashfield Capital Partners, LLC and Turner Investment Partners, Inc. (each a “Sub-Advisor and together, the “Sub-Advisors”) are the sub-advisors to each Fund.

•

Old Mutual Capital’s agreement to extend the expense limitations for the Large Cap Growth Concentrated Fund’s Class A, Class C, Institutional Class and Class Z shares to 1.50%, 2.25%, 0.95% and 1.25%, respectively, through March 31, 2009.

•	Equal or potentially lower expense ratios for the combined Fund resulting from increased asset levels and corresponding economies of scale.
•

Old Mutual Capital’s belief that the combined Fund will have improved marketability based upon its historical performance record and thus will be better poised to attract new assets and enable shareholders to benefit from economies of scale.

•	The potential operating efficiencies that may result from combining the Funds.

2

•	The tax-free nature of the Merger for Federal income tax purposes, so shareholders should not realize a tax gain or loss as a direct result of the Merger.
•	The high percentage of portfolio holdings continuity between the Funds such that combining the Funds could enable shareholders to benefit from economies of scale.
•

The undertaking by Old Mutual Capital to reduce the management fee for Large Cap Growth Concentrated Fund (currently 0.90% per annum) to the same rate as Large Cap Growth Fund (0.85%), subject to completion of the Merger.

Q.	WHAT IS THE RECOMMENDATION OF THE BOARD OF TRUSTEES?
A.	The Board recommends that you vote “FOR” the Merger.
Q.	DO THE FUNDS HAVE THE SAME INVESTMENT OBJECTIVE?
A.

Yes. Each Fund seeks long-term capital growth. Each Fund seeks to meet its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospects.

Q.	WHAT ARE THE PRIMARY DIFFERENCES IN THE INVESTMENT STRATEGIES AND RISKS OF THE FUNDS?
A.

While Large Cap Growth Fund is classified as a “diversified” fund, Large Cap Growth Concentrated Fund is classified as a “non-diversified” fund, which means that it may own larger positions in a smaller number of securities than funds that are classified as “diversified.” Large Cap Growth Concentrated Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. Large Cap Growth Concentrated Fund’s share price may also be more volatile than those of funds classified as “diversified.” Under normal conditions, each Sub-Advisor invests the portion of Large Cap Growth Concentrated Fund that it manages in not more than 40 large-cap companies.

Q.	HOW DO THE FUNDS COMPARE IN SIZE?
A.

As of December 31, 2007, the Large Cap Growth Fund’s net assets were $87.7 million and the Large Cap Growth Concentrated Fund’s net assets were $118.8 million. The asset size of each Fund fluctuates on a daily basis, and on the date of the Merger, the asset size of the Large Cap Growth Concentrated Fund may be larger or smaller than the combined assets of the Funds as of December 31, 2007.

Q.	WILL THE PROPOSED MERGER RESULT IN A HIGHER INVESTMENT ADVISORY FEE OR OTHER FUND EXPENSES?
A.

The projected total expense ratio of each class of the Large Cap Growth Concentrated Fund following the completion of the Merger is expected to be equal to or lower than the current total expense ratios of the corresponding classes of the Large Cap Growth Fund. In addition, Old Mutual Capital has agreed to cap the total expenses of the Large Cap Growth Concentrated Fund’s Class A, Class C, Institutional Class and Class Z shares to 1.50%, 2.25%, 0.95% and 1.25%, respectively, through March 31, 2009. Additionally, Old Mutual Capital has agreed to reduce the management fee and management fee breakpoint schedule for Large Cap Growth

3

Concentrated Fund to the same rates as Large Cap Growth Fund, subject to completion of the Merger.

Q.	WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED MERGER?
A.

Legal counsel to the Large Cap Growth Fund and the Large Cap Growth Concentrated Fund will issue an opinion to Old Mutual Funds II that the Merger will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders are not expected to be subject to Federal income taxes as a direct result of the Merger.

Q.	WILL THE SHAREHOLDER SERVICES PROVIDED BY OLD MUTUAL CAPITAL CHANGE?
A.

No. Old Mutual Capital manages the Large Cap Growth Fund and the Large Cap Growth Concentrated Fund. The custodian, transfer agent and distributor are also the same for both Funds. Purchase, exchange and redemption privileges are also the same for both Funds. Please consult your financial intermediary for information on any services provided by them to the Funds.

Q.	CAN I CONTINUE TO ADD TO MY LARGE CAP GROWTH FUND ACCOUNT?
A.	Yes. Large Cap Growth Fund shareholders may continue to make subsequent investments until at least the date of shareholder approval (anticipated on April 22, 2008).
Q.	WHAT HAPPENS IF THE MERGER IS NOT APPROVED?
A.

Any shares you held in the Large Cap Growth Fund would remain Large Cap Growth Fund shares. The Large Cap Growth Fund and the Large Cap Growth Concentrated Fund would each continue to operate separately and the Board would determine what further action, if any, to take.

Q.	WILL EITHER FUND PAY FOR THE PROXY SOLICITATION AND LEGAL COSTS ASSOCIATED WITH THE PROPOSED MERGER?
A.

The Funds will incur all costs associated with the Merger, subject to current expense limitations. Costs associated with the Merger generally include printing and mailing   costs, solicitation costs, legal costs, costs paid to the Funds’ independent registered public accounting firm, and other miscellaneous costs. All costs associated with the Merger will be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets. Broadridge has been retained to assist in the solicitation of shareholder proxies, at an estimated cost of $39,000, plus expenses.

Q.	IF APPROVED, WHEN WILL THE PROPOSED MERGER TAKE PLACE?
A.

If approved, the Merger will occur on or about April 25, 2008, or as soon as reasonably practicable after shareholder approval is obtained. Shortly after completion of the Merger, shareholders will receive a confirmation statement reflecting the Merger. Large Cap Growth Concentrated Fund’s name will change to “Large Cap Growth Fund” subject to and upon completion of the merger.

Q.	WHAT IF I WANT TO EXCHANGE MY SHARES FOR ANOTHER OLD MUTUAL FUND PRIOR TO THE MERGER?

4

A.

You may exchange your shares into other mutual funds advised by Old Mutual Capital (each an “Old Mutual Fund”) before the Merger by calling 888-772-2888 or contacting your financial intermediary. If you choose to exchange your Large Cap Growth Fund shares for another Old Mutual Fund, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-deferred account, such as an IRA. If you exchange your shares before the date of the Special Meeting or any adjournments thereof, you will still be asked to cast your vote on the Merger.

Q.	HOW MANY VOTES AM I ENTITLED TO CAST?
A.

You are entitled to one vote for each whole dollar of net asset value of shares held in your name as of January 1, 2008 (determined as of the close of business on December 31, 2007) (the “Record Date”).

Q.	HOW CAN I VOTE MY SHARES?
A.

You are entitled to vote at the Special Meeting or any adjournments thereof if you owned shares of the Fund at the close of business on January 1, 2008. If you attend the Special Meeting or any adjournments thereof, you may vote your shares in person. Whether or not you intend to attend the Meeting or any adjournments thereof in person, you may vote in any of the following ways:

(1)	Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;
(2)

Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)

Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

Q.	IF I VOTE MY PROXY NOW, CAN I CHANGE MY VOTE LATER?
A.

If you vote your proxy now, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Old Mutual Funds II. In addition, although mere attendance at the Special Meeting will not revoke a proxy, if you attend the Special Meeting you may withdraw your proxy and vote in person.

Q.	WHAT IS THE REQUIRED VOTE TO APPROVE THE PROPOSED MERGER?
A.

At the Special Meeting, a quorum being present, approval of the Merger requires the affirmative vote of a “majority of the outstanding voting securities” of Large Cap Growth Fund as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). This means the lesser of: (a) the affirmative vote of 67% or more of the voting securities of Large Cap Growth Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of Large Cap Growth Fund are present or represented by proxy; or (b) the affirmative vote of more than 50% of the outstanding voting securities of Large Cap Growth Fund.

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Q.	WHOM SHOULD I CALL FOR ADDITIONAL INFORMATION ABOUT THIS PROSPECTUS/PROXY STATEMENT?
A.	Please call the proxy solicitor, Broadridge Financial Solutions, Inc. at 1-866-586-0633 to obtain additional information regarding the proposed merger.

B.	Comparison of Investment Objectives and Policies

The investment objectives of Large Cap Growth Fund and Large Cap Growth Concentrated Fund are the same. Each Fund seeks to provide investors with long-term capital growth. To pursue this goal, each Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospects. For purposes of the Funds, large cap companies are those companies with market capitalizations within the market capitalization range of those companies in the Russell 1000® Growth Index. Equity securities in which the Funds may invest include common and preferred stocks.

Large Cap Growth Concentrated Fund, however, is classified as a non-diversified fund. This means that it may own larger positions in a smaller number of securities than Large Cap Growth Fund, which is classified as a diversified fund. Each Sub-Advisor invests the portion of the Large Cap Growth Concentrated Fund it manages in not more than 40 large-cap companies.

The annual portfolio turnover rate for Large Cap Growth Concentrated Fund was 157.06% for the fiscal year ended March 31, 2007. That rate of portfolio turnover will result in higher transaction costs for, and may result in additional taxes for shareholders of, Large Cap Growth Concentrated Fund as compared to a fund with less portfolio turnover. Large Cap Growth Fund’s portfolio turnover rate for the same period was 140.62%.

C.	Comparison of Distribution, Purchase and Redemption Policies, and Exchange Rights

Shares of Large Cap Growth Fund and Large Cap Growth Concentrated Fund are distributed by Old Mutual Investment Partners, a wholly-owned subsidiary of Old Mutual Capital. Both Large Cap Growth Fund and Large Cap Growth Concentrated Fund pay their distributor, Old Mutual Investment Partners, a service fee at an annual rate of 0.25% of the average daily net assets attributable to Class A shares and a distribution fee and service fee at an annual combined rate of 1.00% of the average daily net assets attributable to Class C shares. For more information on distribution and service fees, refer to the Old Mutual Funds II Prospectus attached as Appendix II to this Prospectus/Proxy Statement.

Purchase, exchange and redemption procedures are the same for Large Cap Growth Fund and the Large Cap Growth Concentrated Fund. These procedures, as well as other features related to investing in the Funds are summarized below. A more complete description may be found in the Old Mutual Funds II Prospectus attached as Appendix II to this Prospectus/Proxy Statement.

Purchase Procedures

Purchases of shares of each Fund may be made on any day on which the New York Stock Exchange (“NYSE”) is open for business. The price per share you will pay to invest in each Fund is its net asset value (“NAV”) next calculated after your order is accepted.

Shares may be purchased through the following methods:

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Through a Financial Intermediary:

Contact your broker, investment advisor, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:

Complete the application.

Mail your completed application and a check to:

Regular Mail:

Old Mutual Funds II

P.O. Box 219534

Kansas City, Missouri 64121-9534

Overnight Mail:

Old Mutual Funds II

210 West 10th Street, 8th Floor

Kansas City, Missouri 64105

By Telephone:

Call us at 888-772-2888 to receive an account application and receive an account number.

By Wire:

Call us at 888-772-2888 to receive an application and account number. Wire your investment to the bank listed below.

United Missouri Bank of Kansas City, N.A.

ABA # 10-10-00695

Account # 98705-23469

Include the following information with the wiring instructions:

Fund name in which you wish to invest

Your name

Your Social Security or tax ID number

Your account number

Return the account application.

The minimum investment is $2,500 per Fund for non-retirement accounts. For certain tax-deferred accounts, the minimum investment is $2,000. For UGMA/UTMA, Coverdell Education Savings Accounts or Systematic Investment Plans, the minimum investment is $500. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional investment information. Institutional Class shares are available to certain categories of eligible investors and require a minimum initial investment of $1 million in each Fund. Other institutional investors who invest at least $2 million in each Fund are eligible to purchase Institutional Class shares.

NAV per share class of each Fund is calculated by dividing the total net assets of each class of each Fund by the total number of that class’s shares outstanding of that Fund. NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally

7

weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

The Funds use pricing services to determine the market value of the securities in their portfolios. The Funds generally use the market price of securities as of the close of regular trading on the NYSE to value equity securities held in the Funds’ portfolios, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

There is no initial sales charge applicable to Class C, Institutional Class and Class Z shares of either the Large Cap Growth Fund or the Large Cap Growth Concentrated Fund. Both Large Cap Growth Fund and Large Cap Growth Concentrated Fund Class A shares are sold with an initial sales charge ranging from 2.00% to 5.75% of the offering price on purchases up to $1 million. In addition, if you purchase $1,000,000 or more of Class A shares and redeem those shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge at the time of redemption. Large Cap Growth Fund and Large Cap Growth Concentrated Fund Class C shares have a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. For more information, see the Old Mutual Funds II Prospectus attached as Appendix II to this Prospectus/Proxy Statement.

You will not pay a sales charge in connection with the acquisition of Large Cap Growth Concentrated Fund shares pursuant to the Merger. In addition, the holding period for purposes of calculating any contingent deferred sales charge applicable to Class A or Class C shares of the Large Cap Growth Concentrated Fund received pursuant to the Merger will be the date of original purchase of the corresponding Class A or Class C shares of the Large Cap Growth Fund and not the date of the Merger.

Exchange Procedures

Generally, you may exchange some or all shares of a particular class of a Fund for the same class of another Fund advised by Old Mutual Capital that offers such class of shares. In addition, Class Z shares may be exchanged for Institutional Class shares of the same Fund, subject to the investment qualifications and minimums of Institutional Class shares.

Redemption Procedures

You may sell your shares at the shares’ NAV any day the NYSE is open for business. Sale orders received by the Funds’ transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund’s next calculated NAV. The Funds generally send payment for your shares the business day after your order is accepted.

The Funds impose a 2.00% redemption/exchange fee on the total redemption proceeds (before applicable deferred sales charges) or on the NAV of shares exchanged within 10 calendar days of their purchase, subject to exceptions as described in the Prospectus. The holding period for purposes of calculating whether a redemption or exchange fee applies will be the date of original purchase of the shares, and not the date of the Merger.

D.	Comparison of Risk Factors

Each Fund may invest in various types of securities or use certain investment techniques to achieve its investment objective. The following is a summary of the principal risks associated with such securities and investment techniques. Additional information about these risks is included in the Funds’ Prospectus attached as Appendix II to this Prospectus/Proxy Statement. As with any security, an investment in either

8

Fund involves certain risks, including loss of principal. An investment in the Funds is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The fact that a particular risk is not identified does not indicate that a Fund does not invest its assets in, or is precluded from investing its assets in, securities that give rise to that risk.

Similar Risk Factors of the Funds

Like all investments in securities, you risk money by investing in the Funds. The main risks of investing in each Fund are the same and are as follows:

Stock Market Risk. The value of the stocks and other securities owned by the Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Advisor’s determination of an investment’s value or a Sub-Advisor may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Funds’ growth style of investing, and the Funds’ returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Funds may focus their investments in certain industries within a sector, which may cause the Funds’ performance to be susceptible to the economic, business or other developments that affect those industries.

Primary Differences in Risk Factors of the Funds

Large Cap Growth Concentrated Fund is classified as a “non-diversified” fund, which means that it may own larger positions in a smaller number of securities than funds that are classified as “diversified” such as Large Cap Growth Fund. Large Fund Growth Concentrated Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. Large Cap Growth Concentrated Fund’s share price may also be more volatile than those of funds classified as “diversified.”

More information regarding the risks of investing in the Funds is included in the Old Mutual Funds II Prospectus included as Appendix II to this to this Prospectus/Proxy Statement.

E.	Comparison of Fees and Expenses

The following tables compare the fees and expenses you may incur directly or indirectly as an investor in the Large Cap Growth Fund and the Large Cap Growth Concentrated Fund and show the projected estimated fees and expenses of the Large Cap Growth Concentrated Fund (“pro forma”) assuming the Merger is approved and is consummated on the Closing Date. Fees and expenses shown for the Funds were determined based on each Fund’s net assets as of September 30, 2007. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

9

Annual fund operating expenses shown below have been restated to reflect expenses as of September 30, 2007. Pro forma annual fund operating expenses reflect the reduction in the management fee of Large Cap Growth Concentrated Fund, which would be effective upon completion of the Merger.

Fees and Expenses Table

	Class A	Class C	Institutional Class	Class Z
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)
	None(1)	1.00%	None	None
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)	2.00%(2)	2.00%(2)

Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees(3)	Distribution (12b-1) Fees	Service Fees	Other Expenses	Total Other Expenses	Total Annual Operating Expenses	Expense (Reduction)/ Recoupment	Net Annual Operating Expenses (4)
Class A
Large Cap Growth Fund (Unaudited)	0.85%	None	0.25%	9.33%	9.58%	10.43%	(8.93)%	1.50%

Large Cap Growth Concentrated Fund (Unaudited)	0.90%	None	0.25%	2.17%	2.42%	3.32%	(1.82)%	1.50%

Large Cap Growth Concentrated Fund (Estimated Pro Forma) (Unaudited)	0.85%	None	0.25%	2.02%	2.27%	3.12%	(1.62)%	1.50%

Class C
Large Cap Growth Fund (Unaudited)	0.85%	0.75%	0.25%	20.25%	20.50%	22.10%	(19.85)%	2.25%

Large Cap Growth Concentrated Fund (Unaudited)	0.90%	0.75%	0.25%	5.00%	5.25%	6.90%	(4.65)%	2.25%

Large Cap Growth Concentrated Fund (Estimated Pro Forma) (Unaudited)	0.85%	0.75%	0.25%	4.60%	4.85%	6.45%	(4.20)%	2.25%

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Institutional Class
Large Cap Growth Fund (Unaudited)	0.85%	None	None	2,418.47%	2,418.47%	2,419.32%	(2,418.37)%	0.95%

Large Cap Growth Concentrated Fund (Unaudited)	0.90%	None	None	2,417.73%	2,417.73%	2,418.63%	(2,417.68)%	0.95%

Large Cap Growth Concentrated Fund (Estimated Pro Forma) (Unaudited)	0.85%	None	None	1,943.73%	1,943.73%	1,944.58%	(1,943.63)%	0.95%

Class Z
Large Cap Growth Fund (Unaudited)	0.85%	None	None	0.62%	0.62%	1.47%	(0.22)%	1.25%

Large Cap Growth Concentrated Fund (Unaudited)	0.90%	None	None	0.66%	0.66%	1.56%	(0.31)%	1.25%

Large Cap Growth Concentrated Fund (Estimated Pro Forma) (Unaudited)	0.85%	None	None	0.58%	0.58%	1.43%	(0.18%)	1.25%

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Funds from being adversely affected by the transaction costs associated with short-term trading activity, the Funds will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Funds for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading” section of the Funds’ Prospectus attached as Appendix II to this Prospectus/Proxy Statement for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in these Funds as a result of Old Mutual Capital’s contractual agreement to waive through March 31, 2009 that portion, if any, of the annual management fee payable by the Funds and to pay certain expenses of the Funds to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.50%, 2.25%, 1.25% and 0.95% for the Large Cap Growth Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively; 1.50%, 2.25%, 1.25% and 0.95% for the Large Cap Growth Concentrated Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively; and 1.50%, 2.25%, 1.25% and 0.95% for the post-Merger Large Cap Growth Concentrated Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Funds’ total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). The Large Cap Growth Fund’s fund level expenses are limited to 0.92% for each class and class level expenses are limited to 0.58%, 1.33%, 0.33% and 0.03% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively. The Large Cap Growth Concentrated Fund’s and the post-Merger Large Cap Growth Concentrated Fund’s fund level expenses are limited to 0.95% for each class and class level expenses are limited to 0.55%, 1.30%, 0.30% and 0.00% for the Funds’ Class A, Class C, Class Z and Institutional Class shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Through December 31, 2008, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this

11

arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Thereafter through March 31, 2009, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Old Mutual Capital has also contractually agreed to limit the operating expenses of the Funds (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00%, 3.75%, 2.75% and 2.75% for the Funds’ Class A, Class C, Class Z and Institutional Class shares, respectively, through December 31, 2018. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed.

This example is intended to help you compare the cost of investing in the Funds and in the combined Fund on a pro forma basis. The examples make four assumptions: 1) you invest $10,000 in each Fund and in the Large Cap Growth Concentrated Fund after the Merger for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	Large Cap Growth Fund				Large Cap Growth Concentrated Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,316	$1,938	$3,603	$719	$1,316	$1,938	$3,603
Class C	$328	$1,009	$1,808	$3,897	$328	$1,009	$1,808	$3,897
Institutional Class	$97	$682	$1,294	$2,948	$97	$682	$1,294	$2,948
Class Z	$127	$443	$781	$1,738	$127	$462	$820	$1,830

	Estimated Pro Forma:
	Large Cap Growth Concentrated Fund
	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,316	$1,938	$3,603
Class C	$328	$1,009	$1,808	$3,897
Institutional Class	$97	$682	$1,294	$2,948
Class Z	$127	$434	$764	$1,697

You would pay the following if you did not redeem your shares:

	Large Cap Growth Fund				Large Cap Growth Concentrated Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class C	$228	$1,009	$1,808	$3,897	$228	$1,009	$1,808	$3,897

Estimated Pro Forma:
Large Cap Growth Concentrated Fund

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	1 Year	3 Years	5 Years	10 Years

Class C	$228	$1,009	$1,808	$3,897

F.	Comparison of Performance

The following bar charts and performance tables illustrate the risks of investing in the Funds by showing changes in each Fund’s performance year to year and by showing how each Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Funds’ past performance, both before and after taxes, does not guarantee how they will perform in the future. Performance reflects a limitation on the total expenses of the Funds pursuant to arrangements with the Funds’ current and former investment advisor. The Funds’ returns would have been lower if the expense limitations had not been in effect.

For Large Cap Growth Fund, prior to January 1, 2006, the Fund was managed by an investment advisor different than the Fund’s current Advisor and Sub-Advisors and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future. Prior to February 10, 2007, the Fund was co-managed by a sub-advisor other than Ashfield Capital Partners, LLC and the Fund’s performance prior to that date may not be indicative of how it will perform in the future.

For Large Cap Growth Concentrated Fund, prior to January 1, 2006, the Fund was managed by an investment advisor different than the Fund’s current Advisor and Sub-Advisors and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future. Prior to February 10, 2007, the Fund was co-managed by a sub-advisor other than Ashfield and the Fund’s performance prior to that date may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Funds’ Class Z shares. Performance for the Funds’ other share classes will vary due to differences in fees and expenses.

Large Cap Growth Fund Year-by-Year Total Returns through December 31, 2007 – Class Z Shares

1997	22.36%
1998	30.42%
1999	67.06%
2000	(0.18)%
2001	(28.52)%
2002	(28.80)%
2003	30.25%
2004	8.76%
2005	4.43%
2006	5.29%
2007	19.25%

Best Quarter:	Q4 1999	59.55%
Worst Quarter:	Q4 2000	(22.74)%

13

14

Large Cap Growth Concentrated Fund Year-by-Year Total Returns through December 31, 2007 – Class Z Shares

1997	32.96%
1998	67.83%
1999	102.94%
2000	(22.08)%
2001	(35.36)%
2002	(31.43)%
2003	32.95%
2004	7.41%
2005	5.33%
2006	7.68%
2007	22.17%

Best Quarter:	Q4 1999	75.65%
Worst Quarter:	Q4 2000	(33.11)%

The table below compares the average annual total return information for Class A, Class C, and Class Z shares to the Russell 1000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Applicable sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2007

				Past
				10 Years or
	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception+
Large Cap Growth Fund
Class Z	4/5/95

Before Taxes		19.25%	13.18%	7.47%

After Taxes on Distributions		19.25%	13.18%	6.61%

After Taxes on Distributions
and Sale of Fund Shares		12.51%	11.57%	6.23%

Class A	7/31/03

Before Taxes		12.07%	N/A	9.11%

Class C	7/31/03

Before Taxes		17.07%	N/A	9.76%

Institutional Class	12/20/06

Before Taxes		19.46%	N/A	17.36%

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Russell 1000® Growth Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		11.81%	12.11%	3.83%

Large Cap Growth Concentrated Fund
Class Z	11/29/96

Before Taxes		22.17%	14.62%	8.81%

After Taxes on Distributions		22.17%	14.62%	7.93%

After Taxes on Distributions and
Sale of Fund Shares		14.41%	12.87%	7.53%

Class A	9/30/03

Before Taxes		14.87%	N/A	10.83%

Class C	9/30/03

Before Taxes		19.90%	N/A	11.53%

Institutional Class	12/20/06

Before Taxes		22.33%	N/A	20.07%

Russell 1000® Growth Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		11.81%	12.11%	3.83%

+Returns shown above are for past 10 years or since inception, whichever is less. The Russell 1000® Growth Index return is for the past 10 years.

After-tax performance is shown for Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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THE MERGER

A.	Information About The Merger

Shareholders of the Large Cap Growth Fund are being asked to approve the Plan of Reorganization, which sets forth the terms and conditions under which the Merger will be implemented. The Plan of Reorganization provides for the reclassification and change of the issued and outstanding Large Cap Growth Fund shares into Large Cap Growth Concentrated Fund shares. If shareholders of the Large Cap Growth Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of the Large Cap Growth Fund will become the assets and liabilities of the Large Cap Growth Concentrated Fund, and the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Large Cap Growth Fund will be converted into Class A, Class C, Institutional Class and Class Z shares, respectively, of the Large Cap Growth Concentrated Fund that have a net asset value equal to the value of the Large Cap Growth Fund net assets immediately prior to the Merger. The value of each Large Cap Growth Fund shareholder’s account in the Large Cap Growth Concentrated Fund immediately after the Merger will be the same as the value of such shareholder’s account with Large Cap Growth Fund immediately prior to the Merger.

The value of Large Cap Growth Fund’s assets to be acquired and the amount of its liabilities to be assumed by Large Cap Growth Concentrated Fund and the NAV of a share of Large Cap Growth Fund will be determined as of the close of regular trading on the NYSE on the Closing Date (described below), after the declaration of any dividends on the Closing Date, and will be determined in accordance with the valuation procedures described in the Trust’s and the Funds’ currently effective Prospectus and Statement of Additional Information. The Closing Date is expected to be on or about April 25, 2008.

As soon as practicable after the Closing Date, Large Cap Growth Fund will distribute pro rata to its shareholders of record the shares of Large Cap Growth Concentrated Fund it receives in the Merger, so that each shareholder of Large Cap Growth Fund will receive a number of full and fractional shares of Large Cap Growth Concentrated Fund equal in value to his or her holdings in Large Cap Growth Fund, and Large Cap Growth Fund will be liquidated. Such distribution will be accomplished by opening accounts on the books of Large Cap Growth Concentrated Fund in the names of the corresponding Large Cap Growth Fund shareholders and by transferring thereto the shares of Large Cap Growth Concentrated Fund previously credited to the account of Large Cap Growth Fund on those books. Each shareholder account shall be credited with the pro rata number of Large Cap Growth Concentrated Fund’s shares due to that shareholder. Accordingly, immediately after the Merger, each former shareholder of Large Cap Growth Fund will own shares of Large Cap Growth Concentrated Fund that will be equal to the value of that shareholder’s shares of Large Cap Growth Fund as of the Closing Date. Any special options (for example, automatic investment plans on current Large Cap Growth Fund shareholder accounts) will automatically transfer to the new Fund accounts.

The implementation of the Merger is subject to a number of conditions set forth in the Plan of Reorganization, including approval of the shareholders of Large Cap Growth Fund. The Plan of Reorganization also requires receipt of a tax opinion indicating that, for federal income tax purposes, the Merger qualifies as a tax-free reorganization. The Plan of Reorganization may be terminated and the Merger abandoned at any time prior to the Closing Date by the Board if they determine that the Merger would disadvantage either of the Funds. Please review the Plan of Reorganization carefully. A copy of the Plan of Reorganization is attached as Appendix I to this Prospectus/Proxy Statement.

The Large Cap Growth Concentrated Fund is a non-diversified investment portfolio of Old Mutual Funds II, an open-end series management investment company registered under the Investment Company Act of

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1940, as amended (the “1940 Act”). The principal offices of Old Mutual Funds II are located in Denver, Colorado, and the telephone number is 888-772-2888.

B.	Reasons for the Merger

The Board of Old Mutual Funds II, including each of the independent trustees, determined that the Merger of the Large Cap Growth Fund into the Large Cap Growth Concentrated Fund would be in the best interests of both Funds and their shareholders and that the interests of the shareholders of each Fund would not be diluted as a result of the Merger.

In evaluating the proposed Merger, the Board considered a number of factors, including:

•	The compatibility of the investment objectives and principal investment strategies of the two Funds;
•	The relative size and investment performance of each Fund;
•	Whether the interests of either Fund's current shareholders would be diluted in connection with the proposed Merger;
•	The potential benefits of the Merger to shareholders of each Fund;
•	The continuity of management given that Old Mutual Capital is the advisor, and Ashfield Capital Partners, LLC and Turner Investment Partners, Inc. are the sub-advisors to each Fund;
•

Old Mutual Capital’s agreement to extend the expense limitations for the Large Cap Growth Concentrated Fund’s Class A, Class C, Institutional Class and Class Z shares to 1.50%, 2.25%, 0.95% and 1.25%, respectively, through March 31, 2009;

•	Equal or potentially lower gross expense ratios for the combined Fund resulting from increased asset levels and corresponding economies of scale;
•	Old Mutual Capital’s belief that the combined Fund will have improved marketability based upon its historical performance record
•	The potential operating efficiencies that may result from combining the Funds;
•

The capital loss carryforwards available to offset future capital gains of the Large Cap Growth Fund would succeed to the Large Cap Growth Concentrated Fund assuming the Merger qualifies as a “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended.

•	The tax consequences of the Merger, including the tax-free nature of the Merger for Federal income tax purposes, so shareholders should not realize a tax gain or loss as a direct result of the Merger;
•	The high percentage of portfolio holdings continuity between the Funds such that combining the Funds could enable shareholders to benefit from economies of scale; and

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•

The undertaking by Old Mutual Capital to reduce the management fee for Large Cap Growth Concentrated Fund (currently 0.90% per annum) to the same rate as Large Cap Growth Fund (0.85%), subject to completion of the Merger;

As to portfolio holdings continuity, the Board considered that approximately 99% of the Large Cap Growth Fund is comprised of portfolio holdings that are also held by the Large Cap Growth Concentrated Fund, and that approximately 65% of the Large Cap Growth Concentrated Fund is comprised of portfolio holdings that are also held by the Large Cap Growth Fund. Given the high percentage of overlapping securities between the two Funds, the Board considered this a positive factor in determining that it would be appropriate to consolidate the Funds in an effort to take advantage of potential economies of scale.

Old Mutual Capital advised the Board that in light of the similarities of investment objectives and principal investment strategies between the Funds, continuity of portfolio management, Old Mutual Capital’s extension of the Large Cap Growth Concentrated Fund’s expense limitations through March 31, 2009, Old Mutual Capital’s undertaking to reduce the management fee for Large Cap Growth Concentrated Fund to the same rate as Large Cap Growth Fund subject to completion of the Merger, better historical performance of Large Cap Growth Concentrated Fund, and high level of portfolio holdings continuity, the Merger of Large Cap Growth Fund into Large Cap Growth Concentrated Fund would be in the best interests of both Funds and their shareholders. After considering various factors and alternatives for the future of the Large Cap Growth Fund, the Board concluded that the Large Cap Growth Fund should be merged into the Large Cap Growth Concentrated Fund.

C.	Federal Income Tax Consequences

The following is a general summary of the material Federal income tax consequences of the Merger and is based upon the current provisions of the Code, the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Merger, under currently applicable law, are as follows:

•	The Merger will qualify as a “reorganization” within the meaning of Section 368(a) of the Code;
•	No gain or loss will be recognized by the Large Cap Growth Fund upon the reclassification of its assets to the Large Cap Growth Concentrated Fund;
•	No gain or loss will be recognized by any shareholder of the Large Cap Growth Fund upon the exchange of shares of the Large Cap Growth Fund solely for shares of the Large Cap Growth Concentrated Fund;
•

The tax basis of the shares of the Large Cap Growth Concentrated Fund to be received by a shareholder of the Large Cap Growth Fund will be the same as the tax basis of the shares of the Large Cap Growth Fund surrendered in exchange therefor;

•

The holding period of the shares of the Large Cap Growth Concentrated Fund to be received by a shareholder of the Large Cap Growth Fund will include the holding period for which such shareholder held the shares of the Large Cap Growth Fund exchanged therefor, provided that such shares of the Large Cap Growth Fund are capital assets in the hands of such shareholder as of the date the Merger is consummated;

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•

No gain or loss will be recognized by the Large Cap Growth Concentrated Fund upon the issuance of its shares as consideration for the reclassification of the assets of the Large Cap Growth Fund as part of the assets of the Large Cap Growth Concentrated Fund;

•

The tax basis of the assets of the Large Cap Growth Fund in the hands of the Large Cap Growth Concentrated Fund will be the same as the tax basis of such assets in the hands of the Large Cap Growth Fund immediately prior to the Merger;

•

The holding period of the assets of the Large Cap Growth Fund to be received by the Large Cap Growth Concentrated Fund will include the holding period of such assets in the hands of the Large Cap Growth Fund immediately prior to the Merger; and

•

Pursuant to Sections 381(a) and (b) of the Code and Sections 1.381(a)-1 and 1.381(b)-1 of the Income Tax Regulations, the tax year of the Large Cap Growth Fund will end on the date the Merger is consummated and the Large Cap Growth Concentrated Fund will succeed to and take into account the items of the Large Cap Growth Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the regulations thereunder.

Old Mutual Funds II has not requested and will not request an advance ruling from the IRS as to the Federal income tax consequences of the Merger. As a condition to closing, the law firm Ballard Spahr Andrews & Ingersoll, LLP (“BSA&I”) shall have rendered a favorable opinion to Old Mutual Funds II as to the foregoing Federal income tax consequences of the Merger, which opinion will be conditioned upon the accuracy, as of the date of closing, of certain representations made by Old Mutual Funds II upon which BSA&I will rely in rendering its opinion. The conclusions reached in BSA&I’s opinion could be jeopardized if the representations of Old Mutual Funds II are incorrect in any material respect.

The Large Cap Growth Fund has capital loss carryforwards available to offset future capital gains of approximately $133,282,795 as of September 30, 2007.  Absent realized capital gain net income, approximately $59,987,000 and $73,296,000 of these capital loss carryforwards will expire in the fiscal years ending March 31, 2010 and March 31, 2011 respectively.  Under Section 381 of the Code, the Large Cap Growth Concentrated Fund will succeed to the capital loss carryforwards of the Large Cap Growth Fund if, as described above, the transfer of the assets of the Large Cap Growth Fund to the Large Cap Growth Concentrated Fund qualifies as a “reorganization” under Section 368(a) of the Code.  However, because of limitations imposed under Section 382 of the Code, the Large Cap Growth Concentrated Fund will not be able to utilize approximately $121,596,303 of such capital loss carryforwards prior to their expiration if the Reorganization is consummated, except to the extent such carryforwards may be used to offset built-in gain in the former assets of the Large Cap Growth Fund that is recognized prior to the fifth anniversary of the Merger.

The Large Cap Growth Concentrated Fund has capital loss carryforwards available to offset future capital gains of approximately $294,638,987 as of September 30, 2007.  Absent realized capital gain net income, approximately $189,242,000 and $105,397,000 of these capital loss carryforwards will expire in the fiscal years ending March 31, 2011 and March 31, 2012 respectively.  No additional limitation will be imposed on the utilization of these capital loss carryforwards by the Large Cap Growth Concentrated Fund if the Reorganization is consummated, except that such carryforwards may not be used to offset built-in gain in the former assets of the Large Cap Growth Fund that is recognized prior to the fifth anniversary of the Merger.

The description of the Federal income tax consequences of the Reorganization provided above is made without regard to the particular facts and circumstances of any shareholder of the Large Cap

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Growth Fund.  Large Cap Growth Fund shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other tax laws.

D.	Other Conditions

Completion of the Merger is subject to various conditions, including the following:

•

All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the SEC and state securities commissions, to permit the parties to carry out the transactions contemplated by the Plan of Reorganization shall have been received;

•

The Plan of Reorganization and related trust matters shall have been approved by the affirmative vote of a majority of the outstanding voting securities of Large Cap Growth Fund shareholders present at the Special Meeting. This means the lesser of: (a) the affirmative vote of 67% or more of the voting securities of Large Cap Growth Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of Large Cap Growth Fund are present or represented by proxy; or (b) the affirmative vote of more than 50% of the outstanding voting securities of Large Cap Growth Fund;

•

The net assets of the Large Cap Growth Fund to be acquired by the Large Cap Growth Concentrated Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Large Cap Growth Fund immediately prior to the reclassification;

•	The dividend or dividends as described in the Plan of Reorganization shall have been declared;
•

Old Mutual Funds II and the Large Cap Growth Fund shall have received an opinion of BSA&I to the effect that consummation of the transactions contemplated by the Plan of Reorganization will constitute a “reorganization” within the meanings of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that the shareholders of the Large Cap Growth Fund will recognize no gain or loss to the extent that they receive shares of the Large Cap Growth Concentrated Fund in exchange for their shares of the Large Cap Growth Fund in accordance with the Plan of Reorganization; and

•

Old Mutual Funds II shall have received an opinion of BSA&I addressed to and in form and substance satisfactory to Old Mutual Funds II, to the effect that the Plan of Reorganization has been duly authorized and approved by all requisite action of Old Mutual Funds II and the holders of the shares of the Large Cap Growth Fund.

E.	Shareholders’ Rights

The Large Cap Growth Fund and the Large Cap Growth Concentrated Fund are each separate series of shares of beneficial interest of Old Mutual Funds II, a Delaware statutory trust. Since both Funds are part of the same entity, there are no differences in shareholders’ rights. Shareholders are entitled to participate equally in dividends and distributions declared by the Board with respect to a class of shares and, upon liquidation, to participate proportionately in a Fund’s net assets allocable to a class after satisfaction of the

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outstanding liabilities allocable to that class. Fractional shares of the Focused Fund have proportionately the same rights, including voting rights as are provided for full shares.

Each Large Cap Growth Fund shareholder is entitled to one vote for each whole dollar of NAV of shares held as of the Record Date.

F.	Capitalization

The following table sets forth as of September 30, 2007 (i) the capitalization of the Large Cap Growth Fund’s Class A, Class C, Institutional Class, and Class Z shares, (ii) the capitalization of the Large Cap Growth Concentrated Fund’s Class A, Class C, Institutional Class, and Class Z shares and (iii) the pro forma capitalization of the Large Cap Growth Concentrated Fund’s Class A, Class C, Institutional Class, and Class Z shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Large Cap Growth Fund Class A Shares	Large Cap Growth Concentrated Fund Class A Shares	Adjustment	Large Cap Growth Concentrated Fund Class A Shares Pro Forma

Net Assets	$214,503	$1,011,738	$ _	$1,226,241
Shares Outstanding	8,031	47,237	1,983	57,251
Net Asset Value Per Shares	$26.71	$21.42		$21.42

	Large Cap Growth Fund Class C Shares	Large Cap Growth Concentrated Fund Class C Shares	Adjustment	Large Cap Growth Concentrated Fund Class C Shares Pro Forma

Net Assets	$7,331	$1,295,434	$ _	$1,302,765
Shares Outstanding	283	62,313	70	62,666
Net Asset Value Per Shares	$25.88	$20.79		$20.79

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	Large Cap Growth Fund Institutional Class Shares	Large Cap Growth Concentrated Fund Institutional Class Shares	Adjustment	Large Cap Growth Concentrated Fund Institutional Class Shares Pro Forma

Net Assets	$347	$355	$ _	$702
Shares Outstanding	13	16	3	32
Net Asset Value Per Shares	$27.02	$21.66		$21.66

	Large Cap Growth Fund Class Z Shares	Large Cap Growth Concentrated Fund Class Z Shares	Adjustment	Large Cap Growth Concentrated Fund Class Z Shares Pro Forma

Net Assets	$89,535,471	$116,091,348	$ _	$205,626,819
Shares Outstanding	3,318,065	5,364,662	819,434	9,502,161
Net Asset Value Per Shares	$26.98	$21.64		$21.64

OTHER INFORMATION ABOUT THE FUNDS

A.	Investment Advisor and Sub-Advisors

Old Mutual Capital, located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment adviser to both Funds. Old Mutual Capital was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is an indirect wholly-owned subsidiary of Old Mutual plc, a London Stock Exchange listed international financial services firm. Old Mutual Capital managed approximately $4.7 billion in mutual fund assets as of September 30, 2007.

Ashfield Capital Partners, LLC (“Ashfield”), a Delaware limited liability company located at 750 Battery Street, Suite 600, San Francisco, California 94111, is a sub-advisor for the Large Cap Growth Fund and the Large Cap Growth Concentrated Fund. Ashfield is an affiliate of Old Mutual Capital and is majority-owned by OMUSH, which is an indirect wholly-owned subsidiary of Old Mutual plc, a London Stock Exchange listed international financial services firm. Ashfield was appointed sub-advisor to the Funds effective February 10, 2007, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Ashfield also provides investment management services to high net worth private investors and institutional accounts, including corporate

23

retirement plans, public funds, multi-employer pension plans, endowments and foundations. Ashfield managed approximately $3.5 billion in assets as of March 31, 2007

Turner Investment Partners, Inc. (“Turner”), a Pennsylvania corporation located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is a sub-advisor to the Large Cap Growth Fund and the Large Cap Growth Concentrated Fund. Turner was appointed sub-advisor to the Funds effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Turner held discretionary management authority with respect to approximately $23.3 billon in assets as of March 31, 2007 for institutional and individual accounts.

Old Mutual Capital was appointed investment advisor to the Funds effective January 1, 2006. As investment advisor, Old Mutual Capital oversees the investment decisions made by Ashfield and Turner, including monitoring the performance, security holdings and portfolio trading. Old Mutual Capital also oversees Ashfield’s and Turner’s compliance with prospectus limitations and other relevant investment restrictions. In addition to providing investment advisory services to the Funds, Old Mutual Capital provides certain administrative services for the Funds. Each Fund pays Old Mutual Capital a management fee which is calculated daily and paid monthly at the annual rates described in this Prospectus/Proxy Statement. In exchange for providing sub-advisory services, Ashfield and Turner are each entitled to receive a fee from Old Mutual Capital equal to equal to 0.50% of the average daily net assets of the portion of the assets of Large Cap Growth Fund and 0.55% of the average daily net assets of the portion of the assets of Large Cap Growth Concentrated Fund.

The basis for the Board’s approval of the management agreement with Old Mutual Capital and the sub-advisory agreements with Ashfield and Turner is contained in the Funds’ Annual Report to shareholders dated March 31, 2007.

Information regarding material pending legal proceedings involving Old Mutual Capital or the Funds is included in the Prospectus attached as Appendix II to this Proxy Statement/Prospectus.

B.	Portfolio Management

A team of portfolio managers comprise Ashfield’s Senior Investment Committee, which takes a team approach to applying the firm’s large cap growth equity investment philosophy and process. The members of the Committee are J. Stephen Lauck, J. Stephen Thornborrow, Bradley J. Fretz, Peter A. Johnson, Marc W. Lieberman, and Kelli K. Hill. All portfolio decisions are made collectively by consensus of the Committee.

J. Stephen Lauck, CFA, joined Ashfield in 1984 and has held the positions of Portfolio Manager, President and Chief Executive Officer since that time.

J. Stephen Thornborrow joined Ashfield in 1984 and has held the position of Portfolio Manager since that time.

Bradley J. Fretz joined Ashfield in 1989 and has held the position of Portfolio Manager since that time.

Peter A. Johnson joined Ashfield in 1994 and has held the position of Portfolio Manager since that time.

Marc W. Lieberman, CFA, joined Ashfield in 2002 and since that time has held the position of Portfolio Manager. Prior to joining Ashfield, Mr. Lieberman was the Director of Sales at Homegain.com from 2000 to 2001.

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Kelli K. Hill joined Ashfield in 2004 and since that time has held the position of Portfolio Manager. Prior to joining Ashfield, Ms. Hill held the position of Senior Vice President at Putnam Investments in Boston where she was an Institutional Portfolio Manager. From 1988 to 2001 Ms. Hill held the position of Managing Director and Portfolio Manager for Wells Fargo in San Francisco. Ms. Hill began her career at Christoph Securities in Lake Forest, Illinois. Ms. Hill earned her undergraduate degree from the University of Southern California.

Turner

Mark D. Turner joined Turner upon its founding in 1990. He holds the positions of President, Senior Portfolio Manager and Security Analyst and is a Principal at Turner. He covers the financial services sector for all of Turner’s stock funds. Prior to joining Turner, Mr. Turner worked as Vice President/Senior Portfolio Manager for First Maryland Asset Management from 1987 to 1989, Vice President/Portfolio Manager for Merrill Lynch Asset Management from 1985 to 1987 and Portfolio Manager/Analyst for Wachovia Investment Management from 1982 to 1987.

Robert E. Turner, CFA, joined Turner upon its founding in 1990. He holds the positions of Chairman and Chief Investment Officer and is a Principal at Turner. He manages the technology and telecommunications and producer durables sectors for all of Turner’s stock funds. Prior to joining Turner, Mr. Turner served as Senior Investment Manager for Meridian Investment Company from 1985 to 1990, Portfolio Manager with Integon Corporation from 1983 to 1985, Analyst at McMillon/Eubanks from 1981 to 1983, and Systems Consultant with Andersen Consulting from 1979 to 1981.

Robb J. Parlanti, CFA, joined Turner in 1993. He holds the positions of Senior Portfolio Manager and Security Analyst and is a Principal at Turner. He covers the cyclical sector for all of Turner's stock funds. Prior to joining Turner, Mr. Parlanti worked as an Investment Officer for PNC Bank, N.A., from 1987 to 1993.

The Funds’ Statement of Additional Information dated November 19, 2007, which is incorporated herein by reference, provides additional information about the structure and method of portfolio manager compensation.

C.	Financial Highlights

Shown below are the financial highlights for Class A, Class C, Institutional Class, and Class Z shares of Large Cap Growth Fund and Large Cap Growth Concentrated Fund for the fiscal years ended March 31, 2003-2007 audited by PricewaterhouseCoopers LLP. The “Report of Independent Registered Public Accounting Firm” and financial statements are included in Large Cap Growth Fund’s and Large Cap Growth Concentrated Fund’s annual report to shareholders for the fiscal year ended March 31, 2007. Large Cap Growth Fund’s and Large Cap Growth Concentrated Fund’s annual report to shareholders dated March 31, 2007 is available without charge upon request made to Old Mutual Funds II at the address or telephone number appearing on the cover page of this Prospectus/Proxy Statement.

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	Net Asset Value Beginning of Period	Net Investment Income (Loss) [1]	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †
Old Mutual Large Cap Growth Fund
Class A
2007	$ 22.67	$ (0.14)	$ 0.64	$ 0.50	$ -	$ -	$ -	$ -	$ 23.17	2.21%	$ 169	1.50%	4.49%	(0.61)%	140.62%
2006	$ 19.12	$ (0.15)	$ 3.70	$ 3.55	$ -	$ -	$ -	$ -	$ 22.67	18.57%	$ 65	1.56%	1.57%	(0.70)%	110.59%
2005	$ 19.77	$ (0.14)	$ (0.51)	$ (0.65)	$ -	$ -	$ -	$ -	$ 19.12	(3.29)%	$ 55	1.57%	1.57%	(0.72)%	35.70%
2004 †††	$ 17.45	$ (0.14)	$ 2.46	$ 2.32	$ -	$ -	$ -	$ -	$ 19.77	13.30%	$ 77	1.58%	1.59%	(1.09)%	63.17%

Class C
2007	$ 22.22	$ (0.29)	$ 0.61	$ 0.32	$ -	$ -	$ -	$ -	$ 22.54	1.44%	$ 83	2.25%	7.59%	(1.34)%	140.62%
2006	$ 18.88	$ (0.30)	$ 3.64	$ 3.34	$ -	$ -	$ -	$ -	$ 22.22	17.69%	$ 79	2.31%	2.32%	(1.44)%	110.59%
2005	$ 19.67	$ (0.27)	$ (0.52)	$ (0.79)	$ -	$ -	$ -	$ -	$ 18.88	(4.02)%	$ 67	2.32%	2.32%	(1.40)%	35.70%
2004 †††	$ 17.45	$ (0.23)	$ 2.45	$ 2.22	$ -	$ -	$ -	$ -	$ 19.67	12.72%	$ 56	2.33%	2.34%	(1.83)%	63.17%

Institutional Class
2007 [2]	$ 23.37	$ -	$ 0.03	$ 0.03	$ -	$ -	$ -	$ -	$ 23.40	0.13%	$ -	0.97%	2,554.60%	(0.01)%	140.62%

Class Z
2007	$ 22.82	$ (0.08)	$ 0.64	$ 0.56	$ -	$ -	$ -	$ -	$ 23.38	2.45%	$ 86,240	1.25%	1.43%	(0.34)%	140.62%
2006	$ 19.20	$ (0.10)	$ 3.72	$ 3.62	$ -	$ -	$ -	$ -	$ 22.82	18.85%	$ 111,398	1.31%	1.33%	(0.49)%	110.59%
2005	$ 19.80	$ (0.08)	$ (0.52)	$ (0.60)	$ -	$ -	$ -	$ -	$ 19.20	(3.03)%	$ 143,955	1.32%	1.32%	(0.43)%	35.70%
2004	$ 15.10	$ (0.15)	$ 4.85	$ 4.70	$ -	$ -	$ -	$ -	$ 19.80	31.13%	$ 184,688	1.34%	1.35%	(0.83)%	63.17%
2003	$ 19.67	$ (0.11)	$ (4.46)	$ (4.57)	$ -	$ -	$ -	$ -	$ 15.10	(23.23)%	$ 172,972	1.33%	1.33%	(0.67)%	124.58%

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	Net Asset Value Beginning of Period	Net Investment Income (Loss) [1]	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †
Old Mutual Large Cap Growth Concentrated
Class A
2007	$ 17.66	$ (0.12)	$ 0.57	$ 0.45	$ -	$ -	$ -	$ -	$ 18.11	2.55%	$ 660	1.50%	2.78%	(0.67)%	157.06%
2006	$ 13.97	$ (0.17)	$ 3.86	$ 3.69	$ -	$ -	$ -	$ -	$ 17.66	26.41%	$ 84	1.64%	1.68%	(1.05)%	128.58%
2005	$ 15.10	$ (0.13)	$ (1.00)	$ (1.13)	$ -	$ -	$ -	$ -	$ 13.97	(7.48)%	$ 52	1.71%	1.71%	(0.88)%	41.95%
2004 ††	$ 13.31	$ (0.12)	$ 1.91	$ 1.79	$ -	$ -	$ -	$ -	$ 15.10	13.45%	$ 57	1.70%	1.71%	(1.56)%	73.65%

Class C
2007	$ 17.34	$ (0.25)	$ 0.56	$ 0.31	$ -	$ -	$ -	$ -	$ 17.65	1.79%	$ 226	2.25%	5.00%	(1.45)%	157.06%
2006	$ 13.82	$ (0.29)	$ 3.81	$ 3.52	$ -	$ -	$ -	$ -	$ 17.34	25.47%	$ 110	2.41%	2.44%	(1.84)%	128.58%
2005	$ 15.05	$ (0.24)	$ (0.99)	$ (1.23)	$ -	$ -	$ -	$ -	$ 13.82	(8.17)%	$ 62	2.46%	2.46%	(1.60)%	41.95%
2004 ††	$ 13.31	$ (0.17)	$ 1.91	$ 1.74	$ -	$ -	$ -	$ -	$ 15.05	13.07%	$ 57	2.45%	2.46%	(2.31)%	73.65%

Institutional Class
2007 [2]	$ 18.33	$ (0.01)	$ (0.03)	$ (0.04)	$ -	$ -	$ -	$ -	$ 18.29	(0.22)%	$ -	0.97%	2,564.04%	(0.16)%	157.06%

Class Z
2007	$ 17.78	$ (0.08)	$ 0.58	$ 0.50	$ -	$ -	$ -	$ -	$ 18.28	2.81%	$ 111,341	1.25%	1.51%	(0.44)%	157.06%
2006	$ 14.03	$ (0.14)	$ 3.89	$ 3.75	$ -	$ -	$ -	$ -	$ 17.78	26.73%	$ 140,148	1.41%	1.44%	(0.90)%	128.58%
2005	$ 15.12	$ (0.09)	$ (1.00)	$ (1.09)	$ -	$ -	$ -	$ -	$ 14.03	(7.21)%	$ 153,215	1.46%	1.46%	(0.64)%	41.95%
2004	$ 11.35	$ (0.17)	$ 3.94	$ 3.77	$ -	$ -	$ -	$ -	$ 15.12	33.22%	$ 217,059	1.46%	1.47%	(1.24)%	73.65%
2003	$ 15.15	$ (0.09)	$ (3.71)	$ (3.80)	$ -	$ -	$ -	$ -	$ 11.35	(25.08)%	$ 209,192	1.48%	1.48%	(0.74)%	156.30%

*	Ratios for periods of less than one year have been annualized.
†	For periods less than one year, total return and portfolio turnover rate have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
^

Legal, printing and/or compliance audit expenses relating to the SEC and NYAG examinations and the Civil Litigation described in the "Litigation" section of this prospectus were incurred and the Advisor and/or Liberty Ridge has paid these expenses on behalf of the Trust. Had the Advisor and/or Liberty Ridge not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2007, 2006, 2005 and 2004.

1	Per share calculations were performed using average shares for the period.
2	Class commenced operations on December 20, 2006.

Amounts designated as “—” are either $0 or have been rounded to $0.

27

D.	Additional Information About the Funds

For more information about Old Mutual Funds II, the Large Cap Growth Fund and the Large Cap Growth Concentrated Fund concerning the following topics, please refer to the Funds’ current Prospectus, included as Appendix II: (i) see the “Performance Information”, “Fees and Expenses” and “Performance Example” sections for further information regarding the Large Cap Growth Concentrated Fund’s performance and expenses; (ii) see the “The Investment Advisor and Sub-Advisors” section for further information regarding management of the Large Cap Growth Concentrated Fund; and (iii) see the “Your Investment” section for further information regarding share pricing, purchase and redemption of shares, dividends and distribution arrangements for the shares.

OWNERSHIP OF FUND SHARES

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, owned beneficially or of record 5% or more of the outstanding shares of the Large Cap Growth Fund as of January 1, 2008:

Title of Class	Name and Address	*Amount and Nature of Beneficial Ownership	Percent Record Ownership
Class A	Nationwide Trust Company Columbus, OH 43218-2029	7,620	60.77%
	First Clearing, LLC Greenwood Village, CO 80111-1601	4,409	35.16%
Class C	Merrill Lynch Jacksonville, FL 32246-6484	15,127	95.03%
Institutional Class	Old Mutual Capital, Inc. Denver, Co 80237-2853	13	100%
Class Z	Charles Schwab & Co Inc. Reinvest Account San Francisco, CA 94104-4151	929,383	29.40%
	National Financial Services Corp. FBO Account New York, NY 10281	377,500	11.94%

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

28

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, owned beneficially or of record 5% or more of the outstanding shares of the Large Cap Growth Concentrated Fund as of January 1, 2008:

Title of Class	Name and Address	*Amount and Nature of Beneficial Ownership	Percent Record Ownership
Class C	Merrill Lynch Jacksonville, FL 32246-6484	105,678	67.60%
*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

The beneficial ownership of shares of the Large Cap Growth Fund or the Large Cap Growth Concentrated Fund by trustees and officers of Old Mutual Funds II as a group constituted less than 1% of the outstanding shares of each Fund as of January 1, 2008.

LEGAL MATTERS

Certain legal matters concerning Old Mutual Funds II and its participation in the Merger, the issuance of shares of the Large Cap Growth Concentrated Fund in connection with the Merger and the tax consequences of the Merger will be opined upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, 51st Floor, Philadelphia, PA 19103-7599.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

This Prospectus/Proxy Statement and the related Statement of Additional Information do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual reports that Old Mutual Funds II has filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number for Old Mutual Funds II registration statement containing the current prospectuses and statement of additional information relating to both the Large Cap Growth Fund and the Large Cap Growth Concentrated Fund is Registration No. 2-99810.

Old Mutual Funds II is subject to the informational requirements of the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by Old Mutual Funds II (including the registration statement of Old Mutual Funds II relating to the Large Cap Growth Concentrated Fund on Form N-14 of which this Prospectus/Proxy Statement is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the Public Reference Room maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549. You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F Street N.E. Washington, D.C. 20549.

VOTING INFORMATION

The Large Cap Growth Fund expects to solicit proxies principally by mail, but may also solicit proxies by telephone, facsimile, telegraph or personal interview. Large Cap Growth Fund officers will not receive any additional or special compensation for solicitation activities. The Large Cap Growth Fund also engaged the services of Broadridge Financial Solutions, Inc. (“Broadridge”) to assist in the solicitation of proxies. In all cases where a telephonic proxy is solicited, the Broadridge representative will ask for each shareholder’s full name and address or the zip code or employer identification number and to confirm that the shareholder has received this Prospectus/Proxy Statement and proxy card in the mail. If the shareholder is a corporation or other entity, the Broadridge representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Broadridge, then the Broadridge representative may explain the voting process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on each proposal. Although the Broadridge representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, but he or she may read any recommendation set forth in the Prospectus/Proxy Statement. The telephone solicitor will record the shareholder’s voting instructions on the card. Within 72 hours, the shareholder will be sent a confirming letter or mailgram to confirm his or her vote and asking the shareholder to call Broadridge immediately if his or her instructions are not correctly reflected in the confirmation.

The cost of the solicitation of proxies is anticipated to be approximately $40,000.00. For the Large Cap Growth Fund, this will include expenses incurred in preparing, printing and mailing proxy, prospectus and other materials for the Special Meeting and proxy solicitation costs.

All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions they contain. If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the Plan of Reorganization and in accordance with the Board’s recommendations on other matters. The presence in person or by proxy of one-third of the outstanding shares of Large Cap Growth Fund entitled to vote at the Special Meeting will constitute a quorum.

At the Special Meeting, a quorum being present, approval of the Plan of Reorganization requires the affirmative vote of the lesser of: (a) the affirmative vote of 67% or more of the voting securities of Large Cap Growth Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of Large Cap Growth Fund are present or represented by proxy; or (b) the affirmative vote of more than 50% of the outstanding voting securities of Large Cap Growth Fund. Abstentions and broker non-votes will be counted as shares present at the Special Meeting for quorum purposes but will not be considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against the Plan of Reorganization. Broker non-votes arise from a proxy returned by a broker holding shares for a customer which indicates that the broker has not been authorized by the customer to vote on a proposal. If you return a proxy, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Old Mutual Funds II. In addition, although mere attendance at the Special Meeting will not revoke a proxy, if you attend the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on January 1, 2008 (determined as of the close of business on December 31, 2007 (the “Record Date”), are entitled to vote at the Special Meeting. On the Record Date, there were 12,537.95 Class A shares, 15,917.26 Class C shares, 12.84 Institutional Class shares and 3,160,900.08 Class Z shares of Large Cap Growth Fund outstanding. Each share held entitles a shareholder to one vote for each dollar of net asset value of shares held by the shareholder.

This Prospectus/Proxy Statement and the accompanying proxy will be mailed on or about January 28, 2008.

29

APPENDIX I

TO THE

COMBINED PROSPECTUS AND PROXY STATEMENT

DATED JANUARY 22, 2008

PLAN OF REORGANIZATION

for

OLD MUTUAL LARGE CAP GROWTH FUND

A Series Portfolio of

Old Mutual Funds II

This Plan of Reorganization provides for the reorganization of Old Mutual Large Cap Growth Fund (the "Large Cap Growth Fund"), a series portfolio of Old Mutual Funds II (the "Trust"), into Old Mutual Large Cap Growth Concentrated Fund (the "Large Cap Growth Concentrated Fund"), also a series portfolio of the Trust. The Large Cap Growth Concentrated Fund is sometimes referred to herein as the “Surviving Fund," and the Large Cap Growth Fund is sometimes referred to herein as the "Reclassified Fund." The Surviving Fund and the Reclassified Fund are sometimes collectively referred to herein as the "Funds."

WHEREAS, the Trust is a Delaware statutory trust and a registered investment company under the Investment Company Act of 1940, as amended (the "1940 Act");

WHEREAS, the Funds are each series portfolios of the Trust representing separate series of shares of beneficial interest of the Trust;

WHEREAS, the Funds are authorized to issue an unlimited number of Class A, Class C, Institutional Class, and Class Z shares;

WHEREAS, the Large Cap Growth Concentrated Fund has outstanding Class A, Class C, Institutional Class, and Class Z shares and the Large Cap Growth Fund has outstanding Class A, Class C, Institutional Class, and Class Z shares; and

WHEREAS, the Board of Trustees of the Trust has determined that it would be in the best interests of the Funds' beneficial owners to reorganize the Reclassified Fund by reclassifying the shares of the Large Cap Growth Fund as shares of the Large Cap Growth Concentrated Fund in the manner described below.

NOW, THEREFORE, the Large Cap Growth Fund shall be reorganized into the Large Cap Growth Concentrated Fund on the following terms and conditions.

1. Plan of Reorganization.

(a) Reclassification of Shares. At the Effective Time described in Section 3 below, all of the issued and outstanding Class A, Class C, Institutional Class, and Class Z shares of the Large Cap Growth Fund shall be reclassified and changed into and become

Class A, Class C, Institutional Class, and Class Z shares, respectively, of the Large Cap Growth Concentrated Fund based upon their respective net asset values, and thereafter shall have the attributes of Class A, Class C, Institutional Class, and Class Z shares of the Large Cap Growth Concentrated Fund.

The stock transfer books of the Large Cap Growth Fund will be permanently closed at the Effective Time (described in Section 3 below) and only requests for the redemption of shares of the Large Cap Growth Fund received in proper form prior to the close of trading on the New York Stock Exchange on the date of the Effective Time shall be accepted. Thereafter, redemption requests received by the Large Cap Growth Fund shall be deemed to be redemption requests for the Large Cap Growth Concentrated Fund shares into which such Large Cap Growth Fund shares were reclassified under this Plan of Reorganization.

(b) Attribution of Assets and Liabilities. At the Effective Time described in Section 3 below, the proportionate undivided interest in the assets and liabilities of the Large Cap Growth Fund attributable to its Class A, Class C, Institutional Class, and Class Z shares shall become a part of the proportionate undivided interest in the assets and liabilities of the Large Cap Growth Concentrated Fund attributable to its Class A, Class C, Institutional Class, and Class Z shares, respectively, and any expenses, costs, charges and reserves allocated to the Class A, Class C, Institutional Class, and Class Z shares of the Large Cap Growth Fund immediately prior to the Effective Time shall become expenses, costs, charges and reserves allocated to Class A, Class C, Institutional Class, and Class Z shares, respectively, of the Large Cap Growth Concentrated Fund. The Trust shall instruct its custodian to reflect in the custodian's records for the Large Cap Growth Concentrated Fund the attribution of the assets of the Large Cap Growth Fund in the manner described above.

(c) Beneficial Owner Accounts. At the Effective Time described in Section 3 below, each beneficial owner of record of Class A, Class C, Institutional Class, and Class Z shares of the Large Cap Growth Fund will receive that number of Class A, Class C, Institutional Class, and Class Z shares, respectively, of the Large Cap Growth Concentrated Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A, Class C, Institutional Class, and Class Z shares, respectively, of the Large Cap Growth Fund held by such beneficial owner immediately prior to the Effective Time.

The Trust will establish an open account on the records of the Large Cap Growth Concentrated Fund in the name of each beneficial owner of record of the Large Cap Growth Fund to which will be credited the respective number of shares of the Large Cap Growth Concentrated Fund due such beneficial owner. Fractional shares of the Large Cap Growth Concentrated Fund will be carried to the third decimal place. Certificates representing shares of the Large Cap Growth Concentrated Fund will not be issued. The net asset value of the shares of the Large Cap Growth Fund and the net value of the assets of the Large Cap Growth Concentrated Fund will be determined at the Effective Time in accordance with the policies and procedures of the Trust.

2

2. Termination of Reclassified Fund. Immediately after the Effective Time described in Section 3 below, the Reclassified Fund shall cease to be an investment portfolio of the Trust and the Trust's Board of Trustees hereby authorizes the officers of the Trust to amend Schedule A to the Trust's Agreement and Declaration of Trust and to take any other necessary action to terminate the Reclassified Fund as a separate investment portfolio of the Trust.

3. Effective Time of the Reorganization. The reorganization of the Reclassified Fund contemplated by this Plan of Reorganization shall occur on April __, 2008, at 4:30 p.m. Eastern Standard Time, or such other date and time as the officers of the Trust shall determine (the "Effective Time").

4. Approval of Beneficial Owners. A meeting of the holders of the Large Cap Growth Fund shares shall be duly called and constituted for the purpose of acting upon this Plan of Reorganization and the transactions contemplated herein. Approval by such beneficial owners of this Plan of Reorganization shall authorize the Trust to take the actions required to effect the Plan of Reorganization for the Reclassified Fund.

5. Conditions Precedent. The Trust will consummate the Plan of Reorganization only after satisfaction of each of the following conditions:

(a) All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the Securities and Exchange Commission and state securities commissions, to permit the parties to carry out the transactions contemplated by this Plan of Reorganization shall have been received.

(b) This Plan of Reorganization shall have been approved by the beneficial owners of shares of the Reclassified Fund at a special meeting by the affirmative vote of a “majority of the outstanding voting securities” of the Reclassified Fund, as defined in the 1940 Act. This means the lesser of: (a) the affirmative vote of 67% or more of the voting securities of Reclassified Fund present or represented by proxy at the special meeting, if the holders of more than 50% of the outstanding voting securities of the Reclassified Fund are present or represented by proxy; or (b) the affirmative vote of more than 50% of the outstanding voting securities of Reclassified Fund.

(c) The assets of the Large Cap Growth Fund to be acquired by the Large Cap Growth Concentrated Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Large Cap Growth Fund immediately prior to the reclassification. For purposes of this paragraph 5(c), any assets used by the Large Cap Growth Fund to pay the expenses it incurs in connection with this Plan of Reorganization and to effect all beneficial owner redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the 1940 Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of the Large Cap Growth Fund's business as a portfolio of an open-end management investment company) after the

3

commencement of negotiations regarding the Reorganization shall be included as assets of the Large Cap Growth Fund held immediately prior to the reclassification.

(d) The dividend described in the last sentence of paragraph 6(a)(i) shall have been declared.

(e) The Trust shall have received an opinion of Ballard Spahr Andrews & Ingersoll, LLP ("BSA&I") to the effect that consummation of the transaction contemplated by this Plan of Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code (the "Code"), and that the beneficial owners of the Reclassified Fund will recognize no gain or loss to the extent that they receive shares of the Surviving Fund in exchange for their shares of the Reclassified Fund in accordance with this Plan of Reorganization. In rendering such opinion, BSA&I may request and rely upon representations contained in certificates of officers of the Trust and others, and the officers of the Trust shall use their best efforts to make available such truthful certificates.

(f) The Trust shall have received an opinion of BSA&I, dated as of the Effective Time, addressed to and in form and substance satisfactory to the Trust, to the effect that this Plan of Reorganization has been duly authorized and approved by all requisite action of the Trust and the beneficial owners of the shares of the Reclassified Fund.

At any time prior to the Effective Time, any of the foregoing conditions may be waived by the Trust if, in the judgment of its Board of Trustees, such waiver will not have a material adverse effect on the benefits intended under this Plan of Reorganization for the Reclassified Fund's beneficial owners.

6. Large Cap Growth Fund and Large Cap Growth Concentrated Fund Tax Matters.

(a) Large Cap Growth Fund.

(i) The Large Cap Growth Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Large Cap Growth Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending at the Effective Time. The Large Cap Growth Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of the Large Cap Growth Fund as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of the Large Cap Growth Fund arising by reason of undistributed investment company taxable income or net capital gain, the Large Cap Growth Fund will declare on or prior to the Effective Time to the beneficial owners of the Large Cap Growth Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of the Large Cap Growth Fund's investment

4

company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended March 31, 2008 and for the short taxable year beginning on April 1, 2008 and ending at the Effective Time and (B) all of the Large Cap Growth Fund's net capital gain for the taxable year ended March 31, 2008 and for such short taxable year.

(ii) The Large Cap Growth Fund has timely filed all tax returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the Large Cap Growth Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the Large Cap Growth Fund.

(b) Large Cap Growth Concentrated Fund.

(i) The Large Cap Growth Concentrated Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Large Cap Growth Concentrated Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. The Large Cap Growth Concentrated Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(ii) The Large Cap Growth Concentrated Fund has timely filed all returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the Large Cap Growth Concentrated Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the Large Cap Growth Concentrated Fund.

7. Termination. The Trust may terminate this Plan of Reorganization with the approval of its Board of Trustees at any time prior to the Effective Time, notwithstanding approval thereof by the Reclassified Fund's respective beneficial owners if, in the judgment of the Board of Trustees, proceeding with the Plan of Reorganization would be inadvisable.

8. Further Assurances. The Trust shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

9. Expenses. Each of the Funds shall bear any expenses each incurs in connection with this Plan of Reorganization and the transactions contemplated hereby. Neither Large

5

Cap Growth Fund nor Large Cap Growth Concentrated Fund (nor any Person related to Large Cap Growth Fund or Large Cap Growth Concentrated Fund) will pay or assume any expenses of the Large Cap Growth Fund Shareholders (including, but not limited to, any expenses of Large Cap Growth Fund Shareholders that are solely and directly related to the Reorganization).

This Plan of Reorganization was approved and adopted by the Board of Trustees of the Trust on December 18, 2007.

6

APPENDIX II

TO THE

COMBINDED PROSPECTUS AND PROXY STATEMENT

DATED JANUARY 22, 2008

Relating to the Acquisition of Assets of

OLD MUTUAL LARGE CAP GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of

OLD MUTUAL LARGE CAP GROWTH CONCENTRATED FUND

Old Mutual Funds II Class A and Class C Prospectus dated June 4, 2007 and Old Mutual Funds II Class Z and Institutional Class Prospectus dated June 4, 2007 (filed June 1, 2007):

http://www.sec.gov/Archives/edgar/data/775180/000077518007000069/0000775180-07-000069-index.htm

Supplements to the Old Mutual Funds II Prospectuses:

July 3, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000084/0000775180-07-000084-index.htm

July 17, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000086/0000775180-07-000086-index.htm

August 2, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000088/0000775180-07-000088-index.htm

August 23, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000095/0000775180-07-000095-index.htm

October 1, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000107/0000775180-07-000107-index.htm

10/22/2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000110/0000775180-07-000110-index.htm

October 22, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000112/0000775180-07-000112-index.htm

December 7, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000128/0000775180-07-000128-index.htm

December 14, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000130/0000775180-07-000130-index.htm

December 21, 2007:

Class Z and Institutional Class:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000132/0000775180-07-000132-index.htm

Class A and Class C:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000134/0000775180-07-000134-index.htm

OLD MUTUAL LARGE CAP GROWTH FUND

OLD MUTUAL LARGE CAP FUND

each a series portfolios of

Old Mutual Funds II

4643 South Ulster Street, Suite 600

Denver, Colorado 80237

1-888-772-2888

STATEMENT OF ADDITIONAL INFORMATION

Special Meeting of Shareholders of:

Old Mutual Large Cap Growth Fund

Old Mutual Large Cap Fund

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with each of the Combined Proxy Statements and Prospectuses dated January 22, 2008 of Old Mutual Funds II (the “Trust”) for use in connection with the Special Meetings of Shareholders (the “Special Meetings”) of Old Mutual Large Cap Growth Fund and Old Mutual Large Cap Fund to be held on April 22, 2008. At the Special Meeting, shareholders will be asked to approve the reorganizations as described in the Combined Proxy Statements and Prospectuses. Copies of the Combined Proxy Statements and Prospectuses may be obtained at no charge by writing the Trust at the address shown above or by calling 1-888-772-2888. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statements and Prospectuses.

ADDITIONAL INFORMATION ABOUT OLD MUTUAL

LARGE CAP GROWTH FUND, OLD MUTUAL LARGE

CAP GROWTH CONCENTRATED FUND, OLD MUTUAL

LARGE CAP FUND, AND OLD MUTUAL FOCUSED FUND.............................	S-1

FINANCIAL STATEMENTS.....................................................................	S-1

PRO FORMA FINANCIAL STATEMENTS...................................................	S-2

APPENDIX I	Old Mutual Funds II Statement of Additional Information
APPENDIX II	Old Mutual Funds II Annual Report to Shareholders
APPENDIX III	Old Mutual Funds II Semi-Annual Report to Shareholders
APPENDIX IV	Pro Forma Financial Statements

ADDITIONAL INFORMATION ABOUT OLD MUTUAL LARGE CAP GROWTH FUND, OLD MUTUAL LARGE CAP GROWTH CONCENTRATED FUND, OLD MUTUAL LARGE CAP FUND, AND OLD MUTUAL FOCUSED FUND

This SAI incorporates by reference the Statement of Additional Information to the prospectus for Class A, Class C, Institutional Class, and Class Z shares of the Trust dated November 19, 2007, as supplemented, and attached hereto as Appendix I.

FINANCIAL STATEMENTS

This SAI incorporates by reference the Trust’s Annual Report to Shareholders dated March 31, 2007, and attached hereto as Appendix II.

S-1

This SAI incorporates by reference the Trust’s Semi-Annual Report to Shareholders dated September 30, 2007, and attached hereto as Appendix III.

PRO FORMA FINANCIAL STATEMENTS

The pro forma financial statements for each of Old Mutual Large Cap Growth Concentrated Fund and Old Mutual Focused Fund are attached hereto as Appendix IV.

The date of this SAI to the Combined Proxy Statement and Prospectus is January 22, 2008.

S-2

APPENDIX I

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 22, 2008

Relating to the Acquisition of Assets of

OLD MUTUAL LARGE CAP GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of

OLD MUTUAL LARGE CAP GROWTH CONCENTRATED FUND

AND

Relating to the Acquisition of Assets of

OLD MUTUAL LARGE CAP FUND

By and In Exchange for Shares of Beneficial Interest of

OLD MUTUAL FOCUSED FUND

Old Mutual Funds II Statement of Additional Information dated November 19, 2007 (filed November 15, 2007):

http://www.sec.gov/Archives/edgar/data/775180/000077518007000116/0000775180-07-000116-index.htm

Supplement to Old Mutual Funds Statement of Additional Information dated December 7, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000128/0000775180-07-000128-index.htm

Supplement to Old Mutual Funds Statement of Additional Information dated December 14, 2007:

http://www.sec.gov/Archives/edgar/data/775180/000077518007000130/0000775180-07-000130-index.htm

APPENDIX II

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 22, 2008

Relating to the Acquisition of Assets of

OLD MUTUAL LARGE CAP GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of

OLD MUTUAL LARGE CAP GROWTH CONCENTRATED FUND

AND

Relating to the Acquisition of Assets of

OLD MUTUAL LARGE CAP FUND

By and In Exchange for Shares of Beneficial Interest of

OLD MUTUAL FOCUSED FUND

Old Mutual Funds II Annual Report (N-CSR) dated March 31, 2007 (filed June 8, 2007):

http://www.sec.gov/Archives/edgar/data/775180/000077518007000071/0000775180-07-000071-index.htm

APPENDIX III

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 22, 2008

Relating to the Acquisition of Assets of

OLD MUTUAL LARGE CAP GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of

OLD MUTUAL LARGE CAP GROWTH CONCENTRATED FUND

AND

Relating to the Acquisition of Assets of

OLD MUTUAL LARGE CAP FUND

By and In Exchange for Shares of Beneficial Interest of

OLD MUTUAL FOCUSED FUND

Old Mutual Funds II Semi-Annual Report (N-CSRS) dated September 30, 2007 (filed December 7, 2007):

http://www.sec.gov/Archives/edgar/data/775180/000077518007000127/0000775180-07-000127-index.htm

APPENDIX IV

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 22, 2008

Relating to the Acquisition of Assets of

OLD MUTUAL LARGE CAP GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of

OLD MUTUAL LARGE CAP GROWTH CONCENTRATED FUND

AND

Relating to the Acquisition of Assets of

OLD MUTUAL LARGE CAP FUND

By and In Exchange for Shares of Beneficial Interest of

OLD MUTUAL FOCUSED FUND

Pro Forma Schedule of Investments
As of September 30, 2007 (Unaudited)	Shares			Value (000)

		Old Mutual	Pro Forma		Old Mutual	Pro Forma
	Old Mutual	Large Cap Growth	Old Mutual	Old Mutual	Large Cap Growth	Old Mutual
	Large Cap	Concentrated	Large Cap Growth	Large Cap	Concentrated	Large Cap Growth
Description	Growth Fund	Fund	Concentrated Fund	Growth Fund	Fund	Concentrated Fund
Common Stock — 97.9%
Aerospace/Defense — 0.3%
Boeing	6,500	-	6,500	$682	$ -	$682
Total Aerospace/Defense						682

Agricultural Chemicals — 2.7%
Monsanto	20,580	44,930	65,510	1,765	3,852	5,617
Total Agricultural Chemicals						5,617

Agricultural Operations — 1.3%
Bunge	3,250	20,980	24,230	349	2,254	2,603

Total Agricultural Operations						2,603

Apparel Manufacturers — 1.6%
Coach*	9,760	30,030	39,790	461	1,420	1,881
Guess?	7,120	23,260	30,380	349	1,140	1,489
Total Apparel Manufacturers						3,370

Applications Software — 1.3%
Microsoft	37,400	45,500	82,900	1,102	1,340	2,442
Salesforce.com*	5,300	-	5,300	272	-	272
Total Applications Software						2,714

Athletic Footwear — 0.2%
Nike, Cl B	8,360	-	8,360	490	-	490
Total Athletic Footwear						490

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls	2,650	-	2,650	313	-	313
Total Auto/Truck Parts & Equipment-Original						313

Beverages-Non-Alcoholic — 3.1%
Coca-Cola	19,720	-	19,720	1,133	-	1,133
Hansen Natural*	6,490	-	6,490	368	-	368
PepsiCo	22,510	48,150	70,660	1,649	3,528	5,177
Total Beverages-Non-Alcoholic						6,678

Cable TV — 1.0%
Comcast, Cl A*	16,970	39,500	56,470	411	955	1,366
Rodgers Communications, Cl B	14,260	-	14,260	649	-	649
Total Cable TV						2,015

Casino Hotels — 1.1%
Las Vegas Sands*	4,240	9,050	13,290	566	1,207	1,773
Wynn Resorts	3,200	-	3,200	504	-	504
Total Casino Hotels						2,277

Casino Services — 1.1%

International Game Technology	16,450	37,200	53,650	709	1,603	2,312
Total Casino Services						2,312

Cellular Telecommunications — 3.5%
America Movil, Ser L ADR	18,140	-	18,140	1,161	-	1,161
China Mobile ADR	7,300	25,750	33,050	599	2,113	2,712
NII Holdings*	11,980	31,880	43,860	984	2,619	3,603
Total Cellular Telecommunications						7,476

Coal — 0.4%
Consol Energy	15,730	-	15,730	733	-	733
Total Coal						733

Computer Services — 0.9%
Cognizant Technology Solutions, Cl A*	5,460	18,600	24,060	436	1,484	1,920
Total Computer Services						1,920

Computers — 4.9%
Apple*	11,650	22,990	34,640	1,789	3,530	5,319
Hewlett-Packard	13,500	22,200	35,700	672	1,105	1,777
International Business Machines	9,720	12,800	22,520	1,145	1,508	2,653
Research In Motion*	4,360	-	4,360	430	-	430
Total Computers						10,179

Consulting Services — 1.0%
Accenture, Cl A	21,200	29,400	50,600	853	1,183	2,036
Total Consulting Services						2,036

Cosmetics & Toiletries — 1.3%
Avon Products	11,880	-	11,880	446	-	446
Procter & Gamble	13,900	17,700	31,600	978	1,245	2,223
Total Cosmetics & Toiletries						2,669

Data Processing/Management — 2.3%
Fiserv*	17,600	21,500	39,100	895	1,094	1,989
MasterCard, Cl A	4,930	10,510	15,440	730	1,555	2,285
Paychex	12,250	-	12,250	502	-	502

Total Data Processing/Management						4,776

Disposable Medical Products — 0.3%
C.R. Bard	7,200	-	7,200	635	-	635
Total Disposable Medical Products						635

Diversified Manufacturing Operations — 5.5%
Danaher	6,300	19,600	25,900	521	1,621	2,142
General Electric	56,515	92,800	149,315	2,340	3,842	6,182
Illinois Tool Works	14,300	33,400	47,700	853	1,992	2,845
Roper Industries	6,190	-	6,190	405	-	405
Total Diversified Manufacturing Operations						11,574

E-Commerce/Products — 0.3%
Amazon.com*	5,750	-	5,750	536	-	536
Total E-Commerce/Products						536

E-Commerce/Services — 1.3%
eBay*	22,600	37,200	59,800	882	1,452	2,334
Expedia*	10,360	-	10,360	330	-	330
Total E-Commerce/Services						2,664

Electric Products-Miscellaneous — 0.2%
Emerson Electric	8,600	-	8,600	458	-	458
Total Electric Products-Miscellaneous						458

Electronic Components-Semiconductors — 5.3%
Altera	26,200	-	26,200	631	-	631
Broadcom, Cl A*	14,860	40,750	55,610	542	1,485	2,027
Intel	86,120	135,620	221,740	2,227	3,507	5,734
Texas Instruments	25,800	46,900	72,700	944	1,716	2,660
Total Electronic Components-Semiconductors						11,052

Energy-Alternate Sources — 1.4%
Sunpower, Cl A*	6,040	29,130	35,170	500	2,413	2,913
Total Energy-Alternate Sources						2,913

Engineering/R&D Services — 2.8%
ABB ADR	19,100	-	19,100	501	-	501
Jacobs Engineering Group*	13,800	37,200	51,000	1,043	2,811	3,854
McDermott International*	9,000	17,800	26,800	487	963	1,450
Total Engineering/R&D Services						5,805

Entertainment Software — 0.8%
Electronic Arts*	13,150	16,900	30,050	736	946	1,682
Total Entertainment Software						1,682

Fiduciary Banks — 0.5%
Northern Trust	4,770	-	4,770	316	-	316
State Street	11,730	-	11,730	800	-	800
Total Fiduciary Banks						1,116

Finance-Credit Card — 1.2%
American Express	14,150	28,140	42,290	840	1,671	2,511
Total Finance-Credit Card						2,511

Finance-Investment Banker/Broker — 3.0%
Charles Schwab	35,530	-	35,530	767	-	767
Goldman Sachs Group	4,530	7,550	12,080	982	1,637	2,619
Merrill Lynch	7,910	-	7,910	564	-	564
Morgan Stanley	10,290	27,100	37,390	648	1,707	2,355
Total Finance-Investment Banker/Broker						6,305

Finance-Other Services — 4.1%
CME Group	1,985	4,150	6,135	1,166	2,437	3,603
IntercontinentalExchange*	5,730	10,800	16,530	870	1,641	2,511
Nymex Holdings	6,400	12,260	18,660	833	1,596	2,429
Total Finance-Other Services						8,543

Hotels & Motels — 1.2%
Marriott International, Cl A	13,800	43,600	57,400	600	1,895	2,495
Total Hotels & Motels						2,495

Independent Power Producer — 0.2%

NRG Energy*	7,960	-	7,960	337	-	337
Total Independent Power Producer						337

Industrial Automation/Robot — 0.5%
Rockwell Automation	14,200	-	14,200	987	-	987
Total Industrial Automation/Robot						987

Industrial Gases — 1.0%
Praxair	10,670	13,500	24,170	894	1,131	2,025
Total Industrial Gases						2,025

Instruments-Scientific — 0.2%
Thermo Fisher Scientific*	8,960	-	8,960	517	-	517
Total Instruments-Scientific						517

Internet Infrastructure Software — 0.1%
F5 Networks*	7,460	-	7,460	277	-	277
Total Internet Infrastructure Software						277

Internet Security — 0.2%
VeriSign*	10,390	-	10,390	351	-	351
Total Internet Security						351

Investment Management/Advisory Services — 3.3%
Franklin Resources	10,640	26,570	37,210	1,357	3,387	4,744
T Rowe Price Group	27,070	12,600	39,670	1,507	702	2,209
Total Investment Management/Advisory Services						6,953

Life/Health Insurance — 0.5%
Aflac	16,500	-	16,500	941	-	941
Total Life/Health Insurance						941

Machinery-Construction & Mining — 0.2%
Terex*	4,800	-	4,800	427	-	427
Total Machinery-Construction & Mining						427

Machinery-Farm — 1.0%

Deere	3,930	10,250	14,180	583	1,521	2,104
Total Machinery-Farm						2,104

Medical Instruments — 0.4%
Intuitive Surgical*	860	-	860	198	-	198
St. Jude Medical*	14,870	-	14,870	655	-	655
Total Medical Instruments						853

Medical Products — 3.9%
Baxter International	12,410	42,660	55,070	698	2,401	3,099
Becton Dickinson	11,300	18,500	29,800	927	1,518	2,445
Johnson & Johnson	13,940	17,400	31,340	916	1,143	2,059
Stryker	7,400	-	7,400	509	-	509
Total Medical Products						8,112

Medical-Biomedical/Genetic — 1.4%
Amgen*	15,700	20,200	35,900	888	1,143	2,031
Celgene*	6,740	-	6,740	481	-	481
Genentech*	5,460	-	5,460	426	-	426
Total Medical-Biomedical/Genetic						2,938

Medical-Drugs — 3.0%
Abbott Laboratories	14,900	28,800	43,700	799	1,544	2,343
Allergan	8,450	35,080	43,530	545	2,262	2,807
Schering-Plough	19,580	-	19,580	619	-	619
Shire ADR	6,010	-	6,010	445	-	445
Total Medical-Drugs						6,214

Medical-HMO — 1.0%
Aetna	18,100	22,000	40,100	982	1,194	2,176
Total Medical-HMO						2,176

Metal Processors & Fabricators — 0.3%
Precision Castparts	4,150	-	4,150	614	-	614
Total Metal Processors & Fabricators						614

Multi-Line Insurance — 0.7%

American International Group	5,900	15,100	21,000	399	1,022	1,421
Total Multi-Line Insurance						1,421

Networking Products — 3.7%
Cisco Systems*	89,660	143,370	233,030	2,969	4,747	7,716
Total Networking Products						7,716

Oil Companies-Exploration & Production — 1.5%
Southwestern Energy*	7,850	-	7,850	328	-	328
XTO Energy	12,980	32,500	45,480	803	2,010	2,813
Total Oil Companies-Exploration & Production						3,141

Oil Companies-Integrated — 0.3%
Marathon Oil	9,650	-	9,650	550	-	550
Total Oil Companies-Integrated						550

Oil Field Machinery & Equipment — 1.0%
Cameron International*	15,530	-	15,530	1,433	-	1,433
National Oilwell Varco*	4,000	-	4,000	578	-	578
Total Oil Field Machinery & Equipment						2,011

Oil-Field Services — 4.5%
Halliburton	20,600	46,400	67,000	791	1,782	2,573
Schlumberger	13,220	34,190	47,410	1,388	3,590	4,978
Smith International	10,900	14,000	24,900	778	999	1,777
Total Oil-Field Services						9,328

Pharmacy Services — 0.2%
Medco Health Solutions*	5,380	-	5,380	486	-	486
Total Pharmacy Services						486

Pipelines — 0.4%
Williams	23,040	-	23,040	785	-	785
Total Pipelines						785

Retail-Computer Equipment — 0.2%
GameStop, Cl A*	6,030	-	6,030	340	-	340

Total Retail-Computer Equipment						340

Retail-Discount — 0.1%
Target	4,810	-	4,810	306	-	306
Total Retail-Discount						306

Retail-Drug Store — 1.6%
CVS Caremark	26,890	-	26,890	1,066	-	1,066
Walgreen	14,900	31,400	46,300	704	1,483	2,187
Total Retail-Drug Store						3,253

Retail-Jewelry — 0.8%
Tiffany	11,700	21,700	33,400	613	1,136	1,749
Total Retail-Jewelry						1,749

Retail-Restaurants — 0.3%
McDonald’s	12,300	-	12,300	670	-	670
Total Retail-Restaurants						670

Rubber-Tires — 0.2%
Goodyear Tire & Rubber*	12,770	-	12,770	388	-	388
Total Rubber-Tires						388

Semiconductor Equipment — 1.4%
Applied Materials	24,910	88,670	113,580	516	1,836	2,352
Kla-Tencor	11,030	-	11,030	615	-	615
Total Semiconductor Equipment						2,967

Software Tools — 0.2%
VMware, Cl A*	4,150	-	4,150	353	-	353
Total Software Tools						353

Steel-Producers — 0.2%
Nucor	5,780	-	5,780	344	-	344
Total Steel-Producers						344

Telecommunications Equipment-Fiber Optics — 0.5%

Corning	-	44,300	44,300	-	1,092	1,092
Total Telecommunications Equipment-Fiber Optics						1,092

Therapeutics — 1.5%
Gilead Sciences*	16,950	57,650	74,600	693	2,356	3,049
Total Therapeutics						3,049

Transactional Software — 0.1%
VeriFone Holdings*	4,430	-	4,430	196	-	196
Total Transactional Software						196

Transport-Services — 1.0%
CH Robinson Worldwide	9,540	27,450	36,990	518	1,490	2,008
Total Transport-Services						2,008

Web Portals/ISP — 3.5%
Google, Cl A*	4,050	8,865	12,915	2,297	5,029	7,326
Total Web Portals/ISP						7,326

Wireless Equipment — 0.7%
Nokia ADR	11,350	-	11,350	430	-	430
Qualcomm	22,400	-	22,400	947	-	947
Total Wireless Equipment						1,377

Total Common Stock (Cost $162,772)				87,246	116,585	203,831

Money Market Fund — 1.9%
Evergreen Select Money Market Fund
Institutional Class, 5.250% (D)	1,739,135	2,141,359	3,880,494	1,739	2,141	3,880
Total Money Market Fund (Cost $3,880)						3,880

Total Investments — 99.8% (Cost $166,652)				88,985	118,726	207,711
Other Assets and Liabilities, Net — 0.2%				773	(327)	446
Total Net Assets — 100.0%				$89,758	$118,399	$208,157

* Non-income producing security.
(D) — The rate reported represents the 7-day effective yield as of September 30, 2007.

ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
Ser — Series

Cost figures are shown with "000's" omitted.
Amounts designated as "-" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the pro forma financial statements.

Pro Forma Statement of Assets and Liabilities (000, excluding shares)
As of September 30, 2007 (Unaudited)					Pro Forma
		Old Mutual			Old Mutual
	Old Mutual	Large Cap Growth			Large Cap Growth
	Large Cap Growth Fund	Concentrated Fund	Adjustment		Concentrated Fund
Assets
Investment Securities, at cost	$70,964	$95,688			$166,652
Investment Securities, at value	$88,985	$118,726			$207,711
Receivable for Capital Shares Sold	837	135			972
Receivable for Investment Securities Sold	231	266			497
Receivable for Dividends and Interest	64	97			161
Receivable from Investment Advisor	28	49	77	(2)	77
Prepaid Expenses	53	47			100
Total Assets	90,198	119,320	77		209,518
Liabilities
Payable for Management Fees	60	84			144
Payable for Capital Shares Redeemed	70	24			94
Payable for Investment Securities Purchased	190	622			812
Payable for Trustee Fees	2	2			4
Payable for Website Fees	1	2			3
Payable for Distribution & Service Fees	—	—			—
Accrued Expenses	117	187	77	(2)	304
Total Liabilities	440	921	77		1,361
Net Assets	$89,758	$118,399	—		$208,157
Net Assets:
Paid-in Capital†	$202,291	$384,456			$586,747
Undistributed (Distributions in Excess of) Net Investment Income/
(Accumulated Net Investment Loss)	(104)	(189)			(293)
Accumulated Net Realized Gain (Loss) on Investments	(130,450)	(288,906)			(419,356)
Unrealized Appreciation on Investments	18,021	23,038			41,059
Net Assets	$89,758	$118,399			$208,157
Net Assets — Class Z	$89,536	$116,091			$205,627
Net Assets — Class A	215	1,012			1,227
Net Assets — Class C	7	1,296			1,303
Net Assets — Class R	—	—			—
Net Assets — Institutional Class	—	—			—
Outstanding shares of beneficial interest — Class Z	3,318,065	5,364,662	819,434	(1)	9,502,161
Outstanding shares of beneficial interest — Class A	8,031	47,237	1,983	(1)	57,251

Outstanding shares of beneficial interest — Class C	283	62,313	70	(1)	62,666
Outstanding shares of beneficial interest — Class R	13	16	3	(1)	32
Outstanding shares of beneficial interest — Institutional Class	13	16	3	(1)	32
Net Asset Value, Offering and Redemption Price Per Share — Class Z*	$26.98	$21.64			$21.64
Net Asset Value and Redemption Price Per Share — Class A*	$26.71	$21.42			$21.42
Maximum Offering Price Price Per Share — Class A (Net Asset Value/94.25%)	$28.34	$22.73			$22.73
Net Asset Value and Offering Price Per Share — Class C††*	$25.88	$20.79			$20.79
Net Asset Value, Offering and Redemption Price Per Share — Class R*	$26.79	$21.49			$21.49
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class*	$27.02	$21.66			$21.66

† Par Value of $0.001, unlimited authorization.
†† Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund’s prospectus.
* Net assets divided by shares may not calculate to the stated NAV because these amounts are shown rounded.
(1) Reflects new shares issued (calculation equals Class Net Assets/Net Asset Value per Share).
(2) Reflects increase in accrued expenses and receivable from the Investment Advisor for merger related costs to be incurred by each Fund, subject to applicable expense limitations (See Note 5).

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Pro Forma Statement of Operations (000)					Pro Forma
For the twelve-month period ended September 30, 2007 (Unaudited)			Old Mutual		Old Mutual
	Old Mutual	Large Cap Growth			Large Cap Growth
	Large Cap Growth Fund	Concentrated Fund	Adjustment		Concentrated Fund
Investment Income:
Dividends	$825	$936			$1,761
Interest	35	42			77
Less: Foreign Taxes Withheld	(6)	(14)			(20)
Total Investment Income	854	964			1,818
Expenses:
Management Fees	755	1,038	(57)	(2)	1,736
Website Fees	5	7			12
Transfer Agent Fees	335	477	(34)	(3)	778
Trustees’ Fees	13	16			29
Distribution and Service Fees
Advisor Class	1	-			1
Class A	-	2			2
Class C	1	3			4
Class R	-	-			-
Professional Fees	77	98	(38)	(3)	137
Registration and SEC Fees	56	46	(52)	(3)	50
Custodian Fees	29	16	(23)	(3)	22
Printing Fees	70	136	(14)	(3)	192
Pricing Fees	2	3	(2)	(3)	3
Other Expenses	23	30	(5)	(3)	48
Total Expenses	1,367	1,872	(225)		3,014
Net Waiver of Management Fees	247	411	(232)	(4)	426
Expense Reduction (1)	8	15			23
Net Expenses	1,112	1,446	7		2,565
Net Investment (Loss)	(258)	(482)	(7)		(747)
Net Realized Gain from
Security Transactions	8,893	12,708			21,601
Net Change in Unrealized Appreciation
on Investments	9,929	15,184			25,113
Net Realized and Unrealized Gain
on Investments	18,822	27,892			46,714
Increase (Decrease) in Net Assets
Resulting from Operations	$18,564	$27,410	($7)		$45,967

(1) All expense reductions are for transfer agent expenses.
(2) Reflects reduction in management fee at the time of merger.
(3) Reflects adjustment in expenses due to elimination of duplicative services.
(4) Reflects adjustment in waiver of management fees due to the reduction in total expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Notes to Pro Forma Financial Statements

As of September 30, 2007 (Unaudited)

Note 1 – Plan of Reorganization

On December 18, 2007, the Board of Trustees of Old Mutual Funds II (the “Trust”) approved a Plan of Reorganization (the “Plan”) and authorized the submission of the Plan to shareholders for approval. If the Plan is approved by shareholders, Old Mutual Large Cap Growth Fund (the “Selling Fund” or “Large Cap Growth Fund”) will reorganize into Old Mutual Large Cap Growth Concentrated Fund (the “Acquiring Fund” or “Large Cap Growth Concentrated Fund” and together with the Large Cap Growth Fund, the “Funds”) (the “Merger”). The Large Cap Growth Concentrated Fund will acquire all of the assets of Large Cap Growth Fund (subject to any existing liabilities), in exchange for a number of shares of the Large Cap Growth Concentrated Fund equal in value to the net assets of the Large Cap Growth Fund at the time of the Merger. The Merger will be accounted for as a tax-free reorganization of investment companies.

The accompanying unaudited pro forma schedule of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of the Large Cap Growth Fund and Large Cap Growth Concentrated Fund (each a “Fund”), which are included in their respective annual reports dated March 31, 2007 and incorporated by reference in the Statement of Additional Information dated November 19, 2007.

Note 2 - Security Valuation

Both Large Cap Growth Fund and Large Cap Growth Concentrated Fund adhere to the following security valuation policy. Investment securities of the Funds, including securities sold short, that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter (“OTC”) (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (the “Valuation Time”) or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available, are valued in accordance with the Fair Value Procedures established by the Board of Trustees of the Trust (the “Board”). The Funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to fair valued securities for purposes of calculating a Fund’s net asset value (“NAV”). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over the counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued based upon quotations from the principal market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board believes accurately reflects fair value. Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Fund’s investment advisor, Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Advisor”) determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs.

Note 3 – Capital Share Transactions

The unaudited pro forma net asset value per share assumes additional shares of the Acquiring Fund issued in connection with the proposed acquisition of the Selling Fund as of September 30, 2007. The number of additional shares issued was calculated by dividing the value of the assets, net of liabilities, of the Selling Fund by the net asset value per share of the Acquiring Fund.

Note 4 – Unaudited Pro Forma Adjustments

The accompanying unaudited pro forma financial statements reflect changes in Fund shares as if the Merger had taken place on September 30, 2007 and include expenses attributable to Advisor Class shares, which are no longer offered by either Fund. The Selling Fund’s expenses were adjusted assuming the Acquiring Fund’s fee and expense structure was in effect for the twelve month period ended September 30, 2007 and for estimated reductions due to the elimination of duplicate expenses. No adjustments to securities positions were required to present the pro forma financial statements.

Note 5 – Merger Costs

Each of the Funds shall bear any expenses each incurs in connection with the Plan and the transactions contemplated hereby, subject to applicable expense limitations. Costs associated with the merger generally include printing and mailing costs, solicitation costs, legal costs and costs paid to the Funds’ independent registered public accounting firm. All merger costs will be allocated to the Funds on the basis of relative net assets.

Note 6 – Federal Income Taxes

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

The Large Cap Growth Fund has capital loss carryforwards available to offset future capital gains of approximately $133,282,795 as of September 30, 2007.  Absent realized capital gain net income, approximately $59,987,000 and $73,296,000 of these capital loss carryforwards will expire in the fiscal years ending March 31, 2010 and March 31, 2011 respectively.  Under Section 381 of the Code, the Large Cap Growth Concentrated Fund will succeed to the capital loss carryforwards of the Large Cap Growth Fund if, as described above, the transfer of the assets of the Large Cap Growth Fund to the Large Cap Growth Concentrated Fund qualifies as a “reorganization” under Section 368(a) of the Code.  However, because of limitations imposed under Section 382 of the Code, the Large Cap Growth Concentrated Fund will not be able to utilize approximately $121,596,303 of such capital loss carryforwards prior to their expiration if the Reorganization is consummated, except to the extent such carryforwards may be used to offset built-in gain in the former assets of the Large Cap Growth Fund that is recognized prior to the fifth anniversary of the Merger.

The Large Cap Growth Concentrated Fund has capital loss carryforwards available to offset future capital gains of approximately $294,638,987 as of September 30, 2007.  Absent realized capital gain net income, approximately $189,242,000 and $105,397,000 of these capital loss carryforwards will expire in the fiscal years ending March 31, 2011 and March 31, 2012 respectively.  No additional limitation will be imposed on the utilization of these capital loss carryforwards by the Large Cap Growth Concentrated Fund if the Reorganization is consummated, except that such carryforwards may not be used to offset built-in gain in the former assets of the Large Cap Growth Fund that is recognized prior to the fifth anniversary of the Merger.

Note 7 – Litigation

In June 2004, sub-advisor Liberty Ridge Capital, Inc. (“Liberty Ridge”) [formerly known as Pilgrim Baxter & Associates, Ltd. (“PBA”)], reached settlement agreements with respect to the market timing and selective disclosure actions filed by the Securities and Exchange Commission (“SEC”) and New York Attorney General (“NYAG”). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust’s Statement of Additional Information are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate its management of the Funds. In this event, the Board would be required to seek new investment management of the Funds sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the “MDL Court”), PBHG Funds (now known as Old Mutual Advisor Funds II), Liberty Ridge, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust’s Statement of Additional Information. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in, or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment advisor, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds’ 12b-1 Plan.

On August 30, 2005, the State of West Virginia Securities Division (the “WV Securities Division”) entered a cease and desist order (the “Order” and, together with the Civil Litigation, the “Litigation”) against PBA. The Trust was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of the Trust’s disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the Trust. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code §§ 32-1-101, et seq.) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the Statement of Additional Information.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment advisor to the Funds. However, neither Liberty Ridge nor Old Mutual Capital are currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Funds.

Pro Forma Schedule of Investments
As of September 30, 2007 (Unaudited)	Shares			Value (000)

			Pro Forma			Pro Forma
	Old Mutual	Old Mutual	Old Mutual	Old Mutual	Old Mutual	Old Mutual
Description	Large Cap Fund	Focused Fund	Focused Fund	Large Cap Fund	Focused Fund	Focused Fund
Common Stock — 97.5%
Applications Software — 5.7%
Microsoft	134,310	76,310	210,620	$ 3,957	$2,248	$6,205
Total Applications Software						6,205

Beverages-Non-Alcoholic — 1.2%
Coca-Cola	14,860	8,510	23,370	854	489	1,343
Total Beverages-Non-Alcoholic						1,343

Cable TV — 5.4%
Comcast, Special Cl A*	140,340	45,305	185,645	3,363	1,085	4,448
Time Warner Cable, Cl A*	44,300	-	44,300	1,453	-	1,453
Total Cable TV						5,901

Chemicals-Diversified — 1.9%
E.I. du Pont de Nemours	31,740	9,760	41,500	1,573	484	2,057
Total Chemicals-Diversified						2,057

Computers — 1.4%
Dell*	40,170	14,630	54,800	1,109	404	1,513
Total Computers						1,513

Computers-Memory Devices — 2.7%
EMC*	97,820	44,500	142,320	2,035	926	2,961
Total Computers-Memory Devices						2,961

Data Processing/Management — 1.9%
Automatic Data Processing	34,000	10,960	44,960	1,562	503	2,065
Total Data Processing/Management						2,065

Diversified Manufacturing Operations — 10.0%
3M	24,980	9,960	34,940	2,337	932	3,269

Dover	-	20,260	20,260	-	1,032	1,032
General Electric	103,640	58,290	161,930	4,291	2,413	6,704
Total Diversified Manufacturing Operations						11,005

Electronic Components-Miscellaneous — 0.5%
Tyco Electronics*	14,975	-	14,975	530	-	530
Total Electronic Components-Miscellaneous						530

Fiduciary Banks — 2.5%
State Street	29,390	10,390	39,780	2,003	708	2,711
Total Fiduciary Banks						2,711

Finance-Mortgage Loan/Banker — 2.0%
Freddie Mac	27,640	9,260	36,900	1,631	546	2,177
Total Finance-Mortgage Loan/Banker						2,177

Insurance Brokers — 1.5%
Marsh & McLennan	48,420	16,190	64,610	1,235	413	1,648
Total Insurance Brokers						1,648

Internet Security — 2.3%
Symantec*	86,677	40,631	127,308	1,680	787	2,467
Total Internet Security						2,467

Life/Health Insurance — 1.5%
Aflac	29,400	-	29,400	1,677	-	1,677
Total Life/Health Insurance						1,677

Medical Instruments — 2.3%
Medtronic	30,060	15,150	45,210	1,696	855	2,551
Total Medical Instruments						2,551

Medical-Biomedical/Genetic — 1.7%
Amgen*	32,600	-	32,600	1,844	-	1,844
Total Medical-Biomedical/Genetic						1,844

Medical-Drugs — 7.2%

Pfizer	148,140	53,920	202,060	3,619	1,317	4,936
Wyeth	49,460	18,540	68,000	2,203	826	3,029
Total Medical-Drugs						7,965

Medical-Generic Drugs — 1.2%
Teva Pharmaceutical Industries ADR	28,600	-	28,600	1,272	-	1,272
Total Medical-Generic Drugs						1,272

Metal Processors & Fabricators — 3.5%
Sterlite Industries ADR*	154,250	52,430	206,680	2,854	970	3,824
Total Metal Processors & Fabricators						3,824

Metal-Aluminum — 1.6%
Alcoa	33,040	10,610	43,650	1,292	415	1,707
Total Metal-Aluminum						1,707

Multi-Line Insurance — 4.7%
American International Group	45,700	-	45,700	3,092	-	3,092
XL Capital, Cl A	15,850	10,240	26,090	1,255	811	2,066
Total Multi-Line Insurance						5,158

Networking Products — 3.5%
Cisco Systems*	82,740	33,670	116,410	2,739	1,115	3,854
Total Networking Products						3,854

Non-Hazardous Waste Disposal — 2.6%
Waste Management	55,930	19,860	75,790	2,111	750	2,861
Total Non-Hazardous Waste Disposal						2,861

Oil Companies-Integrated — 1.3%
ConocoPhillips	16,400	-	16,400	1,439	-	1,439
Total Oil Companies-Integrated						1,439

Pipelines — 3.8%
El Paso	181,980	61,860	243,840	3,088	1,050	4,138
Total Pipelines						4,138

Property/Casualty Insurance — 1.5%
Progressive	49,000	-	49,000	951	-	951
Travelers	7,960	5,160	13,120	401	260	661
Total Property/Casualty Insurance						1,612

Reinsurance — 3.9%
Berkshire Hathaway, Cl A*	27	9	36	3,200	1,067	4,267
Total Reinsurance						4,267

Retail-Discount — 1.7%
Wal-Mart Stores	43,550	-	43,550	1,901	-	1,901
Total Retail-Discount						1,901

Retail-Drug Store — 6.1%
CVS Caremark	43,620	13,400	57,020	1,729	531	2,260
Walgreen	70,180	24,940	95,120	3,315	1,178	4,493
Total Retail-Drug Store						6,753

Retail-Major Department Store — 0.9%
JC Penney	15,000	-	15,000	950	-	950
Total Retail-Major Department Store						950

Retail-Restaurants — 0.4%
Starbucks*	17,300	-	17,300	453	-	453
Total Retail-Restaurants						453

Semiconductor Components-Integrated Circuits — 6.4%
Maxim Integrated Products	146,370	95,660	242,030	4,296	2,808	7,104
Total Semiconductor Components-Integrated Circuits						7,104

Telecommunications Equipment — 1.0%
Alcatel-Lucent ADR	103,800	-	103,800	1,057	-	1,057
Total Telecommunications Equipment						1,057

Wireless Equipment — 1.7%
Qualcomm	44,750	-	44,750	1,891	-	1,891
Total Wireless Equipment						1,891

Total Common Stock (Cost $93,533)				79,938	26,923	106,861

Money Market Fund — 1.6%
Evergreen Select Money Market Fund
Institutional Class, 5.25% (D)	895,974	833,403	1,729,377	896	833	1,729
Total Money Market Fund (Cost $1,729)

Total Investments — 99.1% (Cost $95,262)				80,834	27,756	108,590
Other Assets and Liabilities, Net — 0.9%				826	117	943
Total Net Assets — 100.0%				$ 81,660	$ 27,873	$ 109,533

* Non-income producing security.
(D) — The rate reported represents the 7-day effective yield as of September 30, 2007.

ADR — American Depositary Receipt
Cl — Class

Cost figures are shown with "000's" omitted.
Amounts designated as "-" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the pro forma financial statements.

Pro Forma Statement of Assets and Liabilities (000, excluding shares)
As of September 30, 2007 (Unaudited)
					Pro Forma
	Old Mutual	Old Mutual			Old Mutual
	Large Cap Fund	Focused Fund	Adjustment		Focused Fund
Assets
Investment Securities, at cost	$71,424	$23,838			$95,262
Investment Securities, at value	$80,834	$27,756			$108,590
Receivable for Capital Shares Sold	12	20			32
Receivable for Investment Securities Sold	943	140			1,083
Receivable for Dividends and Interest	71	30			101
Receivable from Investment Advisor	18	10	73	(3)	28
Prepaid Expenses	63	45			108
Total Assets	81,941	28,001	73		109,942
Liabilities
Payable for Management Fees	50	17			67
Payable for Capital Shares Redeemed	110	29	66	(2)	205
Payable for Investment Securities Purchased	12	40			52
Payable for Trustee Fees	2	1			3
Payable for Website Fees	2	1			3
Payable for Distribution & Service Fees	—	—			—
Accrued Expenses	105	40	73	(3)	145
Total Liabilities	281	128	139		475
Net Assets	$81,660	$27,873	(66)		$109,467
Net Assets:
Paid-in Capital†	$149,798	$22,171	(66)	(2)	$171,903
Undistributed (Distributions in Excess of) Net Investment Income/
(Accumulated Net Investment Loss)	442	142			584
Accumulated Net Realized Gain (Loss) on Investments	(77,990)	1,642			(76,348)
Unrealized Appreciation on Investments	9,410	3,918			13,328
Net Assets	$81,660	$27,873	(66)		$109,467
Net Assets — Class Z	$80,849	$24,049			$104,898
Net Assets — Advisor Class	66	N/A	(66)	(2)	-
Net Assets — Class A	671	3,387			4,058
Net Assets — Class C	74	437			511
Net Assets — Class R	—	—			—
Net Assets — Institutional Class	—	—			—
Outstanding shares of beneficial interest — Class Z	4,862,644	925,890	(1,749,459)	(1)	4,039,075

Outstanding shares of beneficial interest — Advisor Class	3,969	N/A	(3,969)	(2)	—
Outstanding shares of beneficial interest — Class A	40,515	131,326	(14,500)	(1)	157,341
Outstanding shares of beneficial interest — Class C	4,528	17,372	(1,593)	(1)	20,307
Outstanding shares of beneficial interest — Class R	19	12	(6)	(1)	25
Outstanding shares of beneficial interest — Institutional Class	19	12	(6)	(1)	25
Net Asset Value, Offering and Redemption Price Per Share — Class Z*	$16.63	$25.97			$25.97
Net Asset Value, Offering and Redemption Price Per Share — Advisor Class*	$16.54	N/A			N/A
Net Asset Value and Redemption Price Per Share — Class A*	$16.56	$25.79			$25.79
Maximum Offering Price Price Per Share — Class A (Net Asset Value/94.25%)	$17.57	$27.36			$27.36
Net Asset Value and Offering Price Per Share — Class C††*	$16.29	$25.13			$25.13
Net Asset Value, Offering and Redemption Price Per Share — Class R*	$16.50	$25.76			$25.76
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class*	$16.63	$25.98			$25.98

† Par Value of $0.001, unlimited authorization.
†† Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund’s prospectus.
* Net assets divided by shares may not calculate to the stated NAV because these amounts are shown rounded.
(1) Reflects reduction in shares outstanding (calculation equals Class Net Assets/Net Asset Value per Share).
(2) Reflects closing of Advisor Class shares on November 27th, 2007.
(3) Reflects increase in accrued expenses and receivable from the Investment Advisor for merger related costs to be incurred by each Fund, subject to applicable expense limitations (See Note 5).

N/A — Not Applicable.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Pro Forma Statement of Operations (000)
For the twelve-month period ended September 30, 2007 (Unaudited)
					Pro Forma
	Old Mutual	Old Mutual			Old Mutual
	Large Cap Fund	Focused Fund	Adjustment		Focused Fund
Investment Income:
Dividends	$2,274	$505			$2,779
Interest	171	31			202
Less: Foreign Taxes Withheld	(31)	(7)			(38)
Total Investment Income	2,414	529			2,943
Expenses:
Management Fees	1,044	218			1,262
Website Fees	8	2			10
Transfer Agent Fees	430	112	(34)	(2)	508
Trustees’ Fees	15	4			19
Distribution and Service Fees
Advisor Class	1	-			1
Class A	1	7			8
Class C	1	2			3
Class R	-	-			-
Professional Fees	104	26	(13)	(2)	117
Registration and SEC Fees	68	51	(59)	(2)	60
Custodian Fees	59	6	(47)	(2)	18
Printing Fees	38	14	(3)	(2)	49
Pricing Fees	4	1	(1)	(2)	4
Other Expenses	33	9	(3)	(2)	39
Total Expenses	1,806	452	(160)		2,098
Net Waiver of Management Fees	197	106	(162)	(3)	141
Expense Reduction (1)	5	2			7
Net Expenses	1,604	344	2		1,950
Net Investment Income (Loss)	810	185	(2)		993
Net Realized Gain from
Security Transactions	19,321	2,396			21,717
Net Change in Unrealized Appreciation
on Investments	699	1,600			2,299
Net Realized and Unrealized Gain
on Investments	20,020	3,996			24,016
Increase (Decrease) in Net Assets Resulting

from Operations	$20,830	$4,181	($2)	$25,009

(1) All expense reductions are for transfer agent expenses.
(2) Reflects adjustment in expenses due to elimination of duplicative services.
(3) Reflects adjustment in waiver of management fees due to the reduction in total expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Notes to Pro Forma Financial Statements

As of September 30, 2007 (Unaudited)

Note 1 – Plan of Reorganization

On December 18, 2007, the Board of Trustees of Old Mutual Funds II (the “Trust”) approved a Plan of Reorganization (the “Plan”) and authorized the submission of the Plan to shareholders for approval. If the Plan is approved by shareholders, Old Mutual Large Cap Fund (the “Selling Fund” or “Large Cap Fund”) will reorganize into Old Mutual Focused Fund (the “Acquiring Fund” or “Focused Fund” and together with the Large Cap Fund, the “Funds”) (the “Merger”). The Focused Fund will acquire all of the assets of Large Cap Fund (subject to any existing liabilities), in exchange for a number of shares of the Focused Fund equal in value to the net assets of the Large Cap Fund at the time of the Merger. The Merger will be accounted for as a tax-free reorganization of investment companies.

The accompanying unaudited pro forma schedule of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of the Large Cap Fund and Focused Fund (each a “Fund”), which are included in their respective annual reports dated March 31, 2007 and incorporated by reference in the Statement of Additional Information dated November 19, 2007.

Note 2 - Security Valuation

Both Large Cap Fund and Focused Fund adhere to the following security valuation policy. Investment securities of the Funds, including securities sold short, that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter (“OTC”) (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (the “Valuation Time”) or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available, are valued in accordance with the Fair Value Procedures established by the Board of Trustees of the Trust (the “Board”). The Funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to fair valued securities for purposes of calculating a Fund’s net asset value (“NAV”). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over the counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued based upon quotations from the principal market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board believes accurately reflects fair value. Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Fund’s investment advisor, Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Advisor”) determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs.

Note 3 – Capital Share Transactions

The unaudited pro forma net asset value per share assumes additional shares of the Acquiring Fund issued in connection with the proposed acquisition of the Selling Fund as of September 30, 2007. The number of additional shares issued was calculated by dividing the value of the assets, net of liabilities, of the Selling Fund by the net asset value per share of the Acquiring Fund.

Note 4 – Unaudited Pro Forma Adjustments

The accompanying unaudited pro forma financial statements reflect changes in Fund shares as if the Merger had taken place on September 30, 2007 and include expenses attributable to Advisor Class Shares, which are no longer offered by either Fund. The Selling Fund’s expenses were adjusted assuming the Acquiring Fund’s fee and expense structure was in effect for the twelve month period ended September 30, 2007 and for estimated reductions due to the elimination of duplicate expenses. No adjustments to securities positions were required to present the pro forma financial statements.

Note 5 – Merger Costs

Each of the Funds shall bear any expenses each incurs in connection with the Plan and the transactions contemplated hereby, subject to applicable expense limitations. Costs associated with the merger generally include printing and mailing costs, solicitation costs, legal costs and costs paid to the Funds’ independent registered public accounting firm. All merger costs will be allocated to the Funds on the basis of relative net assets.

Note 6 – Federal Income Taxes

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

The Large Cap Fund has capital loss carryforwards available to offset future capital gains of approximately $83,739,414 as of September 30, 2007.  Absent realized capital gain net income, approximately $83,739,000 of these capital loss carryforwards will expire in the fiscal years ending March 31, 2011.  Under Section 381 of the Code, the Focused Fund would succeed to the capital loss carryforwards of the Large Cap Fund if, as described above, the transfer of the assets of the Large Cap Fund to the Focused Fund qualifies as a “reorganization” under Section 368(a) of the Code.  No additional limitation will be imposed on the utilization of these capital loss carryforwards by the Focused Fund if the Reorganization is consummated.

The Focused Fund has de minimis capital loss carryforwards available to offset future capital gains as of September 30, 2007.

Note 7 – Litigation

In June 2004, sub-advisor Liberty Ridge Capital, Inc. (“Liberty Ridge”) [formerly known as Pilgrim Baxter & Associates, Ltd. (“PBA”)], reached settlement agreements with respect to the market timing and selective disclosure actions filed by the Securities and Exchange Commission (“SEC”) and New York Attorney General (“NYAG”). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust’s Statement of Additional Information are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate its management of the Funds. In this event, the Board would be required to seek new investment management of the Funds sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the “MDL Court”), PBHG Funds (now known as Old Mutual Advisor Funds II), Liberty Ridge, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust’s Statement of Additional Information. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in, or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment advisor, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds’ 12b-1 Plan.

On August 30, 2005, the State of West Virginia Securities Division (the “WV Securities Division”) entered a cease and desist order (the “Order” and, together with the Civil Litigation, the “Litigation”) against PBA. The Trust was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of the Trust’s disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the Trust. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code §§ 32-1-101, et seq.) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the Statement of Additional Information.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment advisor to the Funds. However, neither Liberty Ridge nor Old Mutual Capital are currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Funds.

PART C: OTHER INFORMATION

Item 15.	Indemnification

The Agreement and Declaration of Trust of the Registrant includes the following:

ARTICLE VIII

LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 8.1.               Limitation of Liability. A Trustee or officer, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

Section 8.2.       Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

Section 8.3.       Indemnification of Shareholders. In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of his being or having been a Shareholder of the Trust or any Portfolio or Class and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable Portfolio, to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Trust, on behalf of the affected Portfolio, shall upon request by the Shareholder, assume the defense of any such claim made against the Shareholder for any act or obligation of that Portfolio.

The Bylaws of the Registrant include the following:

ARTICLE VIII

INDEMNIFICATION

Section 1.          Indemnification. For the purpose of this Section 1, “Trust” includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction; “proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and “expenses” includes without limitation attorney’s fees and any expenses of establishing a right to indemnification under this Section 1.

(a)         The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

(b)        The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

(c)         Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person’s office with the Trust.

Section 2.          Advance Payments of Indemnifiable Expenses. To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

Item 16. Exhibits

(1)	Amended and Restated Agreement and Declaration of Trust. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.
(a)	First Amendment to Amended and Restated Agreement and Declaration of Trust, as amended August 2, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(i)	Amended Schedule A to Agreement and Declaration of Trust, as amended August 2, 2007 and Effective September 21, 2007.

Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(ii)	Amended Schedule A to Agreement and Declaration of Trust, as amended October 18, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(b)	Second Amendment to Amended and Restated Agreement and Declaration of Trust, as amended effective November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(2)	Amended and Restated Bylaws. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.
(a)	Amendment No. 1 To Amended and Restated Bylaws. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(3)	Voting Trust Agreement – none.
(4)

(a)           A copy of the Plan of Reorganization to be adopted in connection with the reorganization of Old Mutual Large Cap Growth Fund with Old Mutual Large Cap Growth Concentrated Fund is attached as Appendix I to the combined proxy statement and prospectus related to such reorganization and incorporated by reference to Old Mutual Funds II’s Registration Statement on Form N-14 filed December 21, 2007.

(b)

A copy of the Plan of Reorganization to be adopted in connection with the reorganization of Old Mutual Large Cap Fund with Old Mutual Focused Fund is attached as Appendix I to the combined proxy statement and prospectus related to such reorganization and incorporated by reference to Old Mutual Funds II’s Registration Statement on Form N-14 filed December 21, 2007.

(5)	Instruments Defining Rights of Security Holders.
(a)	Articles II, VI, VII and IX of the Amended and Restated Agreement and Declaration of Trust. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.
(b)	Article IV of the Amended and Restated Bylaws. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.
(6)	Investment Advisory Agreement.
(a)	Management Agreement by and between the Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)	Amendment to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.
(b)

Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Large Cap Fund, Old Mutual Mid-Cap Fund, Old Mutual Small Cap Fund, Old Mutual Focused Fund and Old Mutual Strategic Small Company Fund of the Registrant, Old Mutual Capital, Inc. and Liberty Ridge Capital, Inc. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(c)

Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Growth Fund, Old Mutual Large Cap Growth Fund, Old Mutual Large Cap Growth Concentrated Fund and Old Mutual Select Growth Fund of the Registrant, Old Mutual Capital, Inc. and Turner Investment Partners, Inc. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(d)

Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Select Growth Fund, the Old Mutual Large Cap Growth Fund and the Old Mutual Large Cap Growth Concentrated Fund of the Registrant, Old Mutual Capital, Inc. and Ashfield Capital Partners, LLC. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(7)	Distribution Agreement.
(a)	Executed Distribution Agreement dated July 8, 2004 by and between the Registrant and Old Mutual Investment Partners. Incorporated herein by reference to PEA No. 77 filed on October 19, 2004.
(b)	Second Amendment to the Distribution Agreement dated July 8, 2004, as amended November 1, 2006. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.
(c)	Third Amendment to the Distribution Agreement dated July 8, 2004, as amended June 4, 2007. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.
(d)	Fourth Amendment to the Distribution Agreement dated July 8, 2004, as amended November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(8)	Not Applicable.
(9)

Custodian Agreement. Custodian Agreement between the Registrant and Wachovia Bank, NA (predecessor to U.S. Bank, National Association). Incorporated herein by reference to PEA No. 54 filed on March 8, 2002.

(a)	Schedule C dated July 14, 2003 to Custodian Agreement between the Registrant and Wachovia Bank, N.A. (predecessor to U.S. Bank, National

Association) Incorporated herein by reference to PEA No. 61 filed on July 30, 2003.

(b)

Amendment dated October 5, 2006 to Custodian Agreement and Schedule C to Custodian Agreement between the Registrant and U.S. Bank N.A. Incorporated herein by reference to PEA No. 90 filed on October 18, 2006.

(c)	Amendment dated March 14, 2007 to Custodian Agreement and Schedule C to Custodian Agreement between Registrant and U.S. Bank N.A. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.
(d)

Custody Agreement, entered into as of November 1, 2007 with effective dates as indicated on Schedule II thereto, by and between the Registrant and The Bank of New York. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(e)

Foreign Custody Manager Agreement, entered into as of November 1, 2007 with an effective date of December 10, 2007, by and between the Registrant and The Bank of New York. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(10)	Plan under Rule 12b-1 and Rule 18f-3 Multiple Class Plan.
(a)	Plan under Rule 12b-1 with respect to the Advisor Class Shares. Incorporated herein by reference to PEA No. 53 filed January 11, 2002.
(i)	Amendment to Schedule A of Plan under Rule 12b-1 with respect to the Advisor Class Shares. Incorporated herein by reference to PEA No. 61 filed on July 30, 2003.
(b)	Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.
(i)	Amendment dated May 9, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.
(ii)	Amendment dated June 4, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class A shares. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.
(c)	Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.
(i)	Amendment dated May 9, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(ii)	Amendment dated June 4, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class C shares. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.
(d)	Distribution Plan under Rule 12b-1 with respect to the Class R Shares. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.
(i)	Amendment dated May 9, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to the Class R Shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.
(ii)	Amendment dated November 19, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class R Shares. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(e)	Service Plan under Rule 12b-1 with respect to the Class R Shares. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.
(i)	Amendment dated May 9, 2007 to Schedule A of Service Plan under Rule 12b-1 with respect to Class R shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.
(ii)	Amendment dated November 19, 2007 to Schedule A of Service Plan under Rule 12b-1 with respect to Class R shares. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(f)

Service Plan under Rule 12b-1 with respect to Class A and Class C Shares of the Old Mutual TS&W Mid-Cap Fund and the Old Mutual Cash Reserves Fund. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(g)	Rule 18f-3 Multiple Class Plan dated July 30, 2003. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.
(i)	Amendment to Rule 18f-3 Multiple Class Plan dated July 30, 2003, as amended April 23, 2007. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.
(ii)	Amendment to Rule 18f-3 Multiple Class Plan dated July 30, 2003, as amended November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(11)

Form of Opinions of Ballard Spahr Andrews & Ingersoll, LLP, regarding validity of shares to be issued and related consents. Incorporated herein by reference to the Registration Statement on Form N-14 filed December 21, 2007.

(12)	Opinions of Ballard Spahr Andrews & Ingersoll, LLP, regarding tax matters and related consents to be filed by amendment.
(13)	Other Material Contracts.
(a)

Executed Administrative Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services (now known as Old Mutual Fund Services). Incorporated herein by reference to PEA No. 53 filed January 11, 2002.

(i)	Schedule A dated October 29, 2001 to the Administrative Services Agreement dated January 25, 2001. Incorporated herein by reference to PEA No. 55 filed on July 26, 2002.
(ii)	Schedule A dated July 14, 2003 to the Administrative Services Agreement dated January 25, 2001. Incorporated herein by reference to PEA No. 61 filed on July 30, 2003.
(iii)

Amendment to Administrative Services Agreement dated October 1, 2004 by and between the Registrant and Old Mutual Fund Services (formerly known as PBHG Fund Services). Incorporated herein by reference to PEA No. 77 filed on October 19, 2004.

(b)

Assignment and Assumption Agreement to Administrative Services Agreement dated December 31, 2005 by and between Old Mutual Advisor Funds II, Old Mutual Fund Services, and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 89 filed on August 21, 2006.

(c)

Sub-Administrative Services Agreement dated January 1, 2001 by and between PBHG Fund Services and SEI Fund Resources (now known as SEI Investments Mutual Funds Services). Incorporated herein by reference to PEA No. 47 filed May 8, 2001.

(i)	Schedule A dated October 29, 2001 to the Sub-Administrative Services Agreement dated January 1, 2001. Incorporated herein by reference to PEA No. 53 filed January 11, 2002.
(ii)	Form of Amendment No. 1 to Sub-Administrative Services Agreement dated February 1, 2004. Incorporated herein by reference to PEA No. 76 filed July 28, 2004.
(iii)	Amendment No. 2 to the Sub-Administrative Services Agreement dated January 1, 2007. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.
(iv)	Amendment No. 3 to the Sub-Administrative Services Agreement dated June 4, 2007. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.

(d)

Assignment and Assumption Agreement to Sub-Administrative Services Agreement dated December 31, 2005 by and between Old Mutual Fund Services, Old Mutual Capital, Inc., and SEI Investments Mutual Funds Services. Incorporated herein by reference to PEA No. 89 filed on August 21, 2006.

(e)

Fund Sub-Administration and Accounting Agreement, entered into as of November 1, 2007 with effective dates as indicated on Exhibit A thereto, by and between Old Mutual Capital, Inc. and The Bank of New York. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(f)

Executed Agency Agreement dated January 1, 1998 and Schedule A dated December 14, 2000 by and between the Registrant and DST Systems, Inc. Incorporated herein by reference to PEA No. 42 filed December 15, 2000.

(i)	Exhibit A dated October 29, 2001 to the Agency Agreement dated January 1, 1998. Incorporated herein by reference to PEA No. 53 filed January 11, 2002.
(ii)	Amendment to the Agency Agreement dated September 1, 2006. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.
(iii)	Amendment to the Agency Agreement dated June 4, 2007. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.
(iv)	Amendment to the Agency Agreement dated November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(g)	Amended and Restated Expense Limitation Agreement between Old Mutual Capital, Inc. and the Registrant. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.
(i)

Amendment dated May 9, 2007 to Schedules A through F of the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(ii)

Amended Schedules A through F of the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.

(h)	Expense Limitation Agreement between the Registrant, on behalf of the Old Mutual TS&W Mid-Cap Value Fund and Old Mutual Capital, Inc.

dated June 4, 2007. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.

(i)

Expense Limitation Agreement between the Registrant, on behalf of the Old Mutual Advantage Growth Fund, Old Mutual Barrow Hanley Core Bond Fund, Old Mutual Dwight High Yield Fund, Old Mutual Discover Value Fund, and Old Mutual Capital, Inc. dated November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(j)

Extended Expense Limitation Agreement between the Registrant, on behalf of the Old Mutual TS&W Mid-Cap Value Fund, and Old Mutual Capital, Inc., dated June 4, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(k)

Extended Expense Limitation Agreement between the Registrant, on behalf of each Fund except the Old Mutual TS&W Mid-Cap Value Fund, the Old Mutual Advantage Growth Fund, the Old Mutual Barrow Hanley Core Bond Fund, the Old Mutual Dwight High Yield Fund, and the Old Mutual Discover Value Fund, and Old Mutual Capital, Inc. dated June 4, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)

Amended Schedule A, dated November 19, 2007, to Extended Expense Limitation Agreement dated June 4, 2007 between the Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(l)

Executed Shareholder Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services (now known as Old Mutual Fund Services). Incorporated herein by reference to PEA No. 53 filed January 11, 2002.

(i)	Amendment to Shareholder Services Agreement dated October 18, 2007. Attached herewith as an Exhibit.
(m)

Executed Shareholder Web Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services (now known as Old Mutual Fund Services). Incorporated herein by reference to PEA No. 53 filed January 11, 2002.

(n)	Service Plan for the Registrant’s Class A and Class C Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.
(o)	Escrow Agreement dated January 26, 2006 between the Registrant, Old Mutual Capital, Inc. and U.S. Bank, National Association. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.
(14)	Consent of PricewaterhouseCoopers LLP dated January 18, 2008 is filed herewith as Exhibit 14.

(15)	Not applicable.
(16)	Trustees’ Power of Attorney. Incorporated herein by reference to PEA No. 93 filed on March 16, 2007.
(17)
(a)	Code of Ethics of Registrant. Incorporated herein by reference to PEA No. 79 filed on May 13, 2005.
(b)	Form of Proxy Card. Incorporated herein by reference to the Registration Statement on Form N-14 filed December 21, 2007.

Item 17. Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus in a post-effective amendment to this registration statement.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Denver, and State of Colorado, on the 18th day of January, 2008.

OLD MUTUAL FUNDS II
Registrant

By:	/s/ Julian F. Sluyters
Julian F. Sluyters
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date
/s/ John R. Bartholdson	*	Trustee	January 18, 2008
John R. Bartholdson

/s/ Jettie M. Edwards	*	Trustee	January 18, 2008
Jettie M. Edwards

/s/ Albert A. Miller	*	Trustee	January 18, 2008
Albert A. Miller

/s/ Leigh A. Wilson	*	Trustee	January 18, 2008
Leigh A. Wilson

/s/ Thomas M. Turpin	*	Trustee	January 18, 2008
Thomas M. Turpin

/s/ Julian F. Sluyters		President and Principal	January 18, 2008
Julian F. Sluyters		Executive Officer

/s/ Robert T. Kelly		Treasurer and Principal	January 18, 2008
Robert T. Kelly		Financial Officer

*By	/s/ Andra C. Ozols
Andra C. Ozols
Attorney-in-Fact, pursuant to a power of attorney

OLD MUTUAL FUNDS II

INDEX TO EXHIBITS

Exhibit No.:	Exhibit

14	Consent of PricewaterhouseCoopers LLP dated January 18, 2008.